UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23101
American Funds Strategic Bond Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class A
|
ANBAX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund

(the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs
for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 37	0.72% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	2,187
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of
most
shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-112-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class C
| ANBCX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 72	1.42% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	2,187
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of
additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-112-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class T
| TFSBX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 22	0.43% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	2,187
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-112-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class F-1
| ANBEX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 36	0.70% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	2,187
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-112-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class F-2
| ANBFX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund

(the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 22	0.43% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	2,187
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of
additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-112-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class F-3
| ANBGX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 16	0.31% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	2,187
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability
of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-112-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class 529-A
| CANAX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 36	0.70% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	2,187
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-112-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class 529-C
| CANCX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 75	1.47% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	2,187
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-112-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class 529-E
| CANEX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 46	0.90% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	2,187
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-112-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class 529-T
| TSFBX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 24	0.47% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	2,187
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-112-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class 529-F-1
| CANFX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 24	0.48% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	2,187
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-112-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class 529-F-2
| FSBMX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 20	0.40% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	2,187
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-112-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class 529-F-3
| FBSSX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 18	0.35% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	2,187
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-112-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class R-1
| RANAX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 71	1.40% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	2,187
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-112-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class R-2
| RANBX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 69	1.35% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	2,187
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-112-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class R-2E
| RANHX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What
were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 58	1.13% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	2,187
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-112-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class R-3
| RANCX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the
fund
costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 48	0.95% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	2,187
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-112-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class R-4
| RANEX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 33	0.64% *
*Annualized.
Key
fund statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	2,187
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-112-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class R-5E
| RANJX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What
were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 24	0.47% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	2,187
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-112-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class R-5
| RANFX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What
were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 19	0.37% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	2,187
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-112-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class R-6
| RANGX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What
were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 16	0.31% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	2,187
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-112-0825 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds® Strategic Bond Fund
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended June 30, 2025
Lit. No. MFGEFP2-112-0825 © 2025 Capital Group. All rights reserved.

Investment portfolio June 30, 2025unaudited

Bonds, notes & other debt instruments 95.45%	Principal amount (000)	Value (000)
Mortgage-backed obligations 35.86%
Federal agency mortgage-backed obligations 28.13%
Fannie Mae Pool #FS5372 3.50% 7/1/2049 (a)	USD173,146	$159,529
Fannie Mae Pool #FM4279 2.00% 9/1/2050 (a)	1,479	1,172
Fannie Mae Pool #BQ2143 2.50% 9/1/2050 (a)	1,544	1,284
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)	2,404	2,105
Fannie Mae Pool #BQ6356 2.00% 11/1/2050 (a)	35	28
Fannie Mae Pool #CA7737 2.50% 11/1/2050 (a)	37,144	31,263
Fannie Mae Pool #BQ4077 2.00% 12/1/2050 (a)	11,127	8,820
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (a)	25,872	20,646
Fannie Mae Pool #BR2666 2.00% 2/1/2051 (a)	7,440	5,980
Fannie Mae Pool #FM6128 2.50% 2/1/2051 (a)	4,593	3,814
Fannie Mae Pool #FM5713 2.50% 2/1/2051 (a)	83	69
Fannie Mae Pool #CA9390 2.50% 3/1/2051 (a)	34,137	28,343
Fannie Mae Pool #MA4282 2.50% 3/1/2051 (a)	6,596	5,506
Fannie Mae Pool #BR3314 2.50% 3/1/2051 (a)	5,361	4,451
Fannie Mae Pool #BR3771 2.00% 4/1/2051 (a)	2,491	1,977
Fannie Mae Pool #BR7719 2.00% 4/1/2051 (a)	1,067	846
Fannie Mae Pool #MA4306 2.50% 4/1/2051 (a)	26,365	22,030
Fannie Mae Pool #BN9135 2.50% 4/1/2051 (a)	4,502	3,738
Fannie Mae Pool #BR9703 2.50% 4/1/2051 (a)	1,595	1,324
Fannie Mae Pool #BR7725 2.50% 4/1/2051 (a)	1,330	1,104
Fannie Mae Pool #CB0046 3.00% 4/1/2051 (a)	124,554	107,916
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (a)	39,693	34,686
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (a)	4,888	4,272
Fannie Mae Pool #CB0520 2.50% 5/1/2051 (a)	2,550	2,117
Fannie Mae Pool #CB0396 2.50% 5/1/2051 (a)	1,926	1,599
Fannie Mae Pool #BT0971 2.50% 5/1/2051 (a)	1,328	1,102
Fannie Mae Pool #BR9622 2.50% 5/1/2051 (a)	496	412
Fannie Mae Pool #FM7803 2.00% 6/1/2051 (a)	9,936	8,008
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (a)	3,618	3,161
Fannie Mae Pool #CB1186 2.00% 7/1/2051 (a)	15,169	12,060
Fannie Mae Pool #FM7943 2.00% 7/1/2051 (a)	11,301	8,958
Fannie Mae Pool #BT1855 2.00% 7/1/2051 (a)	1,624	1,287
Fannie Mae Pool #BQ0991 2.50% 7/1/2051 (a)	7,580	6,294
Fannie Mae Pool #BT2760 2.50% 8/1/2051 (a)	19	16
Fannie Mae Pool #BT9828 2.50% 9/1/2051 (a)	6,513	5,408
Fannie Mae Pool #BT9289 2.50% 9/1/2051 (a)	481	399
Fannie Mae Pool #FM9068 2.50% 10/1/2051 (a)	9,179	7,688
Fannie Mae Pool #FM8954 2.50% 10/1/2051 (a)	19	16
Fannie Mae Pool #FS4628 3.00% 10/1/2051 (a)	6,537	5,712
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (a)	18,568	14,757
Fannie Mae Pool #CB2095 3.00% 11/1/2051 (a)	18,081	15,671
Fannie Mae Pool #FS1069 2.00% 12/1/2051 (a)	12,108	9,598
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (a)	2,499	1,986
Fannie Mae Pool #BT9483 2.50% 12/1/2051 (a)	946	796
Fannie Mae Pool #BT9510 2.50% 12/1/2051 (a)	940	792
Fannie Mae Pool #CB2319 2.50% 12/1/2051 (a)	934	786
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (a)	700	581
Fannie Mae Pool #CB2372 2.50% 12/1/2051 (a)	453	381
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (a)	4,882	3,878
Fannie Mae Pool #CB2666 3.00% 1/1/2052 (a)	3,000	2,599
Fannie Mae Pool #BU9641 3.00% 1/1/2052 (a)	1,917	1,664
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (a)	7,491	5,951
Fannie Mae Pool #BV2340 2.00% 2/1/2052 (a)	1,471	1,166
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (a)	1,214	963
Fannie Mae Pool #CB3155 2.00% 3/1/2052 (a)	8,179	6,489
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (a)	3,809	3,019
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (a)	3,282	2,608
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (a)	2,931	2,326
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (a)	1,734	1,374
Fannie Mae Pool #BV4169 2.00% 3/1/2052 (a)	1,701	1,348
Fannie Mae Pool #CB3995 2.50% 3/1/2052 (a)	306	255
Fannie Mae Pool #BT8111 2.50% 3/1/2052 (a)	304	253

1	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BT2305 2.50% 3/1/2052 (a)	USD302	$252
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (a)	40,937	32,548
Fannie Mae Pool #FS7498 2.00% 4/1/2052 (a)	18,090	14,369
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (a)	3,367	2,675
Fannie Mae Pool #BV4658 2.00% 4/1/2052 (a)	403	321
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (a)	2,507	2,081
Fannie Mae Pool #BV3853 2.50% 4/1/2052 (a)	864	719
Fannie Mae Pool #BU8802 2.50% 4/1/2052 (a)	428	356
Fannie Mae Pool #BU9507 2.50% 4/1/2052 (a)	66	55
Fannie Mae Pool #BV8117 3.00% 4/1/2052 (a)	2,000	1,733
Fannie Mae Pool #FS7061 3.00% 4/1/2052 (a)	400	347
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (a)	7,660	6,089
Fannie Mae Pool #BV9818 2.50% 5/1/2052 (a)	598	498
Fannie Mae Pool #BU6941 2.50% 5/1/2052 (a)	250	208
Fannie Mae Pool #BV5578 3.00% 5/1/2052 (a)	2,000	1,733
Fannie Mae Pool #BV8809 3.00% 5/1/2052 (a)	2,000	1,733
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (a)	5,288	4,196
Fannie Mae Pool #BW3559 2.50% 6/1/2052 (a)	960	802
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (a)	10,955	8,685
Fannie Mae Pool #CB4274 2.50% 7/1/2052 (a)	7,375	6,121
Fannie Mae Pool #MA4652 2.50% 7/1/2052 (a)	187	156
Fannie Mae Pool #FS2654 4.00% 8/1/2052 (a)	10,798	10,068
Fannie Mae Pool #CB4384 4.50% 8/1/2052 (a)	198,452	190,981
Fannie Mae Pool #MA4769 2.00% 9/1/2052 (a)	385	305
Fannie Mae Pool #CB4548 4.00% 9/1/2052 (a)	8,206	7,648
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (a)	23,054	22,081
Fannie Mae Pool #BV8052 4.50% 9/1/2052 (a)	12,281	11,778
Fannie Mae Pool #BW7702 4.50% 9/1/2052 (a)	— (b)	— (b)
Fannie Mae Pool #CB4801 4.50% 10/1/2052 (a)	22,409	21,489
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (a)	150,276	148,084
Fannie Mae Pool #FS5994 5.00% 10/1/2052 (a)	129,360	127,493
Fannie Mae Pool #FS5554 4.50% 11/1/2052 (a)	24,946	23,926
Fannie Mae Pool #BV7577 4.50% 11/1/2052 (a)	18,152	17,410
Fannie Mae Pool #MA4932 3.00% 1/1/2053 (a)	2,000	1,733
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (a)	36,393	34,854
Fannie Mae Pool #BW5065 5.00% 1/1/2053 (a)	5,521	5,436
Fannie Mae Pool #CB5633 4.50% 2/1/2053 (a)	119,345	114,479
Fannie Mae Pool #BX5114 5.00% 2/1/2053 (a)	37,142	36,577
Fannie Mae Pool #BW1849 5.00% 2/1/2053 (a)	1,630	1,606
Fannie Mae Pool #BX6074 5.00% 3/1/2053 (a)	73,434	72,359
Fannie Mae Pool #FS4142 5.00% 3/1/2053 (a)	64,986	64,034
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (a)	11,016	11,277
Fannie Mae Pool #CB6303 4.50% 5/1/2053 (a)	10,174	9,752
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (a)	4,345	4,294
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (a)	8,765	8,774
Fannie Mae Pool #BW9777 3.00% 6/1/2053 (a)	2,000	1,733
Fannie Mae Pool #FS6793 4.00% 6/1/2053 (a)	2,052	1,910
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (a)	47,334	46,517
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (a)	65	66
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (a)	40	41
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (a)	30	31
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (a)	17,976	14,279
Fannie Mae Pool #FS8875 3.00% 7/1/2053 (a)	2,000	1,733
Fannie Mae Pool #CB6626 4.00% 7/1/2053 (a)	363	338
Fannie Mae Pool #CB7075 4.00% 9/1/2053 (a)	55,745	52,015
Fannie Mae Pool #CB7076 4.00% 9/1/2053 (a)	33,735	31,430
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (a)	10,394	10,419
Fannie Mae Pool #FS7252 5.00% 11/1/2053 (a)	150,945	148,337
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (a)	41,643	41,717
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (a)	34,959	36,281
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (a)	39,198	40,797
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)	14,137	14,619
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (a)	4,214	4,379
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (a)	3,462	3,603
Fannie Mae Pool #DB3463 5.50% 5/1/2054 (a)	43,399	43,431
Fannie Mae Pool #DB3612 5.50% 5/1/2054 (a)	13,498	13,508

American Funds Strategic Bond Fund	2

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (a)	USD2,324	$2,368
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)	5,042	5,240
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (a)	27,093	27,264
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (a)	7,199	7,388
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (a)	4,418	4,512
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (a)	3,038	3,118
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)	7,865	8,191
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)	2,241	2,330
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)	1,272	1,325
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (a)	2,664	2,673
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (a)	6,865	6,995
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)	6,083	6,198
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (a)	716	732
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (a)	673	689
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (a)	5,095	5,305
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (a)	44,472	44,505
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (a)	22,421	22,437
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (a)	15,104	15,152
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (a)	9,066	9,116
Fannie Mae Pool #CB9159 6.00% 9/1/2054 (a)	67,740	69,162
Fannie Mae Pool #BU5048 6.00% 9/1/2054 (a)	9,008	9,200
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)	4,172	4,175
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (a)	13,892	13,899
Fannie Mae Pool #MA5697 4.00% 5/1/2055 (a)	382	355
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (a)	11,288	11,477
Fannie Mae Pool #MA5732 4.00% 6/1/2055 (a)	336	313
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (a)	9,295	7,393
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (a)	4,489	3,798
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (a)	6,590	5,839
Fannie Mae Pool #DD9323 4.00% 4/1/2055 (a)	416	387
Fannie Mae Pool #MB0294 4.00% 1/1/2055 (a)	3,994	3,716
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)	2,447	2,142
Freddie Mac Pool #QB3745 2.50% 9/1/2050 (a)	79	66
Freddie Mac Pool #RA3528 2.50% 9/1/2050 (a)	19	16
Freddie Mac Pool #RA4206 2.50% 12/1/2050 (a)	622	517
Freddie Mac Pool #QB8605 2.00% 2/1/2051 (a)	8,264	6,640
Freddie Mac Pool #QB8797 2.50% 2/1/2051 (a)	1,590	1,320
Freddie Mac Pool #QC0462 2.00% 4/1/2051 (a)	16,995	13,472
Freddie Mac Pool #QC0576 2.50% 4/1/2051 (a)	2,032	1,688
Freddie Mac Pool #QC1187 2.50% 4/1/2051 (a)	1,549	1,286
Freddie Mac Pool #QC0478 2.50% 4/1/2051 (a)	476	395
Freddie Mac Pool #QC3532 2.50% 6/1/2051 (a)	2,882	2,393
Freddie Mac Pool #SD0644 2.50% 7/1/2051 (a)	11,369	9,526
Freddie Mac Pool #SD8160 2.00% 8/1/2051 (a)	1,952	1,554
Freddie Mac Pool #QC5798 2.00% 8/1/2051 (a)	1,496	1,190
Freddie Mac Pool #QC5137 2.50% 8/1/2051 (a)	8,776	7,290
Freddie Mac Pool #QC5527 2.50% 8/1/2051 (a)	589	489
Freddie Mac Pool #SD8166 2.00% 9/1/2051 (a)	1,375	1,093
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (a)	849	716
Freddie Mac Pool #RA6136 2.50% 10/1/2051 (a)	3,822	3,173
Freddie Mac Pool #SD1345 2.50% 10/1/2051 (a)	2,626	2,181
Freddie Mac Pool #SD2880 3.00% 10/1/2051 (a)	13,434	11,735
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (a)	6,246	4,954
Freddie Mac Pool #RA6237 2.00% 11/1/2051 (a)	1,189	942
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (a)	2,509	1,995
Freddie Mac Pool #RA6427 3.00% 12/1/2051 (a)	506	438
Freddie Mac Pool #QD5204 2.50% 1/1/2052 (a)	54	45
Freddie Mac Pool #QD6836 2.00% 2/1/2052 (a)	1,457	1,155
Freddie Mac Pool #QD6093 2.00% 2/1/2052 (a)	1,319	1,046
Freddie Mac Pool #QD5748 2.00% 2/1/2052 (a)	1,241	984
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (a)	1,051	835
Freddie Mac Pool #RA6856 3.00% 2/1/2052 (a)	2,000	1,735
Freddie Mac Pool #QD5990 3.00% 2/1/2052 (a)	1,000	868
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (a)	16,819	13,361
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (a)	5,573	4,424
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (a)	4,219	3,347

3	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QD8103 2.00% 3/1/2052 (a)	USD1,530	$1,213
Freddie Mac Pool #QD8408 2.00% 3/1/2052 (a)	1,199	952
Freddie Mac Pool #RA7021 2.50% 3/1/2052 (a)	56	47
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (a)	4,214	3,347
Freddie Mac Pool #QE0312 2.00% 4/1/2052 (a)	1,701	1,348
Freddie Mac Pool #SD7554 2.50% 4/1/2052 (a)	455	384
Freddie Mac Pool #QE1005 2.50% 4/1/2052 (a)	90	75
Freddie Mac Pool #QE0025 2.50% 4/1/2052 (a)	52	43
Freddie Mac Pool #QD9323 2.50% 4/1/2052 (a)	46	38
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)	17,311	15,016
Freddie Mac Pool #SD5109 2.00% 6/1/2052 (a)	7,027	5,580
Freddie Mac Pool #SD4807 2.00% 6/1/2052 (a)	4,502	3,584
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (a)	3,381	2,929
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)	16,002	13,879
Freddie Mac Pool #SD1502 4.00% 7/1/2052 (a)	17,623	16,421
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (a)	761	604
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (a)	6,473	6,204
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (a)	17,651	15,309
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (a)	29,618	28,399
Freddie Mac Pool #QF0213 4.50% 9/1/2052 (a)	16,232	15,569
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (a)	7,457	7,147
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (a)	4,360	4,181
Freddie Mac Pool #QF1236 4.50% 10/1/2052 (a)	42,539	40,776
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (a)	2,891	2,772
Freddie Mac Pool #SD8258 5.00% 10/1/2052 (a)	15,287	15,064
Freddie Mac Pool #SD8263 3.00% 11/1/2052 (a)	2,000	1,734
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (a)	4,481	3,883
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (a)	33,711	33,217
Freddie Mac Pool #SD8284 3.00% 1/1/2053 (a)	2,000	1,733
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (a)	97,047	95,621
Freddie Mac Pool #QF5426 5.00% 1/1/2053 (a)	9,150	9,015
Freddie Mac Pool #QF7590 5.00% 2/1/2053 (a)	15,073	14,850
Freddie Mac Pool #QF8385 5.00% 2/1/2053 (a)	2,284	2,250
Freddie Mac Pool #QF9074 5.00% 2/1/2053 (a)	947	935
Freddie Mac Pool #SD2515 5.00% 3/1/2053 (a)	85,784	84,524
Freddie Mac Pool #QF8705 5.00% 3/1/2053 (a)	21,555	21,236
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (a)	6,751	6,672
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (a)	91	89
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (a)	2,968	2,846
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (a)	38,168	37,509
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (a)	403	412
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (a)	348	355
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (a)	247	253
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (a)	194	200
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (a)	100	99
Freddie Mac Pool #SD4999 5.00% 8/1/2053 (a)	28,255	27,836
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (a)	2,472	2,517
Freddie Mac Pool #RJ0147 2.50% 9/1/2053 (a)	373	310
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (a)	9,842	9,858
Freddie Mac Pool #SL0419 3.00% 10/1/2053 (a)	9,029	7,821
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (a)	182,674	179,518
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (a)	1,397	1,450
Freddie Mac Pool #SD8386 7.00% 12/1/2053 (a)	1,573	1,660
Freddie Mac Pool #SD6284 2.00% 1/1/2054 (a)	5,914	4,692
Freddie Mac Pool #SD8398 7.00% 1/1/2054 (a)	— (b)	— (b)
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (a)	999	1,021
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (a)	5,032	5,238
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (a)	1,264	1,297
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (a)	4,630	4,821
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (a)	9,191	9,361
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (a)	9,098	9,356
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (a)	6,757	6,884
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (a)	1,906	1,943
Freddie Mac Pool #QI9151 6.50% 7/1/2054 (a)	5,938	6,183
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (a)	4,617	4,651
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)	33,527	34,159

American Funds Strategic Bond Fund	4

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)	USD17,793	$18,531
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (a)	10,465	10,899
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (a)	6,307	6,564
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (a)	3,804	3,962
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (a)	3,752	3,887
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (a)	2,602	2,710
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (a)	45,708	45,741
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (a)	44,390	44,423
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (a)	18,768	18,828
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (a)	7,933	7,988
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (a)	7,142	7,156
Freddie Mac Pool #SD6578 6.00% 9/1/2054 (a)	48,602	49,701
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)	26,700	27,203
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)	13,733	14,094
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)	12,766	13,099
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)	8,194	8,349
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (a)	4,626	4,797
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (a)	4,112	4,260
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (a)	3,320	3,457
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (a)	2,844	2,956
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (a)	2,275	2,369
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (a)	1,790	1,860
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (a)	1,508	1,562
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)	56,394	56,436
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)	81,046	81,106
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (a)	123	123
Freddie Mac Pool #RJ4292 5.50% 2/1/2055 (a)	5,996	5,999
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (a)	2,210	2,211
Freddie Mac Pool #SL0585 5.50% 3/1/2055 (a)	232	232
Freddie Mac Pool #QY1239 4.00% 4/1/2055 (a)	1,695	1,578
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)	34,933	35,520
Freddie Mac Pool #QY2903 4.00% 5/1/2055 (a)	7,615	7,086
Freddie Mac Pool #QY3685 4.00% 5/1/2055 (a)	4,754	4,423
Freddie Mac Pool #RQ0019 4.00% 5/1/2055 (a)	401	373
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (a)	9,262	9,417
Freddie Mac Pool #RQ0010 4.00% 6/1/2055 (a)	499	464
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (a)	5,602	5,493
Freddie Mac, Series K142, Class A2, 2.40% 3/25/2032 (a)	24,762	22,018
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (a)	6,543	5,566
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (a)	6,940	5,904
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)	70,727	66,267
Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052 (a)	36,113	33,728
Government National Mortgage Assn. Pool #MA9014 4.00% 7/20/2053 (a)	78,056	72,915
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)	22,593	21,042
Uniform Mortgage-Backed Security 2.00% 7/1/2055 (a)(c)	195,864	155,096
Uniform Mortgage-Backed Security 2.50% 7/1/2055 (a)(c)	198,227	164,386
Uniform Mortgage-Backed Security 3.00% 7/1/2055 (a)(c)	4,659	4,032
Uniform Mortgage-Backed Security 3.50% 7/1/2055 (a)(c)	4,605	4,146
Uniform Mortgage-Backed Security 5.50% 7/1/2055 (a)(c)	24,716	24,714
Uniform Mortgage-Backed Security 6.00% 7/1/2055 (a)(c)	897,905	912,522
Uniform Mortgage-Backed Security 7.00% 7/1/2055 (a)(c)	19,474	20,505
Uniform Mortgage-Backed Security 3.00% 8/1/2055 (a)(c)	126,016	109,031
Uniform Mortgage-Backed Security 3.50% 8/1/2055 (a)(c)	74,662	67,208
Uniform Mortgage-Backed Security 7.00% 8/1/2055 (a)(c)	16,147	16,939
		5,603,709

Commercial mortgage-backed securities 5.19%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.291% 11/15/2055 (a)(d)	3,591	3,517
3650R Commercial Mortgage Trust, Series 2022-PF2, Class AS, 5.291% 11/15/2055 (a)(d)	2,000	2,002
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.7426%) 6.043% 6/15/2040 (a)(d)(e)	28,400	28,600
ALA Trust, Series 2025-OANA, Class C, (1-month USD CME Term SOFR + 2.0921%) 6.392% 6/15/2040 (a)(d)(e)	2,856	2,863
AMSR Trust, Series 2025-SFR1, Class D, 3.655% 6/17/2042 (a)(e)	426	390
Arbor Multi Family Mortgage Securities Trust, Series 2020-MF1, Class B, 3.597% 5/15/2053 (a)(d)	1,500	1,415
Arbor Multi Family Mortgage Securities Trust, Series 2021-MF3, Class B, 2.511% 10/15/2054 (a)(e)	375	322
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class D, 7.679% 11/10/2029 (a)(d)(e)	5,903	6,000

5	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Banc of America Commercial Mortgage, Inc., Series 2016-UB10, Class C, 4.82% 7/15/2049 (a)(d)	USD2,500	$2,409
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class C, 7.164% 7/15/2028 (a)(d)	915	949
Bank Commercial Mortgage Trust, Series 2021-BN35, Class B, 2.528% 8/15/2031 (a)(d)	5,000	4,226
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class B, 5.746% 11/15/2032 (a)(d)	1,111	1,126
Bank Commercial Mortgage Trust, Series 2019-BN23, Class C, 3.503% 12/15/2052 (a)(d)	2,994	2,641
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class B, 5.151% 8/15/2055 (a)(d)	1,750	1,660
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class B, 6.148% 2/15/2056 (a)(d)	1,873	1,949
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class C, 6.489% 2/15/2056 (a)(d)	1,297	1,322
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.41% 3/15/2056 (a)(d)	1,741	1,815
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class C, 6.774% 8/15/2056 (a)(d)	1,480	1,556
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class B, 6.774% 8/15/2056 (a)(d)	1,193	1,276
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class C, 7.605% 12/15/2056 (a)(d)	4	5
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class C, 6.419% 8/15/2057 (a)(d)	1,245	1,278
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class B, 6.483% 8/15/2057 (a)(d)	1,866	1,946
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class A3, 5.893% 11/15/2057 (a)	35,763	37,498
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class B, 6.322% 11/15/2057 (a)(d)	1,578	1,645
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class B, 6.277% 12/15/2057 (a)(d)	1,327	1,381
Bank Commercial Mortgage Trust, Series 2025-BNK49, Class A5, 5.623% 3/15/2058 (a)(d)	19,401	20,307
Bank Commercial Mortgage Trust, Series 2017-BNK5, Class C, 4.21% 6/15/2060 (a)(d)	1,900	1,805
Bank Commercial Mortgage Trust, Series 2017-BNK7, Class C, 3.981% 9/15/2060 (a)(d)	1,964	1,763
Bank Commercial Mortgage Trust, Series 2019-BN18, Class C, 4.211% 5/15/2062 (a)(d)	2,500	2,102
Bank Commercial Mortgage Trust, Series 2019-BN20, Class B, 3.395% 9/15/2062 (a)(d)	1,905	1,641
Bank Commercial Mortgage Trust, Series 2020-BN25, Class C, 3.349% 1/15/2063 (a)(d)	3,340	2,921
Bank Commercial Mortgage Trust, Series 2020-BN26, Class C, 3.414% 3/15/2063 (a)(d)	4,215	3,577
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class AS, 3.504% 3/15/2064 (a)(d)	750	671
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class B, 3.507% 3/15/2064 (a)(d)	727	637
Bank Commercial Mortgage Trust, Series 2021-BN36, Class B, 2.867% 9/15/2064 (a)	5,750	4,897
Bank5, Series 2025-5YR14, Class C, 6.463% 4/15/2058 (a)(d)	3,993	4,111
Bank5, Series 2025-5YR14, Class B, 6.474% 4/15/2058 (a)(d)	4,192	4,472
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 5.231% 3/15/2037 (a)(d)(e)	2,667	2,526
Barclays Commercial Mortgage Securities, LLC, Series 2017-C1, Class B, 4.089% 2/15/2050 (a)	3,564	3,327
Barclays Commercial Mortgage Securities, LLC, Series 2022-C15, Class C, 3.931% 4/15/2055 (a)(d)	4,842	4,106
Barclays Commercial Mortgage Securities, LLC, Series 2022-C17, Class B, 4.889% 9/15/2055 (a)(d)	2,054	1,972
Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.151% 12/15/2055 (a)(d)	5,194	5,294
Barclays Commercial Mortgage Securities, LLC, Series 2023-C22, Class C, 7.131% 11/15/2056 (a)(d)	457	465
Barclays Commercial Mortgage Securities, LLC, Series 2024-C24, Class C, 6.00% 2/15/2057 (a)	207	207
Barclays Commercial Mortgage Securities, LLC, Series 2024-C26, Class C, 6.00% 5/15/2057 (a)(d)	3,071	3,095
Barclays Commercial Mortgage Securities, LLC, Series 24-5C27, Class B, 6.70% 7/15/2057 (a)(d)	1,828	1,917
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C29, Class C, 5.512% 9/15/2057 (a)	31	31
Barclays Commercial Mortgage Securities, LLC, Series 24-C28, Class B, 5.894% 9/15/2057 (a)(d)	1,590	1,627
Barclays Commercial Mortgage Securities, LLC, Series 2024-C30, Class C, 5.98% 11/15/2057 (a)(d)	826	829
Barclays Commercial Mortgage Securities, LLC, Series 2024-C30, Class B, 6.031% 11/15/2057 (a)(d)	707	731
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class C, 5.756% 12/15/2057 (a)	642	644
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C34, Class B, 6.542% 5/15/2058 (a)(d)	590	621
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C34, Class C, 6.807% 5/15/2058 (a)(d)	1,500	1,575
Barclays Commercial Mortgage Securities, LLC, Series 2025-C32, Class C, 6.125% 2/15/2062 (a)	2,394	2,432
Benchmark Mortgage Trust, Series 2018-B1, Class B, 4.059% 1/15/2051 (a)(d)	1,328	1,228
Benchmark Mortgage Trust, Series 2018-B2, Class B, 4.308% 2/15/2051 (a)(d)	2,325	2,084
Benchmark Mortgage Trust, Series 2018-B3, Class B, 4.295% 4/10/2051 (a)(d)	1,500	1,396
Benchmark Mortgage Trust, Series 2019-B11, Class B, 3.955% 5/15/2052 (a)(d)	2,500	2,183
Benchmark Mortgage Trust, Series 2020-B20, Class B, 2.527% 10/15/2053 (a)	1,075	845
Benchmark Mortgage Trust, Series 2020-B21, Class C, 3.329% 12/17/2053 (a)(d)	1,000	813
Benchmark Mortgage Trust, Series 2021-B23, Class B, 2.095% 2/15/2054 (a)	1,995	1,505
Benchmark Mortgage Trust, Series 2021-B23, Class C, 2.563% 2/15/2054 (a)(d)	1,500	1,101
Benchmark Mortgage Trust, Series 2021-B24, Class C, 3.293% 3/15/2054 (a)(d)	3,895	2,891
Benchmark Mortgage Trust, Series 2021-B25, Class B, 2.635% 4/15/2054 (a)	500	403
Benchmark Mortgage Trust, Series 2022-B34, Class A5, 3.786% 4/15/2055 (a)(d)	3,368	3,099
Benchmark Mortgage Trust, Series 2022-B35, Class C, 4.594% 5/15/2055 (a)(d)	2,407	1,972
Benchmark Mortgage Trust, Series 2022-B36, Class B, 4.87% 7/15/2055 (a)(d)	2,500	2,434
Benchmark Mortgage Trust, Series 2023-V3, Class B, 6.924% 7/15/2056 (a)	1,498	1,561
Benchmark Mortgage Trust, Series 2023-B40, Class B, 6.581% 12/15/2056 (a)(d)	1,786	1,887
Benchmark Mortgage Trust, Series 2024-V5, Class C, 6.973% 1/10/2057 (a)(d)	184	191
Benchmark Mortgage Trust, Series 2024-V8, Class B, 6.947% 7/15/2057 (a)(d)	1,422	1,511
Benchmark Mortgage Trust, Series 2019-B13, Class B, 3.335% 8/15/2057 (a)(d)	4,087	3,573
Benchmark Mortgage Trust, Series 2024-V9, Class B, 6.466% 8/15/2057 (a)	867	902

American Funds Strategic Bond Fund	6

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Benchmark Mortgage Trust, Series 2024-V11, Class B, 6.373% 11/15/2057 (a)(d)	USD1,216	$1,268
Benchmark Mortgage Trust, Series 2025-V14, Class C, 6.603% 4/15/2058 (a)(d)	2,000	2,051
Benchmark Mortgage Trust, Series 2025-V15, Class C, 6.268% 6/15/2058 (a)(d)	1,578	1,611
Benchmark Mortgage Trust, Series 2025-V15, Class B, 6.425% 6/15/2058 (a)(d)	1,236	1,296
BLP Commercial Mortgage Trust, Series 2024-IND2, Class D, (1-month USD CME Term SOFR + 2.59%) 6.902% 3/15/2041 (a)(d)(e)	1,919	1,921
BMO Mortgage Trust, Series 2023-C4, Class B, 5.395% 2/15/2056 (a)(d)	948	962
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056 (a)(d)	41,374	43,497
BMO Mortgage Trust, Series 2023-5C1, Class B, 6.96% 8/15/2056 (a)(d)	2,804	2,940
BMO Mortgage Trust, Series 2023-5C1, Class C, 7.117% 8/15/2056 (a)(d)	1,075	1,113
BMO Mortgage Trust, Series 2024-5C3, Class D, 4.00% 2/15/2057 (a)(e)	167	148
BMO Mortgage Trust, Series 2024-5C3, Class C, 6.859% 2/15/2057 (a)(d)	1,372	1,404
BMO Mortgage Trust, Series 2024-5C5, Class B, 6.98% 2/15/2057 (a)(d)	1,620	1,697
BMO Mortgage Trust, Series 2024-5C5, Class C, 7.112% 2/15/2057 (a)(d)	1,175	1,213
BMO Mortgage Trust, Series 2024-5C4, Class C, 7.019% 5/15/2057 (a)(d)	854	882
BMO Mortgage Trust, Series 2024-C9, Class B, 6.561% 7/15/2057 (a)(d)	1,422	1,507
BMO Mortgage Trust, Series 2024-5C6, Class C, 5.885% 9/15/2057 (a)(d)	575	575
BMO Mortgage Trust, Series 2024-C10, Class C, 5.979% 11/15/2057 (a)(d)	896	895
BMO Mortgage Trust, Series 2024-C10, Class B, 6.079% 11/15/2057 (a)(d)	578	592
BMO Mortgage Trust, Series 2024-5C7, Class B, 6.198% 11/15/2057 (a)(d)	1,000	1,034
BMO Mortgage Trust, Series 2024-5C8, Class C, 5.744% 12/15/2057 (a)(d)	645	649
BMO Mortgage Trust, Series 2025-C11, Class C, 6.123% 2/15/2058 (a)(d)	296	301
BMP Trust, Series 2024-MF23, Class E, (1-month USD CME Term SOFR + 3.389%) 7.701% 6/15/2041 (a)(d)(e)	3,611	3,610
BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class B, (1-month USD CME Term SOFR + 2.839%) 7.151% 8/15/2041 (a)(d)(e)	1,460	1,470
BX Trust, Series 2024-FNX, Class D, (1-month USD CME Term SOFR + 2.94%) 7.252% 11/15/2026 (a)(d)(e)	5,394	5,417
BX Trust, Series 2022-CSMO, Class B, (1-month USD CME Term SOFR + 3.141%) 7.452% 6/15/2027 (a)(d)(e)	3,000	3,030
BX Trust, Series 24-VLT4, Class E, (1-month USD CME Term SOFR + 2.889%) 7.218% 7/15/2029 (a)(d)(e)	3,998	3,986
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.853% 5/15/2034 (a)(d)(e)	17,031	17,054
BX Trust, Series 2024-KING, Class C, (1-month USD CME Term SOFR + 1.94%) 6.252% 5/15/2034 (a)(d)(e)	533	534
BX Trust, Series 2024-KING, Class D, (1-month USD CME Term SOFR + 2.49%) 6.801% 5/15/2034 (a)(d)(e)	984	985
BX Trust, Series 2021-SDMF, Class E, (1-month USD CME Term SOFR + 1.701%) 6.013% 9/15/2034 (a)(d)(e)	980	971
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.126% 9/15/2036 (a)(d)(e)	22,158	22,096
BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 5.376% 9/15/2036 (a)(d)(e)	2,002	1,994
BX Trust, Series 2021-VOLT, Class E, (1-month USD CME Term SOFR + 2.114%) 6.426% 9/15/2036 (a)(d)(e)	2,732	2,721
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 5.723% 10/15/2036 (a)(d)(e)	9,946	9,938
BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 6.072% 10/15/2036 (a)(d)(e)	9,960	9,951
BX Trust, Series 2021-ARIA, Class D, (1-month USD CME Term SOFR + 2.01%) 6.321% 10/15/2036 (a)(d)(e)	3,450	3,446
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 7.151% 4/15/2037 (a)(d)(e)	3,032	3,043
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 5.296% 6/15/2038 (a)(d)(e)	3,102	3,103
BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 5.526% 6/15/2038 (a)(d)(e)	2,802	2,802
BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 5.826% 6/15/2038 (a)(d)(e)	10,632	10,633
BX Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 5.676% 11/15/2038 (a)(d)(e)	5,988	5,984
BX Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 6.276% 11/15/2038 (a)(d)(e)	3,845	3,840
BX Trust, Series 2021-ACNT, Class E, (1-month USD CME Term SOFR + 2.311%) 6.623% 11/15/2038 (a)(d)(e)	467	467
BX Trust, Series 2022-AHP, Class C, (1-month USD CME Term SOFR + 2.09%) 6.402% 2/15/2039 (a)(d)(e)	6,500	6,481
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.003% 8/15/2039 (a)(d)(e)	53,497	53,777
BX Trust, Series 2022-PSB, Class B, (1-month USD CME Term SOFR + 2.949%) 7.261% 8/15/2039 (a)(d)(e)	3,205	3,209
BX Trust, Series 2022-PSB, Class D, (1-month USD CME Term SOFR + 4.693%) 9.005% 8/15/2039 (a)(d)(e)	5,475	5,481
BX Trust, Series 2024-AIR2, Class D, (1-month USD CME Term SOFR + 2.79%) 7.102% 10/15/2041 (a)(d)(e)	1,393	1,400
BX Trust, Series 2024-GPA2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.854% 11/15/2041 (a)(d)(e)	21,194	21,286
BX Trust, Series 2024-GPA2, Class B, (1-month USD CME Term SOFR + 1.892%) 6.204% 11/15/2041 (a)(d)(e)	16,920	16,977
BX Trust, Series 2024-GPA2, Class D, (1-month USD CME Term SOFR + 2.591%) 6.903% 11/15/2041 (a)(d)(e)	342	343
BX Trust, Series 2024-GPA2, Class E, (1-month USD CME Term SOFR + 3.54%) 7.851% 11/15/2041 (a)(d)(e)	2,044	2,050
BX Trust, Series 2025-BIO3, Class D, 7.193% 2/10/2042 (a)(d)(e)	8,638	8,476
BX Trust, Series 2025-BIO3, Class C, 7.193% 2/10/2042 (a)(d)(e)	1,385	1,411
BX Trust, Series 2025-VLT6, Class D, (1-month USD CME Term SOFR + 2.5916%) 6.903% 3/15/2042 (a)(d)(e)	3,813	3,813
BX Trust, Series 2025-GW, Class B, (1-month USD CME Term SOFR + 1.85%) 6.15% 7/15/2042 (a)(d)(e)	3,110	3,122
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 7.50% 3/15/2035 (a)(d)(e)	9,692	9,728
CART, Series 2024-DFW1, Class D, (1-month USD CME Term SOFR + 3.04%) 7.368% 8/15/2041 (a)(d)(e)	1,923	1,923
CENT Trust 2023-CITY, Series 2023-CITY, Class B, (1-month USD CME Term SOFR + 3.15%) 7.462% 9/15/2028 (a)(d)(e)	2,875	2,881
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class D, 6.36% 7/10/2028 (a)(d)(e)	2,522	2,546
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (a)(d)(e)	13,524	13,977
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class D, 6.048% 10/12/2040 (a)(d)(e)	5,926	5,916

7	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.048% 10/12/2040 (a)(d)(e)	USD980	$993
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class B, 4.345% 10/10/2047 (a)(d)	1,386	1,344
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class C, 4.113% 4/10/2048 (a)(d)	2,500	2,277
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class B, 4.444% 9/15/2048 (a)(d)	1,185	1,176
Citigroup Commercial Mortgage Trust, Series 2018-B2, Class B, 4.28% 3/10/2051 (a)(d)	3,300	3,045
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class B, 3.15% 2/15/2053 (a)(d)	675	589
Citigroup Commercial Mortgage Trust, Series 2022-GC48, Class C, 4.875% 5/15/2054 (a)(d)	3,659	3,401
Commercial Mortgage Trust, Series 2020-CX, Class D, 2.684% 11/10/2046 (a)(d)(e)	415	339
Commercial Mortgage Trust, Series 2020-CX, Class E, 2.773% 11/10/2046 (a)(d)(e)	195	150
Commercial Mortgage Trust, Series 2014-UBS6, Class C, 4.41% 12/10/2047 (a)(d)	100	99
Commercial Mortgage Trust, Series 2019-GC44, Class C, 3.644% 8/15/2057 (a)(d)	4,000	3,331
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class C, 4.612% 11/15/2048 (a)(d)	1,827	1,790
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class D, 5.919% 8/12/2043 (a)(d)(e)	3,320	3,071
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040 (a)(e)	24,515	25,598
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.14% 9/10/2040 (a)(d)(e)	30,927	31,814
ELM Trust 2024, Series 2024-ELM, Class D10, 6.847% 6/10/2039 (a)(d)(e)	621	624
ELM Trust 2024, Series 2024-ELM, Class D15, 6.897% 6/10/2039 (a)(d)(e)	558	561
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 5.806% 7/15/2038 (a)(d)(e)	3,286	3,289
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 6.126% 7/15/2038 (a)(d)(e)	3,433	3,438
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 6.676% 7/15/2038 (a)(d)(e)	3,597	3,606
FIVE Mortgage Trust, Series 2023-V1, Class B, 6.296% 2/10/2056 (a)(d)	2,477	2,552
FIVE Mortgage Trust, Series 2023-V1, Class C, 6.296% 2/10/2056 (a)(d)	1,361	1,380
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.762% 12/15/2029 (a)(d)(e)	2,233	2,236
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class F, (1-month USD CME Term SOFR + 4.25%) 8.562% 12/15/2029 (a)(d)(e)	2,927	2,933
FS Commercial Mortgage Trust, Series 2023-4SZN, Class D, 9.383% 11/10/2039 (a)(d)(e)	2,340	2,411
Great Wolf Trust, Series 2024-WOLF, Class A, (1-month USD CME Term SOFR + 1.542%) 5.854% 3/15/2039 (a)(d)(e)	896	899
Great Wolf Trust, Series 2024-WOLF, Class D, (1-month USD CME Term SOFR + 2.89%) 7.202% 3/15/2039 (a)(d)(e)	1,809	1,819
GS Mortgage Securities Trust, Series 2024-70P, Class C, 6.287% 3/10/2041 (a)(d)(e)	1,885	1,876
GS Mortgage Securities Trust, Series 2024-70P, Class D, 7.531% 3/10/2041 (a)(d)(e)	2,897	2,951
GS Mortgage Securities Trust, Series 2015-GC32, Class AS, 4.018% 7/10/2048 (a)(d)	240	240
GS Mortgage Securities Trust, Series 2016-GS2, Class B, 3.759% 5/10/2049 (a)(d)	116	114
GS Mortgage Securities Trust, Series 2016-GS2, Class C, 4.695% 5/10/2049 (a)(d)	1,503	1,453
GS Mortgage Securities Trust, Series 2018-GS10, Class C, 4.547% 7/10/2051 (a)(d)	5,000	4,496
GS Mortgage Securities Trust, Series 2019-GC40, Class C, 3.946% 7/10/2052 (a)	3,064	2,555
GS Mortgage Securities Trust, Series 2020-GC45, Class B, 3.405% 2/13/2053 (a)	100	91
GS Mortgage Securities Trust, Series 2020-GC45, Class C, 3.493% 2/13/2053 (a)(d)	670	584
GS Mortgage Securities Trust, Series 2020-GSA2, Class C, 2.989% 12/12/2053 (a)	2,000	1,574
Hawaii Hotel Trust, Series 2025-MAUI, Class C, (1-month USD CME Term SOFR + 2.042%) 6.354% 3/15/2042 (a)(d)(e)	1,407	1,408
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.913% 3/15/2042 (a)(d)(e)	2,716	2,716
Hawaii Hotel Trust, Series 2025-MAUI, Class E, (1-month USD CME Term SOFR + 3.29%) 7.602% 3/15/2042 (a)(d)(e)	6,366	6,245
Hilton USA Trust, Series 2016-HHV, Class D, 4.194% 11/5/2038 (a)(e)	1,000	980
Hilton USA Trust, Series 2016-HHV, Class D, 4.194% 11/5/2038 (a)(e)	300	295
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (a)(d)(e)	50,042	51,443
HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.087% 5/10/2039 (a)(d)(e)	945	957
HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.197% 5/10/2039 (a)(d)(e)	2,795	2,850
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class E, 6.901% 1/13/2040 (a)(d)(e)	5,499	5,703
INTOWN Mortgage Trust, Series 2025-STAY, Class C, (1-month USD CME Term SOFR + 2.25%) 6.562% 3/15/2042 (a)(d)(e)	3,000	2,996
INTOWN Mortgage Trust, Series 2025-STAY, Class D, (1-month USD CME Term SOFR + 2.85%) 7.162% 3/15/2042 (a)(d)(e)	5,000	4,998
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (a)(e)	3,420	3,119
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039 (a)(e)	2,925	2,611
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039 (a)(d)(e)	1,598	1,356
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.905% 11/15/2039 (a)(d)(e)	10,359	10,381
KSL Commercial Mortgage Trust, Series 2024-HT2, Class D, (1-month USD CME Term SOFR + 3.29%) 7.602% 12/15/2039 (a)(d)(e)	3,000	2,994

American Funds Strategic Bond Fund	8

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
KSL Commercial Mortgage Trust, Series 2024-HT2, Class E, (1-month USD CME Term SOFR + 4.538%) 8.85% 12/15/2039 (a)(d)(e)	USD5,000	$4,941
LSTAR Commercial Mortgage Trust, Series 2017-5, Class C, 4.666% 3/10/2050 (a)(d)(e)	1,000	931
LV Trust, Series 2024-SHOW, Class C, 6.276% 10/10/2041 (a)(d)(e)	1,156	1,180
Morgan Stanley BAML Trust, Series 2025-5C1, Class B, 6.513% 3/15/2030 (a)	500	521
Morgan Stanley BAML Trust, Series 2025-5C1, Class C, 6.638% 3/15/2030 (a)(d)	490	503
Morgan Stanley BAML Trust, Series 2017-C34, Class AS, 3.859% 11/15/2052 (a)	500	480
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048 (a)	967	943
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048 (a)(d)	1,016	1,012
MSWF Commercial Mortgage Trust, Series 2023-1, Class B, 6.906% 5/15/2033 (a)(d)	1,231	1,316
MSWF Commercial Mortgage Trust, Series 2023-1, Class C, 6.906% 5/15/2033 (a)(d)	1,132	1,162
MSWF Commercial Mortgage Trust, Series 2023-2, Class C, 7.018% 12/15/2056 (a)(d)	392	408
Multifamily Connecticut Avenue Securities, Series 2020-1, Class M10, (30-day Average USD-SOFR + 3.864%) 8.17% 3/25/2050 (a)(d)(e)	1,874	1,906
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 8.305% 11/25/2053 (a)(d)(e)	19,437	20,186
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M10, (30-day Average USD-SOFR + 6.50%) 10.805% 11/25/2053 (a)(d)(e)	46,028	51,615
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.055% 7/25/2054 (a)(d)(e)	267	270
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M10, (30-day Average USD-SOFR + 3.85%) 8.155% 7/25/2054 (a)(d)(e)	971	1,010
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.705% 5/25/2055 (a)(d)(e)	6,811	6,831
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M2, (30-day Average USD-SOFR + 3.10%) 7.405% 5/25/2055 (a)(d)(e)	1,614	1,622
Multifamily Structured Credit Risk, Series 21-MN3, Class M2, 8.305% 11/25/2051 (a)(d)(e)	4,000	4,135
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.853% 2/10/2047 (a)(d)(e)	14,245	14,831
NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, (1-month USD CME Term SOFR + 2.441%) 6.753% 2/15/2042 (a)(d)(e)	1,094	1,076
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032 (a)(e)	2,045	1,956
One Market Plaza Trust, Series 2017-1MKT, Class B, 3.845% 2/10/2032 (a)(e)	1,000	932
ROCC Trust, Series 2024-CNTR, Class A, 5.388% 11/13/2041 (a)(e)	121	124
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.703% 5/15/2039 (a)(d)(e)	35,395	35,395
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 5.576% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026) (a)(e)(f)	3,645	3,631
SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 5.926% 5/15/2038 (a)(d)(e)	2,631	2,615
SFO Commercial Mortgage Trust, Series 2021-555, Class C, (1-month USD CME Term SOFR + 1.914%) 6.226% 5/15/2038 (a)(d)(e)	1,910	1,885
SHR Trust, Series 2024-LXRY, Class D, (1-month USD CME Term SOFR + 3.60%) 7.912% 10/15/2041 (a)(d)(e)	1,521	1,525
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (a)(e)	21,061	18,500
SREIT Trust, Series 2021-MFP, Class C, (1-month USD CME Term SOFR + 1.443%) 5.755% 11/15/2038 (a)(d)(e)	3,483	3,482
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class D, (1-month USD CME Term SOFR + 1.95%) 6.262% 1/15/2039 (a)(d)(e)	8,908	8,794
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class E, (1-month USD CME Term SOFR + 2.70%) 7.012% 1/15/2039 (a)(d)(e)	2,000	1,969
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (1-month USD CME Term SOFR + 2.591%) 6.953% 3/15/2042 (a)(d)(e)	1,957	1,942
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class E, (1-month USD CME Term SOFR + 3.29%) 7.652% 3/15/2042 (a)(d)(e)	8,831	8,772
UBS Commercial Mortgage Trust, Series 2017-C3, Class C, 4.358% 8/15/2050 (a)(d)	1,582	1,499
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class AS, 4.013% 6/15/2048 (a)(d)	1,465	1,461
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class C, 4.176% 7/15/2048 (a)(d)	500	487
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class C, 4.296% 10/15/2050 (a)(d)	4,975	4,594
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class B, 4.633% 8/15/2051 (a)	1,451	1,392
Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class B, 4.904% 1/15/2052 (a)(d)	365	352
Wells Fargo Commercial Mortgage Trust, Series 2019-C49, Class C, 4.866% 3/15/2052 (a)(d)	3,000	2,895
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class C, 3.81% 12/15/2052 (a)	2,500	2,165
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class B, 6.821% 7/15/2057 (a)(d)	2,000	2,091
Wells Fargo Commercial Mortgage Trust, Series 2024-C63, Class C, 6.116% 8/15/2057 (a)(d)	583	587
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class B, 6.333% 11/15/2057 (a)(d)	334	346
Wells Fargo Commercial Mortgage Trust, Series 2025-5C4, Class C, 6.284% 5/15/2058 (a)	771	788
Wells Fargo Commercial Mortgage Trust, Series 2025-5C4, Class B, 6.394% 5/15/2058 (a)	344	359
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.516% 9/15/2058 (a)(d)	4,000	3,755

9	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class B, 4.92% 1/15/2059 (a)(d)	USD2,745	$2,687
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class B, 4.371% 9/15/2057 (a)(d)	2,000	1,825
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.101% 11/15/2027 (a)(d)(e)	3,293	3,300
WSTN Trust, Series 2023-MAUI, Class C, 7.69% 7/5/2037 (a)(d)(e)	371	376
WSTN Trust, Series 2023-MAUI, Class D, 8.455% 7/5/2037 (a)(d)(e)	1,071	1,074
		1,033,286

Collateralized mortgage-backed obligations (privately originated) 2.54%
Angel Oak Mortgage Trust, Series 2024-8, Class A1, 5.338% 5/27/2069 (6.338% on 8/1/2028) (a)(e)(f)	13,853	13,828
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026) (a)(e)(f)	6,216	5,977
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061 (a)(d)(e)	3,372	3,146
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061 (a)(e)	1,131	1,038
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (a)(e)(f)	947	952
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033 (a)(d)(e)	2,597	2,556
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033 (a)(d)(e)	1,404	1,392
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (a)(d)(e)	4,518	4,479
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M3, 4.00% 8/25/2034 (a)(d)(e)	518	491
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M2, 4.00% 8/25/2034 (a)(d)(e)	340	327
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (a)(d)(e)	291	282
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (a)(d)(e)	9,452	9,252
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% 8/25/2054 (5.25% on 11/25/2027) (a)(e)(f)	3,340	3,243
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class C, 4.888% 6/15/2050 (a)(d)	700	650
CIM Trust, Series 2020-R3, Class A1B, 4.00% 1/26/2060 (a)(d)(e)	2,998	2,704
Connecticut Avenue Securities Trust, Series 2016-C02, Class 1M2, (30-day Average USD-SOFR + 6.114%) 10.42% 9/25/2028 (a)(d)	292	298
Connecticut Avenue Securities Trust, Series 2019-R07, Class 1B1, (30-day Average USD-SOFR + 1.10%) 7.82% 10/25/2039 (a)(d)(e)	4,503	4,604
Connecticut Avenue Securities Trust, Series 2020-R01, Class 1B1, (30-day Average USD-SOFR + 3.364%) 7.67% 1/25/2040 (a)(d)(e)	4,861	4,985
Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 7.055% 5/25/2042 (a)(d)(e)	599	613
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.705% 12/25/2042 (a)(d)(e)	6,865	7,045
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B1, (30-day Average USD-SOFR + 2.70%) 7.005% 1/25/2044 (a)(d)(e)	388	398
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B2, (30-day Average USD-SOFR + 4.00%) 8.305% 1/25/2044 (a)(d)(e)	500	518
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.405% 2/25/2044 (a)(d)(e)	4,856	4,856
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B1, (30-day Average USD-SOFR + 2.50%) 6.805% 2/25/2044 (a)(d)(e)	7,110	7,247
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B2, (30-day Average USD-SOFR + 3.70%) 8.005% 2/25/2044 (a)(d)(e)	1,260	1,294
FARM Mortgage Trust, Series 2024-1, Class B, 5.102% 10/1/2053 (a)(d)(e)	2,123	1,868
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class B, 5.595% 8/1/2054 (a)(d)(e)	1,907	1,697
Farmer Mac Agricultural Real Estate Trust, Series 2025-1, Class A1, 5.22% 8/1/2055 (a)(d)(e)	5,000	5,039
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (a)(e)(f)	37,300	35,927
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (30-day Average USD-SOFR + 4.814%) 9.12% 4/25/2028 (a)(d)	942	953
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class B, (30-day Average USD-SOFR + 9.464%) 13.77% 4/25/2028 (a)(d)	3,129	3,197
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA2, Class M3, (30-day Average USD-SOFR + 4.764%) 9.07% 10/25/2028 (a)(d)	1,067	1,094
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 5.605% 2/25/2042 (a)(d)(e)	1,369	1,370
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 7.205% 4/25/2042 (a)(d)(e)	3,000	3,092
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1B, (30-day Average USD-SOFR + 3.35%) 7.655% 5/25/2042 (a)(d)(e)	2,050	2,132
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 7.255% 6/25/2042 (a)(d)(e)	701	717
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1B, (30-day Average USD-SOFR + 4.50%) 8.805% 6/25/2042 (a)(d)(e)	2,400	2,553

American Funds Strategic Bond Fund	10

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.455% 9/25/2042 (a)(d)(e)	USD414	$417
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.005% 9/25/2042 (a)(d)(e)	3,344	3,525
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.555% 5/25/2044 (a)(d)(e)	9,360	9,406
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 5.405% 5/25/2045 (a)(d)(e)	2,769	2,772
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA3, Class B2, (30-day Average USD-SOFR + 7.864%) 12.17% 9/25/2048 (a)(d)(e)	4,500	5,205
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (30-day Average USD-SOFR + 1.814%) 6.12% 1/25/2050 (a)(d)(e)	65	65
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA1, Class B2, (30-day Average USD-SOFR + 5.214%) 9.52% 1/25/2050 (a)(d)(e)	4,970	5,483
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class B2, (30-day Average USD-SOFR + 5.364%) 9.67% 1/25/2050 (a)(d)(e)	7,000	7,734
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class B2, (30-day Average USD-SOFR + 4.914%) 9.22% 2/25/2050 (a)(d)(e)	5,000	5,493
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA2, Class B2, (30-day Average USD-SOFR + 7.714%) 12.02% 3/25/2050 (a)(d)(e)	1,500	1,821
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B2, (30-day Average USD-SOFR + 9.464%) 13.77% 6/25/2050 (a)(d)(e)	6,740	8,749
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (30-day Average USD-SOFR + 5.214%) 9.52% 6/27/2050 (a)(d)(e)	1,540	1,659
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA3, Class B2, (30-day Average USD-SOFR + 10.114%) 14.42% 7/25/2050 (a)(d)(e)	3,222	4,262
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (30-day Average USD-SOFR + 10.114%) 14.42% 8/25/2050 (a)(d)(e)	10,954	14,531
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA4, Class B2, (30-day Average USD-SOFR + 9.514%) 13.82% 9/25/2050 (a)(d)(e)	2,500	3,249
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class M2, (30-day Average USD-SOFR + 2.80%) 7.151% 10/25/2050 (a)(d)(e)	385	387
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 15.851% 10/25/2050 (a)(d)(e)	6,850	9,546
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, (30-day Average USD-SOFR + 7.40%) 11.705% 11/25/2050 (a)(d)(e)	4,060	4,890
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B2, (30-day Average USD-SOFR + 5.65%) 9.955% 12/25/2050 (a)(d)(e)	1,500	1,716
GS Mortgage-Backed Securities Trust, Series 2025-RPL3, Class A1, 4.10% 7/25/2065 (5.10% on 6/1/2029) (a)(e)(f)	1,624	1,575
IRV Trust, Series 2025-200P, Class A, 5.471% 3/14/2047 (a)(d)(e)	50,369	51,023
IRV Trust, Series 2025-200P, Class C, 5.921% 3/14/2047 (a)(d)(e)	3,429	3,417
JP Morgan Mortgage Trust, Series 2024-CES1, Class A3, 6.397% 6/25/2054 (7.397% on 3/1/2028) (a)(e)(f)	576	582
JP Morgan Mortgage Trust, Series 2024-CES1, Class M1, 6.596% 6/25/2054 (7.596% on 3/1/2028) (a)(e)(f)	466	470
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (6.25% on 11/25/2025) (a)(e)(f)	1,921	1,919
Mill City Mortgage Trust, Series 2018-2, Class M3, 3.75% 5/25/2058 (a)(d)(e)	1,497	1,376
Mill City Mortgage Trust, Series 2017-1, Class B2, 3.754% 11/25/2058 (a)(d)(e)	1,000	904
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054 (a)(d)(e)	7,475	7,620
NRZ Excess Spread Collateralized Notes, Series 2025-FHT1, Class A, 6.545% 3/25/2032 (a)(e)(f)	41,206	41,416
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (a)(e)(f)	8,165	8,199
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (a)(e)(f)	13,831	13,890
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (a)(d)(e)	4,876	4,918
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056 (a)(d)(e)	3,257	2,890
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2030 (a)(e)	1,246	1,174
Progress Residential Trust, Series 2024-SFR1, Class E2, 3.85% 2/17/2041 (a)(e)	1,698	1,579
Progress Residential Trust, Series 2024-SFR1, Class E1, 3.85% 2/17/2041 (a)(e)	1,414	1,328
Progress Residential Trust, Series 2024-SFR2, Class E1, 3.40% 4/17/2041 (a)(d)(e)	1,073	990
Progress Residential Trust, Series 2024-SFR2, Class E2, 3.65% 4/17/2041 (a)(d)(e)	449	414
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041 (a)(e)	15,895	15,003
Progress Residential Trust, Series 2024-SFR3, Class E1, 4.00% 6/17/2041 (a)(e)	2,074	1,948
Progress Residential Trust, Series 2024-SFR3, Class E2, 4.00% 6/17/2041 (a)(e)	711	662
Progress Residential Trust, Series 2025-SFR2, Class D, 3.555% 4/17/2042 (a)(e)	1,000	918
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(e)(f)	9,082	8,696
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class C, (1-month USD CME Term SOFR + 2.45%) 6.762% 10/17/2041 (a)(d)(e)	2,000	2,010

11	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class D, (1-month USD CME Term SOFR + 2.95%) 7.262% 10/17/2041 (a)(d)(e)	USD2,286	$2,309
Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.246% 3/25/2054 (a)(d)(e)	1,500	1,484
Towd Point Mortgage Trust, Series 2016-3, Class B3, 4.097% 4/25/2056 (a)(d)(e)	3,500	3,280
Towd Point Mortgage Trust, Series 2017-2, Class B2, 4.139% 4/25/2057 (a)(d)(e)	2,000	1,857
Towd Point Mortgage Trust, Series 2017-4, Class B1, 3.659% 6/25/2057 (a)(d)(e)	1,000	866
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (e)(g)	21,014	21,014
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027) (a)(e)(f)	4,934	4,940
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028) (a)(e)(f)	29,508	29,733
VM Fund I, LLC 8.625% 1/15/2028 (e)(g)	34,621	34,102
		507,230
Total mortgage-backed obligations		7,144,225
Corporate bonds, notes & loans 31.52%
Financials 7.09%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (d)(e)(g)(h)	1,847	1,833
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027 (e)	4,190	4,342
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027 (e)	9,355	9,189
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027 (e)	3,000	3,004
Alpha Bank SA 7.50% 6/16/2027 (1-year EUR Mid-Swap + 5.084% on 6/16/2026) (f)	EUR100	123
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (f)	6,640	8,670
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (f)	2,615	3,282
American Express Co. 5.284% 7/26/2035 (USD-SOFR + 1.42% on 7/26/2034) (f)	USD7,807	7,907
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (f)	3,158	3,225
American International Group, Inc. 5.45% 5/7/2035	2,645	2,714
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (e)	4,885	5,144
Aretec Group, Inc. 10.00% 8/15/2030 (e)	2,475	2,723
Arthur J. Gallagher & Co. 5.15% 2/15/2035	4,369	4,374
Arthur J. Gallagher & Co. 5.55% 2/15/2055	1,154	1,108
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027) (f)	20,000	20,234
Bank of America Corp. 5.162% 1/24/2031 (USD-SOFR + 1.00% on 1/24/2030) (f)	5,697	5,841
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (f)	11,400	9,945
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (f)	28,757	25,067
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033) (f)	1,765	1,863
Bank of America Corp. 5.511% 1/24/2036 (USD-SOFR + 1.31% on 1/24/2035) (f)	13,654	14,044
Bank of America Corp. 5.464% 5/9/2036 (USD-SOFR + 1.64% on 5/9/2035) (f)	4,532	4,649
BBVA Bancomer SA 7.625% 2/11/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.375% on 2/11/2030) (e)(f)	1,193	1,228
BlackRock Funding, Inc. 5.00% 3/14/2034	7,000	7,155
BlackRock Funding, Inc. 5.25% 3/14/2054	12,604	12,099
Blackstone Mortgage Trust, Inc. 7.75% 12/1/2029 (e)	2,067	2,200
Blackstone, Inc. 5.00% 12/6/2034	5,319	5,298
Block, Inc. 6.50% 5/15/2032	14,650	15,124
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031) (e)(f)	19,507	17,486
BNP Paribas SA 5.738% 2/20/2035 (USD-SOFR + 1.88% on 2/20/2034) (e)(f)	3,914	4,055
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034) (e)(f)	28,000	28,706
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (e)(f)	20,000	21,013
Brown & Brown, Inc. 5.25% 6/23/2032	5,677	5,793
Brown & Brown, Inc. 5.55% 6/23/2035	16,746	17,083
Brown & Brown, Inc. 6.25% 6/23/2055	2,177	2,246
CaixaBank, SA 5.581% 7/3/2036 (USD-SOFR + 1.79% on 7/3/2035) (e)(f)	18,224	18,418
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028) (f)	6,344	6,498
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029) (f)	6,800	7,036
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (f)	8,299	8,838
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (f)	17,100	17,832
Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033) (f)	3,658	3,887
Chubb INA Holdings, LLC 5.00% 3/15/2034	28,980	29,540
Citigroup, Inc. 4.952% 5/7/2031 (USD-SOFR + 1.463% on 5/7/2030) (f)	3,537	3,578
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (f)	15,254	13,341
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (f)	8,085	7,228
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032) (f)	1,264	1,361
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (f)	2,341	2,405
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (f)	63,314	63,835
Coinbase Global, Inc. 3.375% 10/1/2028 (e)	11,300	10,602

American Funds Strategic Bond Fund	12

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Coinbase Global, Inc. 3.625% 10/1/2031 (e)	USD21,975	$19,584
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (e)	12,630	11,347
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (e)	5,100	4,319
Corebridge Financial, Inc. 3.85% 4/5/2029	7,945	7,788
Corebridge Financial, Inc. 3.90% 4/5/2032	3,361	3,157
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (e)(f)	12,525	12,484
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025) (f)	9,425	9,330
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (f)	7,375	7,871
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034) (f)	15,925	15,843
Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029) (f)	EUR778	941
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (f)	23,462	29,394
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (f)	USD3,220	3,392
Freedom Mortgage Holdings, LLC 9.25% 2/1/2029 (e)	2,400	2,495
Freedom Mortgage Holdings, LLC 8.375% 4/1/2032 (e)	2,480	2,509
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026) (f)	9,340	9,046
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031) (f)	29,308	25,906
Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034) (f)	3,495	3,667
Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034) (f)	26,740	26,984
Goldman Sachs Group, Inc. 5.016% 10/23/2035 (USD-SOFR + 1.42% on 10/23/2034) (f)	5,248	5,187
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035) (f)	29,563	30,328
Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041) (f)	8,858	6,630
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041) (f)	3,203	2,295
Howden UK Refinance PLC 7.25% 2/15/2031 (e)	5,640	5,845
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (f)	9,368	8,290
HSBC Holdings PLC 5.402% 8/11/2033 (USD-SOFR + 2.87% on 8/11/2032) (f)	9,000	9,235
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (f)	16,692	16,790
HUB International, Ltd. 7.25% 6/15/2030 (e)	7,437	7,777
IIFL Finance, Ltd. 8.75% 7/24/2028 (e)	14,955	15,057
Jane Street Group, LLC 6.75% 5/1/2033 (e)	2,960	3,045
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027) (f)	11,000	10,994
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (f)	12,188	12,227
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (f)	1,359	1,197
JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034) (f)	1,474	1,549
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (f)	8,028	8,323
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (f)	5,000	4,870
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034) (f)	21,500	22,079
Marsh & McLennan Cos., Inc. 2.375% 12/15/2031	7,309	6,405
Marsh & McLennan Cos., Inc. 5.15% 3/15/2034	5,113	5,231
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	27,947	27,954
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	20,000	19,291
Mastercard, Inc. 4.55% 1/15/2035	10,089	9,926
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (f)	2,463	2,512
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (f)	2,675	2,779
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (f)	1,509	1,291
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034) (f)	24,196	24,501
Morgan Stanley 5.587% 1/18/2036 (USD-SOFR + 1.418% on 1/18/2035) (f)	26,084	26,786
Morgan Stanley 5.664% 4/17/2036 (USD-SOFR + 1.757% on 4/17/2035) (f)	9,082	9,415
Morgan Stanley 5.942% 2/7/2039 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 2/7/2039) (f)	9,867	10,132
Navient Corp. 9.375% 7/25/2030	8,515	9,399
Navient Corp. 11.50% 3/15/2031	3,074	3,485
Navient Corp. 5.625% 8/1/2033	12,530	11,532
New York Life Global Funding 4.55% 1/28/2033 (e)	2,456	2,405
OneMain Finance Corp. 7.50% 5/15/2031	18,475	19,317
OneMain Finance Corp. 7.125% 11/15/2031	11,185	11,645
OneMain Finance Corp. 7.125% 9/15/2032	6,320	6,551
Osaic Holdings, Inc. 10.75% 8/1/2027 (e)	2,500	2,508
Oxford Finance, LLC 6.375% 2/1/2027 (e)	6,055	6,093
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (f)	EUR3,077	4,026
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (f)	2,790	3,485
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032) (f)	USD18,000	19,149
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (f)	59,597	66,647
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (f)	370	385
PNC Financial Services Group, Inc. 5.401% 7/23/2035 (USD-SOFR + 1.599% on 7/23/2034) (f)	20,824	21,213

13	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (f)	USD5,593	$5,767
Synchrony Financial 5.45% 3/6/2031 (USD-SOFR + 1.68% on 3/6/2030) (f)	10,000	10,090
Synchrony Financial 7.25% 2/2/2033	9,684	10,137
Toronto-Dominion Bank (The) 2.00% 9/10/2031	20,000	17,472
Travelers Companies, Inc. 2.55% 4/27/2050	361	217
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (f)	13,796	14,069
Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2033) (f)	4,725	4,730
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (f)	1,597	1,669
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (f)	22,372	23,199
Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.046% 5/6/2032 (d)(h)	6,745	6,842
U.S. Bancorp 5.85% 10/21/2033 (USD-SOFR + 2.09% on 10/21/2032) (f)	1,600	1,684
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033) (f)	2,050	2,025
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033) (f)	14,572	15,312
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034) (f)	27,800	28,872
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (f)	5,679	5,789
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031) (e)(f)	750	649
UBS Group AG 4.375% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.313% on 2/10/2031) (e)(f)	5,375	4,764
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (f)	490	501
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027) (f)	9,160	9,239
Wells Fargo & Co. 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032) (f)	4,891	4,893
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033) (f)	13,020	13,442
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (f)	15,500	16,948
Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034) (f)	7,300	7,331
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (f)	30,211	31,196
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052) (f)	1,328	1,133
		1,412,974

Energy 4.00%
3R Lux SARL 9.75% 2/5/2031 (e)	6,224	6,299
AI Candelaria (Spain) SA 5.75% 6/15/2033 (e)	2,990	2,540
APA Corp. 4.75% 4/15/2043 (e)	1,749	1,337
APA Corp. 5.35% 7/1/2049 (e)	351	279
Apache Corp. 4.625% 11/15/2025	5,395	5,388
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (e)	4,255	4,320
Baytex Energy Corp. 7.375% 3/15/2032 (e)	4,720	4,511
Blue Racer Midstream, LLC 7.00% 7/15/2029 (e)	2,815	2,940
Borr IHC, Ltd. 10.00% 11/15/2028 (e)	5,528	5,053
Borr IHC, Ltd. 10.375% 11/15/2030 (e)	9,272	8,208
Canadian Natural Resources, Ltd. 2.95% 7/15/2030	6,455	5,923
Cenovus Energy, Inc. 5.375% 7/15/2025	1,095	1,095
Cheniere Energy Partners, LP 4.00% 3/1/2031	4,790	4,560
Cheniere Energy Partners, LP 5.95% 6/30/2033	15,000	15,664
Chevron Corp. 2.236% 5/11/2030	3,290	3,005
Chevron Corp. 3.078% 5/11/2050	1,181	796
Civitas Resources, Inc. 8.375% 7/1/2028 (e)	12,575	12,891
Civitas Resources, Inc. 8.625% 11/1/2030 (e)	2,455	2,494
Civitas Resources, Inc. 8.75% 7/1/2031 (e)	9,090	9,202
Civitas Resources, Inc. 9.625% 6/15/2033 (e)	8,525	8,746
CNX Resources Corp. 7.375% 1/15/2031 (e)	3,079	3,214
CNX Resources Corp. 7.25% 3/1/2032 (e)	1,960	2,031
Comstock Resources, Inc. 5.875% 1/15/2030 (e)	3,015	2,931
ConocoPhillips Co. 5.55% 3/15/2054	10,000	9,567
Constellation Oil Services Holding SA 9.375% 11/7/2029 (e)	12,510	12,742
Crescent Energy Finance, LLC 9.25% 2/15/2028 (e)	3,045	3,176
Crescent Energy Finance, LLC 7.625% 4/1/2032 (e)	4,860	4,749
Crescent Energy Finance, LLC 7.375% 1/15/2033 (e)	6,195	5,927
Crescent Energy Finance, LLC 8.375% 1/15/2034 (e)	4,705	4,711
Devon Energy Corp. 5.75% 9/15/2054	11,123	10,023
Diamondback Energy, Inc. 5.15% 1/30/2030	3,134	3,207
Diamondback Energy, Inc. 5.40% 4/18/2034	10,561	10,597
Diamondback Energy, Inc. 5.75% 4/18/2054	5,153	4,788
Diamondback Energy, Inc. 5.90% 4/18/2064	3,455	3,201
Ecopetrol SA 7.75% 2/1/2032	25,000	24,584

American Funds Strategic Bond Fund	14

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Ecopetrol SA 8.875% 1/13/2033	USD15,940	$16,455
Ecopetrol SA 8.375% 1/19/2036	17,425	16,824
Enbridge Energy Partners, LP 5.875% 10/15/2025	155	155
Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031 (e)	2,420	2,675
Energean Israel Finance, Ltd. 5.875% 3/30/2031 (e)	6,445	5,957
Energy Transfer, LP 5.70% 4/1/2035	905	922
Eni SpA 5.50% 5/15/2034 (e)	6,151	6,201
Eni SpA 5.75% 5/19/2035 (e)	8,477	8,675
Eni SpA 5.95% 5/15/2054 (e)	19,257	18,650
Enterprise Products Operating, LLC 4.95% 2/15/2035	3,629	3,618
EOG Resources, Inc. 5.65% 12/1/2054	14,000	13,681
EQT Corp. 4.50% 1/15/2029 (e)	2,361	2,333
Equinor ASA 3.70% 4/6/2050	1,217	920
Exxon Mobil Corp. 4.227% 3/19/2040	1,200	1,074
Exxon Mobil Corp. 3.452% 4/15/2051	1,229	872
GeoPark, Ltd. 8.75% 1/31/2030 (e)	10,000	8,808
Global Partners, LP 8.25% 1/15/2032 (e)	2,135	2,247
Gray Oak Pipeline, LLC 2.60% 10/15/2025 (e)	4,442	4,413
Gulfport Energy Operating Corp. 6.75% 9/1/2029 (e)	4,440	4,556
Hilcorp Energy I, LP 5.75% 2/1/2029 (e)	1,285	1,269
Hilcorp Energy I, LP 6.00% 4/15/2030 (e)	2,700	2,627
Hilcorp Energy I, LP 6.00% 2/1/2031 (e)	865	837
Hilcorp Energy I, LP 6.25% 4/15/2032 (e)	4,550	4,349
Hilcorp Energy I, LP 8.375% 11/1/2033 (e)	7,720	8,016
Kraken Oil & Gas Partners, LLC 7.625% 8/15/2029 (e)	2,775	2,729
Leviathan Bond, Ltd. 6.75% 6/30/2030 (e)	5,495	5,433
Matador Resources Co. 6.25% 4/15/2033 (e)	3,190	3,174
Modec Finance BV 7.84% 7/15/2026 (g)(i)	9,000	9,104
Murphy Oil Corp. 6.00% 10/1/2032	2,690	2,567
MV24 Capital BV 6.748% 6/1/2034	7,611	7,388
Nabors Industries, Inc. 9.125% 1/31/2030 (e)	6,375	6,109
Nabors Industries, Inc. 8.875% 8/15/2031 (e)	6,380	4,744
NFE Financing, LLC 12.00% 11/15/2029 (e)	48,750	22,173
NGL Energy Operating, LLC 8.125% 2/15/2029 (e)	1,956	1,978
NGL Energy Operating, LLC 8.375% 2/15/2032 (e)	4,260	4,276
Noble Finance II, LLC 8.00% 4/15/2030 (e)	13,020	13,268
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (e)	7,475	7,712
Occidental Petroleum Corp. 6.125% 1/1/2031	9,602	9,947
Occidental Petroleum Corp. 5.55% 10/1/2034	25,000	24,548
Occidental Petroleum Corp. 6.45% 9/15/2036	12,000	12,286
Occidental Petroleum Corp. 6.60% 3/15/2046	12,000	11,838
ONEOK, Inc. 5.05% 11/1/2034	1,790	1,743
Permian Resources Operating, LLC 9.875% 7/15/2031 (e)	4,711	5,164
Permian Resources Operating, LLC 7.00% 1/15/2032 (e)	2,150	2,230
Petroleos Mexicanos 6.875% 10/16/2025	25,000	24,989
Petroleos Mexicanos 4.50% 1/23/2026	2,188	2,160
Petroleos Mexicanos 6.70% 2/16/2032	11,544	10,736
Petroleos Mexicanos 10.00% 2/7/2033	20,000	21,425
Petroleos Mexicanos 6.50% 6/2/2041	414	308
Petroleos Mexicanos 6.375% 1/23/2045	160	114
Petroleos Mexicanos 6.75% 9/21/2047	1,406	1,019
Petroleos Mexicanos 6.35% 2/12/2048	233	162
Petroleos Mexicanos 7.69% 1/23/2050	1,481	1,166
Petroleos Mexicanos 6.95% 1/28/2060	1,657	1,192
Pluspetrol SA 8.50% 5/30/2032 (e)	14,890	15,058
Raizen Fuels Finance SA 6.70% 2/25/2037 (e)	12,695	12,473
Range Resources Corp. 4.75% 2/15/2030 (e)	1,340	1,305
Saturn Oil & Gas, Inc. 9.625% 6/15/2029 (e)	1,059	1,053
Saudi Arabian Oil Co. 5.75% 7/17/2054 (e)	17,670	16,606
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (e)	3,065	3,138
Sunoco, LP 7.00% 5/1/2029 (e)	3,990	4,158
Sunoco, LP 7.25% 5/1/2032 (e)	4,620	4,854
Talos Production, Inc. 9.00% 2/1/2029 (e)	3,010	3,084
Talos Production, Inc. 9.375% 2/1/2031 (e)	2,435	2,488
Targa Resources Corp. 5.55% 8/15/2035	1,804	1,814
Targa Resources Corp. 5.65% 2/15/2036	6,635	6,700

15	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Tidewater, Inc. 9.125% 7/15/2030 (e)	USD2,380	$2,451
TotalEnergies Capital SA 4.724% 9/10/2034	13,635	13,554
Transocean Aquila, Ltd. 8.00% 9/30/2028 (e)	3,192	3,226
Transocean, Inc. 8.00% 2/1/2027 (e)	4,288	4,227
Transocean, Inc. 8.25% 5/15/2029 (e)	5,250	4,858
Transocean, Inc. 8.75% 2/15/2030 (e)	3,038	3,126
Transocean, Inc. 8.50% 5/15/2031 (e)	4,500	4,021
Transocean, Inc. 6.80% 3/15/2038	5,000	3,520
Transportadora de Gas del Sur SA 8.50% 7/24/2031 (e)	10,200	10,721
USA Compression Partners, LP 7.125% 3/15/2029 (e)	7,660	7,856
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (e)	10,796	11,143
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (e)	3,970	3,678
Venture Global LNG, Inc. 8.125% 6/1/2028 (e)	9,500	9,825
Venture Global LNG, Inc. 8.375% 6/1/2031 (e)	10,000	10,394
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (e)	9,425	10,099
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (e)	8,095	8,095
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (e)	7,140	7,735
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (e)	6,025	6,025
Vista Energy Argentina SAU 7.625% 12/10/2035 (e)	15,610	15,153
Vital Energy, Inc. 7.875% 4/15/2032 (e)	10,985	9,401
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029 (e)	6,670	6,643
		796,997

Health care 3.99%
AbbVie, Inc. 3.20% 11/21/2029	1,207	1,155
AbbVie, Inc. 5.05% 3/15/2034	32,320	32,919
AbbVie, Inc. 5.35% 3/15/2044	1,350	1,324
AbbVie, Inc. 5.40% 3/15/2054	20,690	20,133
AbbVie, Inc. 5.50% 3/15/2064	3,650	3,543
AdaptHealth, LLC 5.125% 3/1/2030 (e)	6,865	6,529
Amgen, Inc. 3.00% 2/22/2029	600	573
Amgen, Inc. 4.05% 8/18/2029	16,075	15,893
Amgen, Inc. 5.25% 3/2/2030	11,990	12,358
Amgen, Inc. 4.20% 3/1/2033	14,000	13,444
Amgen, Inc. 5.25% 3/2/2033	53,634	54,941
Amgen, Inc. 4.875% 3/1/2053	4,975	4,348
Amgen, Inc. 5.65% 3/2/2053	22,992	22,465
Amgen, Inc. 5.75% 3/2/2063	12,500	12,162
AstraZeneca Finance, LLC 5.00% 2/26/2034	16,875	17,210
Avantor Funding, Inc. 4.625% 7/15/2028 (e)	5,785	5,685
Banner Health 2.913% 1/1/2051	10,000	6,365
Baxter International, Inc. 2.539% 2/1/2032	5,260	4,587
Baxter International, Inc. 3.132% 12/1/2051	12,537	8,014
Bayer US Finance, LLC 6.50% 11/21/2033 (e)	13,772	14,773
Bayer US Finance, LLC 6.875% 11/21/2053 (e)	9,034	9,600
Baylor Scott & White Holdings 0.827% 11/15/2025	5,463	5,369
Baylor Scott & White Holdings 1.777% 11/15/2030	19,087	16,730
Bristol-Myers Squibb Co. 5.20% 2/22/2034	14,739	15,101
Bristol-Myers Squibb Co. 5.50% 2/22/2044	2,825	2,803
Bristol-Myers Squibb Co. 6.25% 11/15/2053	821	880
Bristol-Myers Squibb Co. 5.55% 2/22/2054	8,416	8,216
Bristol-Myers Squibb Co. 5.65% 2/22/2064	3,325	3,231
Centene Corp. 2.45% 7/15/2028	24,165	22,457
Centene Corp. 3.00% 10/15/2030	3,625	3,241
Centene Corp. 2.625% 8/1/2031	3,049	2,614
Cigna Group (The) 2.375% 3/15/2031	1,713	1,523
Cigna Group (The) 5.25% 2/15/2034	2,670	2,714
Cigna Group (The) 5.60% 2/15/2054	1,064	1,022
CVS Health Corp. 5.25% 2/21/2033	2,144	2,159
CVS Health Corp. 5.70% 6/1/2034	4,891	5,038
CVS Health Corp. 6.00% 6/1/2044	28,051	27,747
CVS Health Corp. 5.625% 2/21/2053	12,500	11,571
CVS Health Corp. 5.875% 6/1/2053	4,000	3,825
CVS Health Corp. 6.05% 6/1/2054	27,917	27,379
CVS Health Corp. 6.00% 6/1/2063	3,074	2,941

American Funds Strategic Bond Fund	16

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
DaVita, Inc. 6.75% 7/15/2033 (e)	USD1,410	$1,457
Elevance Health, Inc. 5.125% 2/15/2053	926	828
Eli Lilly and Co. 5.10% 2/12/2035	2,363	2,423
Eli Lilly and Co. 5.50% 2/12/2055	929	936
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (e)	4,205	4,456
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.327% 4/23/2031 (d)(h)	3,667	3,669
Gilead Sciences, Inc. 5.25% 10/15/2033	1,710	1,770
Gilead Sciences, Inc. 5.10% 6/15/2035	16,744	16,965
Gilead Sciences, Inc. 2.80% 10/1/2050	1,462	920
Gilead Sciences, Inc. 5.55% 10/15/2053	889	878
HCA, Inc. 3.625% 3/15/2032	5,028	4,640
Humana, Inc. 5.375% 4/15/2031	1,202	1,230
Humana, Inc. 5.95% 3/15/2034	7,875	8,192
Humana, Inc. 5.75% 4/15/2054	10,171	9,482
Johnson & Johnson 4.95% 6/1/2034	3,907	4,065
Johnson & Johnson 5.25% 6/1/2054	1,290	1,281
Owens & Minor, Inc. 6.625% 4/1/2030 (e)	14,865	13,977
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	5,109	5,096
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	20,000	19,084
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	12,206	11,532
Radiology Partners, Inc. 9.781% PIK 2/15/2030 (e)(j)	766	753
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 1.50% PIK and 6.591% Cash 1/31/2029 (d)(h)(j)	1,033	1,031
Roche Holdings, Inc. 5.593% 11/13/2033 (e)	4,971	5,273
Roche Holdings, Inc. 4.985% 3/8/2034 (e)	1,154	1,176
Roche Holdings, Inc. 4.592% 9/9/2034 (e)	2,272	2,250
Roche Holdings, Inc. 2.607% 12/13/2051 (e)	9,473	5,796
Roche Holdings, Inc. 5.218% 3/8/2054 (e)	608	590
Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031 (e)	7,800	8,125
Summa Health 3.511% 11/15/2051	9,945	8,200
Sutter Health 1.321% 8/15/2025	6,000	5,976
Sutter Health 5.164% 8/15/2033	9,905	10,057
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	30,167	30,182
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	5,164	5,194
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	8,625	8,621
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	3,900	4,053
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	16,280	16,386
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	10,106	11,037
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	9,012	10,216
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	2,337	1,683
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	5,265	5,363
UnitedHealth Group, Inc. 2.00% 5/15/2030	5,404	4,837
UnitedHealth Group, Inc. 4.20% 5/15/2032	1,442	1,396
UnitedHealth Group, Inc. 5.35% 2/15/2033	10,110	10,420
UnitedHealth Group, Inc. 5.00% 4/15/2034	1,187	1,187
UnitedHealth Group, Inc. 5.15% 7/15/2034	8,261	8,348
UnitedHealth Group, Inc. 5.30% 6/15/2035	17,832	18,182
UnitedHealth Group, Inc. 5.50% 7/15/2044	23,000	22,417
UnitedHealth Group, Inc. 3.25% 5/15/2051	14,216	9,438
UnitedHealth Group, Inc. 4.75% 5/15/2052	3,613	3,080
UnitedHealth Group, Inc. 5.875% 2/15/2053	7,300	7,319
UnitedHealth Group, Inc. 5.375% 4/15/2054	3,314	3,100
UnitedHealth Group, Inc. 5.95% 6/15/2055	5,484	5,573
UnitedHealth Group, Inc. 5.50% 4/15/2064	1,540	1,438
Viatris, Inc. 4.00% 6/22/2050	10,607	7,071
West Virginia United Health System Obligated Group 3.129% 6/1/2050	2,775	1,750
		794,981

Utilities 2.51%
Aegea Finance SARL 9.00% 1/20/2031 (e)	6,569	6,981
AEP Transmission Co., LLC 5.375% 6/15/2035	425	434
AES Corp. 2.45% 1/15/2031	7,500	6,561
AES Panama Generation Holdings, SRL 4.375% 5/31/2030 (e)	2,681	2,457
Alabama Power Co. 5.85% 11/15/2033	2,900	3,095
Alabama Power Co. 3.00% 3/15/2052	13,130	8,505

17	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Alfa Transmisora De Energia SA 4.55% 9/27/2051 (e)	USD2,409	$1,774
Alliant Energy Finance, LLC 3.60% 3/1/2032 (e)	6,800	6,164
Baltimore Gas and Electric Co. 5.30% 6/1/2034	3,940	4,036
CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	2,110	2,109
Comision Federal de Electricidad 6.45% 1/24/2035 (e)	7,755	7,664
Consolidated Edison Company of New York, Inc. 5.375% 5/15/2034	2,573	2,658
Duke Energy Florida, LLC 5.875% 11/15/2033	5,192	5,537
Edison International 4.125% 3/15/2028	947	914
Edison International 5.25% 11/15/2028	6,371	6,309
Edison International 6.95% 11/15/2029	4,094	4,258
Edison International 5.25% 3/15/2032	15,485	14,700
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027) (f)	10,000	8,669
Edison International, junior subordinated, 7.875% 6/15/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.658% on 6/15/2029) (f)	9,390	8,919
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (e)(f)	9,825	11,106
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026) (f)(k)	350	353
Eversource Energy 5.50% 1/1/2034	7,997	8,148
Florida Power & Light Co. 5.10% 4/1/2033	7,251	7,416
Florida Power & Light Co. 5.30% 4/1/2053	5,391	5,158
Georgia Power Co. 4.95% 5/17/2033	3,882	3,914
Long Ridge Energy, LLC, 8.75% 2/15/2032 (e)	8,260	8,587
Pacific Gas and Electric Co. 3.15% 1/1/2026	104	103
Pacific Gas and Electric Co. 3.00% 6/15/2028	11,450	10,877
Pacific Gas and Electric Co. 4.65% 8/1/2028	141	140
Pacific Gas and Electric Co. 4.55% 7/1/2030	10,477	10,231
Pacific Gas and Electric Co. 2.50% 2/1/2031	16,284	14,144
Pacific Gas and Electric Co. 3.25% 6/1/2031	14,750	13,246
Pacific Gas and Electric Co. 5.90% 6/15/2032	1,338	1,367
Pacific Gas and Electric Co. 6.40% 6/15/2033	22,961	24,014
Pacific Gas and Electric Co. 6.00% 8/15/2035	5,423	5,486
Pacific Gas and Electric Co. 4.95% 7/1/2050	34,339	27,712
Pacific Gas and Electric Co. 3.50% 8/1/2050	25,925	16,645
Pacific Gas and Electric Co. 5.90% 10/1/2054	17,574	15,954
PacifiCorp 5.45% 2/15/2034	18,118	18,385
PacifiCorp 3.30% 3/15/2051	475	309
PacifiCorp 2.90% 6/15/2052	2,430	1,441
PacifiCorp 5.35% 12/1/2053	17,645	15,880
PacifiCorp 5.50% 5/15/2054	22,707	20,909
PacifiCorp 5.80% 1/15/2055	10,938	10,479
PG&E Corp. 5.00% 7/1/2028	1,995	1,945
PG&E Corp. 5.25% 7/1/2030	1,485	1,416
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (f)	24,350	23,121
Public Service Company of Colorado 2.70% 1/15/2051	1,794	1,071
Public Service Electric and Gas Co. 4.85% 8/1/2034	5,303	5,290
SMC Global Power Holdings Corp. 7.00% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 9.199% on 10/21/2025) (f)	600	602
Snam SpA 5.75% 5/28/2035 (e)	2,725	2,785
Snam SpA 6.50% 5/28/2055 (e)	1,569	1,632
Southern California Edison Co. 2.85% 8/1/2029	1,747	1,618
Southern California Edison Co. 5.25% 3/15/2030	4,775	4,826
Southern California Edison Co. 2.75% 2/1/2032	12,971	11,188
Southern California Edison Co. 5.20% 6/1/2034	5,500	5,338
Southern California Edison Co. 5.45% 3/1/2035	17,700	17,386
Southern California Edison Co. 4.00% 4/1/2047	1,315	946
Southern California Edison Co. 4.125% 3/1/2048	428	311
Southern California Edison Co. 3.65% 2/1/2050	942	623
Southern California Edison Co. 2.95% 2/1/2051	1,005	589
Southern California Edison Co. 3.45% 2/1/2052	15,767	9,920
Southern California Edison Co. 5.90% 3/1/2055	12,050	11,034
Southern California Edison Co. 6.20% 9/15/2055	2,892	2,772
Talen Energy Supply, LLC 8.625% 6/1/2030 (e)	12,341	13,234
Union Electric Co. 5.25% 4/15/2035	1,125	1,149
Virginia Electric & Power 2.40% 3/30/2032	6,100	5,292

American Funds Strategic Bond Fund	18

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Virginia Electric & Power 2.45% 12/15/2050	USD8,041	$4,517
Wisconsin Electric Power Co. 5.05% 10/1/2054	75	68
Xcel Energy, Inc. 5.45% 8/15/2033	6,338	6,469
Xcel Energy, Inc. 3.50% 12/1/2049	885	607
YPF Energia Electrica SA 7.875% 10/16/2032 (e)	11,150	11,058
		500,555

Consumer discretionary 2.39%
Advance Auto Parts, Inc. 5.95% 3/9/2028	1,402	1,435
Advance Auto Parts, Inc. 3.50% 3/15/2032	3,576	3,134
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 5.614%) 9.935% 3/11/2030 (d)(g)(h)	448	448
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 7.614%) 6.00% PIK and 5.947% Cash 3/11/2030 (d)(g)(h)(j)	410	410
Allied Universal Holdco, LLC 4.625% 6/1/2028 (e)	1,530	1,486
Allied Universal Holdco, LLC 6.875% 6/15/2030 (e)	10,440	10,591
AutoNation, Inc. 5.89% 3/15/2035	16,000	16,239
Boyd Gaming Corp. 4.75% 12/1/2027	2,300	2,287
Caesars Entertainment, Inc. 6.50% 2/15/2032 (e)	16,000	16,428
Carnival Corp. 5.75% 3/1/2027 (e)	11,000	11,098
Carnival Corp. 4.00% 8/1/2028 (e)	11,000	10,773
Carnival Corp. 6.00% 5/1/2029 (e)	14,555	14,716
Carnival Corp. 7.00% 8/15/2029 (e)	6,150	6,483
Carnival Corp. 5.75% 3/15/2030 (e)	7,500	7,632
Carnival Corp. 6.125% 2/15/2033 (e)	4,665	4,776
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (e)	1,765	1,883
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028 (e)	24,000	24,372
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028 (e)	7,775	7,259
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031 (e)	1,874	1,627
Fertitta Entertainment, LLC 4.625% 1/15/2029 (e)	7,685	7,366
Fertitta Entertainment, LLC 6.75% 1/15/2030 (e)	2,340	2,161
Ford Motor Co. 4.75% 1/15/2043	3,329	2,563
Ford Motor Co. 5.291% 12/8/2046	6,671	5,391
Ford Motor Credit Co., LLC 2.70% 8/10/2026	7,820	7,616
Ford Motor Credit Co., LLC 5.85% 5/17/2027	20,000	20,160
Ford Motor Credit Co., LLC 4.95% 5/28/2027	7,775	7,727
Ford Motor Credit Co., LLC 3.815% 11/2/2027	10,000	9,657
Ford Motor Credit Co., LLC 5.918% 3/20/2028	7,023	7,096
Ford Motor Credit Co., LLC 2.90% 2/10/2029	1,994	1,814
Ford Motor Credit Co., LLC 7.20% 6/10/2030	2,895	3,048
Ford Motor Credit Co., LLC 6.054% 11/5/2031	11,239	11,186
Ford Motor Credit Co., LLC 7.122% 11/7/2033	4,866	5,052
Ford Motor Credit Co., LLC 6.125% 3/8/2034	11,134	10,844
General Motors Financial Co., Inc. 5.625% 4/4/2032	5,337	5,402
General Motors Financial Co., Inc. 5.45% 9/6/2034	25,757	25,261
GENM Capital Labuan, Ltd. 3.882% 4/19/2031	14,000	12,580
Genting New York, LLC 7.25% 10/1/2029 (e)	2,200	2,284
Grand Canyon University 4.375% 10/1/2026	7,500	7,341
Grand Canyon University 5.125% 10/1/2028	7,000	6,807
Great Canadian Gaming Corp. 8.75% 11/15/2029 (e)	2,325	2,277
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.077% 3/7/2032 (d)(h)	633	635
Harley-Davidson Financial Services, Inc. 5.95% 6/11/2029 (e)	7,333	7,462
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029 (e)	3,403	3,275
Home Depot, Inc. 4.85% 6/25/2031	2,295	2,355
Home Depot, Inc. 4.95% 6/25/2034	3,335	3,377
Home Depot, Inc. 5.875% 12/16/2036	1,970	2,114
Home Depot, Inc. 4.95% 9/15/2052	1,382	1,258
Home Depot, Inc. 5.40% 6/25/2064	14,804	14,230
Jacobs Entertainment, Inc. 6.75% 2/15/2029 (e)	5,305	5,110
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (e)	4,795	5,102
McDonald’s Corp. 5.00% 5/17/2029	1,424	1,464
McDonald’s Corp. 4.95% 3/3/2035	4,274	4,273
McDonald’s Corp. 3.625% 9/1/2049	979	711
McDonald’s Corp. 4.20% 4/1/2050	2,259	1,795
McDonald’s Corp. 5.15% 9/9/2052	1,601	1,468

19	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
MercadoLibre, Inc. 2.375% 1/14/2026	USD4,255	$4,197
Mercury Aggregator, LP, Term Loan 2, 3.50% 4/3/2026 (g)(h)	11	4
Mercury Aggregator, LP, Term Loan, 13.50% 4/3/2026 (16.00% on 8/3/2025) (f)(g)(h)	19	7
Newell Brands, Inc. 8.50% 6/1/2028 (e)	1,350	1,421
Newell Brands, Inc. 6.375% 5/15/2030	5,675	5,535
Newell Brands, Inc. 6.625% 5/15/2032	8,670	8,292
Newell Brands, Inc. 6.875% 4/1/2036	7,980	7,660
Party City Holdings, Inc. 0% 10/12/2028 (g)(l)	560	— (b)
Party City Holdco, Inc. 12.00% PIK 1/11/2029 (e)(g)(j)(m)	2,594	259
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026 (e)	16,160	16,089
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028 (e)	5,000	5,065
Royal Caribbean Cruises, Ltd. 5.625% 9/30/2031 (e)	13,735	13,827
Starbucks Corp. 5.00% 2/15/2034	5,061	5,099
Stellantis Finance US, Inc. 6.45% 3/18/2035 (e)	14,811	14,890
Toyota Motor Credit Corp. 3.375% 4/1/2030	2,865	2,740
Universal Entertainment Corp. 9.875% 8/1/2029 (e)	7,400	7,238
Vail Resorts, Inc. 5.625% 7/15/2030 (e)	1,735	1,742
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (e)	5,229	5,580
ZF North America Capital, Inc. 6.75% 4/23/2030 (e)	14,645	14,082
		475,066

Communication services 2.28%
Alphabet, Inc. 4.50% 5/15/2035	7,623	7,526
Alphabet, Inc. 5.25% 5/15/2055	440	434
America Movil, SAB de CV, 10.125% 1/22/2029	MXN1,103,000	60,589
America Movil, SAB de CV, 9.50% 1/27/2031	823,210	44,020
AT&T, Inc. 4.35% 3/1/2029	USD1,250	1,253
AT&T, Inc. 3.50% 9/15/2053	22,215	15,048
AT&T, Inc. 3.55% 9/15/2055	2,078	1,403
CCO Holdings, LLC 4.75% 2/1/2032 (e)	20,000	18,983
CCO Holdings, LLC 4.50% 6/1/2033 (e)	7,875	7,203
CCO Holdings, LLC 4.25% 1/15/2034 (e)	8,725	7,772
Charter Communications Operating, LLC 4.80% 3/1/2050	6,043	4,838
Charter Communications Operating, LLC 3.70% 4/1/2051	2,964	1,976
Charter Communications Operating, LLC 3.90% 6/1/2052	7,235	4,970
Charter Communications Operating, LLC 5.25% 4/1/2053	13,972	11,878
Comcast Corp. 5.65% 6/1/2054	7,188	6,990
Connect Finco SARL 9.00% 9/15/2029 (e)	20,360	20,490
Consolidated Communications, Inc. 5.00% 10/1/2028 (e)	2,800	2,831
DISH Network Corp. 11.75% 11/15/2027 (e)	17,150	17,692
EchoStar Corp. 10.75% 11/30/2029	12,000	12,370
Embarq, LLC 7.995% 6/1/2036	1,250	574
Gray Media, Inc. 10.50% 7/15/2029 (e)	12,925	13,895
Gray Media, Inc. 5.375% 11/15/2031 (e)	1,686	1,266
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.574% 6/4/2029 (d)(h)	4,994	4,993
Meta Platforms, Inc. 4.45% 8/15/2052	22,500	18,984
Meta Platforms, Inc. 5.40% 8/15/2054	5,297	5,170
Netflix, Inc. 4.90% 8/15/2034	3,443	3,511
Netflix, Inc. 5.40% 8/15/2054	193	191
News Corp. 3.875% 5/15/2029 (e)	3,725	3,567
Nexstar Media, Inc. 4.75% 11/1/2028 (e)	6,000	5,848
Sirius XM Radio, LLC 4.00% 7/15/2028 (e)	7,600	7,305
Sirius XM Radio, LLC 5.50% 7/1/2029 (e)	3,150	3,131
Sirius XM Radio, LLC 4.125% 7/1/2030 (e)	7,864	7,256
Sirius XM Radio, LLC 3.875% 9/1/2031 (e)	10,575	9,407
Snap, Inc. 6.875% 3/1/2033 (e)	6,125	6,289
Stagwell Global, LLC 5.625% 8/15/2029 (e)	5,810	5,563
T-Mobile USA, Inc. 2.55% 2/15/2031	19,963	17,881
T-Mobile USA, Inc. 2.875% 2/15/2031	3,037	2,766
T-Mobile USA, Inc. 5.30% 5/15/2035	2,812	2,848
T-Mobile USA, Inc. 5.875% 11/15/2055	1,602	1,602
Univision Communications, Inc. 6.625% 6/1/2027 (e)	7,100	7,087
Univision Communications, Inc. 8.00% 8/15/2028 (e)	5,485	5,571
Univision Communications, Inc. 4.50% 5/1/2029 (e)	6,750	6,144
Univision Communications, Inc. 7.375% 6/30/2030 (e)	10,075	9,909

American Funds Strategic Bond Fund	20

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Univision Communications, Inc. 8.50% 7/31/2031 (e)	USD9,750	$9,770
Verizon Communications, Inc. 2.55% 3/21/2031	8,188	7,346
Verizon Communications, Inc. 5.25% 4/2/2035	3,037	3,063
Verizon Communications, Inc. 3.55% 3/22/2051	15,000	10,733
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	14,987	10,097
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	9,067	6,370
X Corp., Term Loan B, (USD-SOFR + 6.50%) 10.927% 10/26/2029 (d)(h)	7,974	7,801
		454,204

Materials 2.22%
Ball Corp. 2.875% 8/15/2030	14,060	12,686
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	4,431	4,451
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	22,008	22,547
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	5,284	5,233
Braskem Netherlands Finance BV 4.50% 1/10/2028	4,397	3,791
Braskem Netherlands Finance BV 8.50% 1/12/2031 (e)	8,660	7,578
Braskem Netherlands Finance BV 8.50% 1/12/2031	2,603	2,278
Braskem Netherlands Finance BV 7.25% 2/13/2033 (e)	7,945	6,299
Braskem Netherlands Finance BV 7.25% 2/13/2033	3,000	2,379
Braskem Netherlands Finance BV 8.00% 10/15/2034 (e)	12,300	9,860
Celanese US Holdings, LLC 6.85% 11/15/2028	12,754	13,410
Celanese US Holdings, LLC 6.50% 4/15/2030	15,000	15,365
Celanese US Holdings, LLC 6.629% 7/15/2032	6,000	6,294
Celanese US Holdings, LLC 7.20% 11/15/2033	19,921	21,160
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (e)	5,270	5,381
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (e)	10,000	9,854
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (e)	8,675	8,374
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (e)	10,000	9,439
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (e)	10,000	9,396
Consolidated Energy Finance SA 6.50% 5/15/2026 (e)	785	763
Consolidated Energy Finance SA 12.00% 2/15/2031 (e)	17,300	16,990
CVR Partners, LP 6.125% 6/15/2028 (e)	5,290	5,302
Dow Chemical Co. (The) 5.15% 2/15/2034	6,697	6,699
Dow Chemical Co. (The) 5.35% 3/15/2035	4,153	4,133
Dow Chemical Co. (The) 5.55% 11/30/2048	1,755	1,605
Dow Chemical Co. (The) 6.90% 5/15/2053	768	827
Dow Chemical Co. (The) 5.60% 2/15/2054	6,224	5,672
Dow Chemical Co. (The) 5.95% 3/15/2055	1,825	1,741
EIDP, Inc. 5.125% 5/15/2032	13,361	13,638
First Quantum Minerals, Ltd. 6.875% 10/15/2027 (e)	3,062	3,069
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (e)	11,200	11,901
First Quantum Minerals, Ltd. 8.00% 3/1/2033 (e)	2,225	2,285
FXI Holdings, Inc. 12.25% 11/15/2026 (e)	13,721	12,090
FXI Holdings, Inc. 12.25% 11/15/2026 (e)	8,422	7,456
International Flavors & Fragrances, Inc. 2.30% 11/1/2030 (e)	7,758	6,859
JH North America Holdings, Inc. 5.875% 1/31/2031 (e)	985	994
JH North America Holdings, Inc. 6.125% 7/31/2032 (e)	955	971
LYB International Finance III, LLC 5.50% 3/1/2034	6,132	6,124
LYB International Finance III, LLC 6.15% 5/15/2035	23,118	24,006
LYB International Finance III, LLC 4.20% 5/1/2050	2,800	2,081
LYB International Finance III, LLC 3.625% 4/1/2051	8,366	5,602
Magnera Corp. 7.25% 11/15/2031 (e)	12,000	11,325
Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026 (e)	12,605	12,625
Mauser Packaging Solutions Holding Co. 7.875% 4/15/2027 (e)	9,000	9,159
Minera Mexico SA de CV, 5.625% 2/12/2032 (e)	8,590	8,745
Mineral Resources, Ltd. 9.25% 10/1/2028 (e)	8,230	8,433
NOVA Chemicals Corp. 4.25% 5/15/2029 (e)	10,000	9,624
NOVA Chemicals Corp. 9.00% 2/15/2030 (e)	6,005	6,493
OCI NV 6.70% 3/16/2033 (e)	11,039	12,228
PT Krakatau Posco 6.375% 6/11/2029	15,000	15,059
Quikrete Holdings, Inc. 6.75% 3/1/2033 (e)	2,050	2,117
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	2,557	2,603
Rio Tinto Finance (USA) PLC 5.75% 3/14/2055	1,557	1,561

21	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Sasol Financing USA, LLC 8.75% 5/3/2029 (e)	USD15,000	$14,865
Vale Overseas, Ltd. 6.40% 6/28/2054	8,362	8,226
Veritiv Operating Co. 10.50% 11/30/2030 (e)	2,165	2,346
		441,992

Industrials 2.20%
Ambipar Lux SARL 10.875% 2/5/2033 (e)	3,705	3,511
Apple Bidco, LLC, Term Loan, (3-month USD CME Term SOFR + 2.50%) 6.827% 9/23/2031 (d)(h)	8,686	8,694
BAE Systems PLC 5.30% 3/26/2034 (e)	13,303	13,606
Boeing Co. (The) 5.15% 5/1/2030	16,036	16,334
Boeing Co. (The) 3.625% 2/1/2031	4,998	4,711
Boeing Co. (The) 6.388% 5/1/2031	4,887	5,254
Boeing Co. (The) 6.528% 5/1/2034	17,357	18,870
Boeing Co. (The) 5.705% 5/1/2040	4,000	3,954
Boeing Co. (The) 5.805% 5/1/2050	14,118	13,552
Boeing Co. (The) 6.858% 5/1/2054	9,599	10,518
Boeing Co. (The) 5.93% 5/1/2060	11,000	10,466
Boeing Co. (The) 7.008% 5/1/2064	2,003	2,202
Bombardier, Inc. 7.125% 6/15/2026 (e)	1,675	1,680
Bombardier, Inc. 7.875% 4/15/2027 (e)	272	274
Bombardier, Inc. 6.00% 2/15/2028 (e)	4,180	4,208
Bombardier, Inc. 7.50% 2/1/2029 (e)	9,000	9,456
Bombardier, Inc. 8.75% 11/15/2030 (e)	9,075	9,836
Burlington Northern Santa Fe, LLC 3.30% 9/15/2051	3,856	2,676
Canadian National Railway Co. 4.375% 9/18/2034	1,579	1,523
Canadian Pacific Railway Co. 2.05% 3/5/2030	2,000	1,802
Canadian Pacific Railway Co. 3.00% 12/2/2041	4,184	3,045
Canadian Pacific Railway Co. 3.10% 12/2/2051	13,038	8,579
Carrier Global Corp. 5.90% 3/15/2034	13,377	14,250
Carrier Global Corp. 6.20% 3/15/2054	5,803	6,225
Caterpillar, Inc. 5.20% 5/15/2035	4,018	4,098
CoreLogic, Inc. 4.50% 5/1/2028 (e)	2,550	2,435
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 10.941% 6/4/2029 (d)(h)	3,375	3,284
Embraer Netherlands Finance BV 5.98% 2/11/2035	1,985	2,047
EquipmentShare.com, Inc. 9.00% 5/15/2028 (e)	5,715	6,045
EquipmentShare.com, Inc. 8.625% 5/15/2032 (e)	7,115	7,570
EquipmentShare.com, Inc. 8.00% 3/15/2033 (e)	7,000	7,339
General Dynamics Corp. 4.95% 8/15/2035	2,533	2,544
Herc Holdings, Inc. 6.625% 6/15/2029 (e)	4,785	4,913
Herc Holdings, Inc. 7.00% 6/15/2030 (e)	3,555	3,715
Herc Holdings, Inc. 7.25% 6/15/2033 (e)	2,075	2,176
Hertz Corp. (The) 4.625% 12/1/2026 (e)	4,205	3,772
Hertz Corp. (The), Term Loan B-EXIT, (3-month USD CME Term SOFR + 3.50%) 8.041% 6/30/2028 (d)(h)	1,278	1,067
Hertz Corp. (The), Term Loan C-EXIT, (3-month USD CME Term SOFR + 3.50%) 8.041% 6/30/2028 (d)(h)	250	209
Honeywell International, Inc. 5.00% 3/1/2035	24,542	24,711
Icahn Enterprises, LP 6.25% 5/15/2026	3,500	3,478
Icahn Enterprises, LP 5.25% 5/15/2027	6,500	6,304
Icahn Enterprises, LP 9.75% 1/15/2029	13,000	12,645
Icahn Enterprises, LP 10.00% 11/15/2029 (e)	2,695	2,671
Ingersoll-Rand, Inc. 5.45% 6/15/2034	405	417
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (e)	13,660	13,711
LATAM Airlines Group SA 7.875% 4/15/2030 (e)	1,034	1,056
Lockheed Martin Corp. 4.80% 8/15/2034	8,128	8,106
Mileage Plus Holdings, LLC 6.50% 6/20/2027 (e)	1,562	1,565
NESCO Holdings II, Inc. 5.50% 4/15/2029 (e)	14,000	13,649
Norfolk Southern Corp. 4.45% 3/1/2033	2,751	2,693
Norfolk Southern Corp. 5.55% 3/15/2034	6,140	6,423
Norfolk Southern Corp. 5.10% 5/1/2035	219	220
Norfolk Southern Corp. 5.35% 8/1/2054	15,905	15,205
Paychex, Inc. 5.60% 4/15/2035	1,644	1,700
PM General Purchaser, LLC 9.50% 10/1/2028 (e)	945	656
QXO Building Products, Inc. 6.75% 4/30/2032 (e)	6,420	6,630
Regal Rexnord Corp. 6.30% 2/15/2030	15,000	15,720
Regal Rexnord Corp. 6.40% 4/15/2033	15,000	15,846
RTX Corp. 5.375% 2/27/2053	12,191	11,679

American Funds Strategic Bond Fund	22

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Sabre GLBL, Inc. 11.125% 7/15/2030 (e)	USD8,775	$9,190
SkyMiles IP, Ltd. 4.50% 10/20/2025 (e)	751	749
SkyMiles IP, Ltd. 4.75% 10/20/2028 (e)	2,760	2,768
SkyMiles IP, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.75%) 8.022% 10/20/2027 (d)(h)	920	927
Texas Combined Tirz I, LLC 0% 12/7/2062 (e)(g)	3,300	3,300
TK Elevator U.S. Newco, Inc. 5.25% 7/15/2027 (e)	2,625	2,625
TransDigm, Inc. 4.875% 5/1/2029	1,990	1,957
Union Pacific Corp. 2.95% 3/10/2052	9,118	5,824
United Airlines, Inc. 4.375% 4/15/2026 (e)	3,605	3,583
United Airlines, Inc. 4.625% 4/15/2029 (e)	2,920	2,836
United Parcel Service, Inc. 5.25% 5/14/2035	3,822	3,899
United Parcel Service, Inc. 5.95% 5/14/2055	3,682	3,781
United Parcel Service, Inc. 6.05% 5/14/2065	1,385	1,419
WESCO Distribution, Inc. 7.25% 6/15/2028 (e)	3,095	3,136
		437,519

Consumer staples 1.82%
Albertsons Cos., Inc. 3.50% 3/15/2029 (e)	5,730	5,435
Altria Group, Inc. 5.625% 2/6/2035	7,386	7,535
BAT Capital Corp. 2.726% 3/25/2031	5,000	4,505
BAT Capital Corp. 4.742% 3/16/2032	10,000	9,947
BAT Capital Corp. 6.421% 8/2/2033	5,707	6,201
BAT Capital Corp. 6.00% 2/20/2034	15,000	15,819
BAT Capital Corp. 5.625% 8/15/2035	23,768	24,196
BAT Capital Corp. 5.65% 3/16/2052	4,750	4,430
BAT Capital Corp. 7.081% 8/2/2053	11,800	13,152
Campbell’s Co. (The) 4.75% 3/23/2035	6,083	5,847
Campbell’s Co. (The) 5.25% 10/13/2054	1,100	1,004
Coca-Cola Co. 4.65% 8/14/2034	757	761
Coca-Cola Co. 5.30% 5/13/2054	533	519
Coca-Cola Co. 5.20% 1/14/2055	5,751	5,510
Coca-Cola Consolidated, Inc. 5.45% 6/1/2034	5,375	5,542
Constellation Brands, Inc. 4.35% 5/9/2027	11,513	11,520
Constellation Brands, Inc. 4.75% 5/9/2032	6,096	6,060
Diageo Investment Corp. 5.625% 4/15/2035	6,252	6,541
H.J. Heinz Co. 3.00% 6/1/2026	2,567	2,534
H.J. Heinz Co. 3.875% 5/15/2027	2,236	2,219
Hershey Co. 5.10% 2/24/2035	4,958	5,040
Imperial Brands Finance PLC 5.875% 7/1/2034 (e)	16,377	16,821
Imperial Brands Finance PLC 5.625% 7/1/2035 (e)	1,593	1,599
Imperial Brands Finance PLC 6.375% 7/1/2055 (e)	784	796
Keurig Dr Pepper, Inc. 5.15% 5/15/2035	10,334	10,316
Kroger Co. 5.50% 9/15/2054	6,261	5,947
Kronos Acquisition Holdings, Inc. 8.25% 6/30/2031 (e)	5,860	5,328
Kronos Acquisition Holdings, Inc. 10.75% 6/30/2032 (e)	7,975	5,805
Mars, Inc. 5.20% 3/1/2035 (e)	26,888	27,224
Mars, Inc. 5.65% 5/1/2045 (e)	6,205	6,224
Mars, Inc. 5.70% 5/1/2055 (e)	11,531	11,511
Mars, Inc. 5.80% 5/1/2065 (e)	1,905	1,903
Minerva Luxembourg SA 8.875% 9/13/2033 (e)	10,745	11,614
Philip Morris International, Inc. 5.75% 11/17/2032	1,634	1,728
Philip Morris International, Inc. 5.625% 9/7/2033	15,138	15,869
Philip Morris International, Inc. 5.25% 2/13/2034	9,950	10,154
Philip Morris International, Inc. 4.90% 11/1/2034	20,000	19,919
Philip Morris International, Inc. 4.875% 4/30/2035	1,163	1,148
Post Holdings, Inc. 4.625% 4/15/2030 (e)	4,000	3,849
Post Holdings, Inc. 4.50% 9/15/2031 (e)	10,920	10,146
Post Holdings, Inc. 6.375% 3/1/2033 (e)	25,000	25,290
Procter & Gamble Co. 4.60% 5/1/2035	3,765	3,769
Target Corp. 4.50% 9/15/2034	5,419	5,255
Target Corp. 5.00% 4/15/2035	5,065	5,059
Walmart, Inc. 4.90% 4/28/2035	10,051	10,184
		361,775

23	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology 1.81%
Accenture Capital, Inc. 4.50% 10/4/2034	USD4,181	$4,071
Acuris Finance US, Inc. 9.00% 8/1/2029 (e)	16,675	17,112
Analog Devices, Inc. 2.10% 10/1/2031	12,879	11,257
Apple, Inc. 4.75% 5/12/2035	5,002	5,044
AppLovin Corp. 5.50% 12/1/2034	15,000	15,236
Broadcom, Inc. 5.15% 11/15/2031	8,371	8,615
Broadcom, Inc. 4.55% 2/15/2032	7,771	7,702
Broadcom, Inc. 3.469% 4/15/2034 (e)	4,000	3,575
Broadcom, Inc. 4.80% 10/15/2034	7,863	7,771
Broadcom, Inc. 3.187% 11/15/2036 (e)	5,996	4,973
Cisco Systems, Inc. 5.05% 2/26/2034	28,839	29,531
Cisco Systems, Inc. 5.30% 2/26/2054	2,050	1,990
Cloud Software Group, Inc. 9.00% 9/30/2029 (e)	14,175	14,706
Cloud Software Group, Inc. 8.25% 6/30/2032 (e)	10,000	10,652
Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.796% 3/29/2029 (d)(h)	8,019	8,034
CommScope, LLC 7.125% 7/1/2028 (e)	2,162	2,126
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (e)	11,875	12,628
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (d)(h)(i)	2,878	2,900
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (d)(h)(i)	60	60
Helios Software Holdings, Inc. 8.75% 5/1/2029 (e)	16,850	17,347
ION Trading Technologies SARL 9.50% 5/30/2029 (e)	14,210	14,665
Microchip Technology, Inc. 5.05% 2/15/2030	12,476	12,661
Micron Technology, Inc. 6.05% 11/1/2035	15,000	15,704
NCR Atleos Corp. 9.50% 4/1/2029 (e)	14,074	15,427
Oracle Corp. 5.50% 8/3/2035	15,000	15,339
Oracle Corp. 3.60% 4/1/2050	5,000	3,500
Oracle Corp. 3.95% 3/25/2051	4,145	3,062
Roper Technologies, Inc. 4.90% 10/15/2034	16,164	15,948
Synopsys, Inc. 5.70% 4/1/2055	25,000	24,874
Texas Instruments, Inc. 4.85% 2/8/2034	5,003	5,084
UKG, Inc. 6.875% 2/1/2031 (e)	7,850	8,150
Unisys Corp. 10.625% 1/15/2031 (e)	11,568	11,926
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/22/2026) (f)(i)(j)	10,752	10,876
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/23/2026) (f)(i)(j)	1,513	1,530
X.Ai Corp. 12.50% 6/30/2030	17,220	17,220
		361,296

Real estate 1.18%
Boston Properties, LP 6.50% 1/15/2034	11,823	12,664
Boston Properties, LP 5.75% 1/15/2035	18,868	19,000
Corp. Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031 (e)	4,075	3,606
Crown Castle, Inc. 5.00% 1/11/2028	1,877	1,896
Equinix, Inc. 3.40% 2/15/2052	4,370	2,933
ERP Operating, LP 4.65% 9/15/2034	1,376	1,336
FibraSOMA 4.375% 7/22/2031 (e)	7,079	5,530
Fideicomiso Fibra Uno 7.70% 1/23/2032 (e)	1,831	1,910
Fideicomiso Fibra Uno 8.25% 1/23/2037 (e)	5,000	5,277
First Industrial, LP 5.25% 1/15/2031	4,315	4,367
GLP Capital, LP 4.00% 1/15/2030	2,000	1,924
Howard Hughes Corp. (The) 4.125% 2/1/2029 (e)	275	262
Hudson Pacific Properties, LP 4.65% 4/1/2029	182	164
Hudson Pacific Properties, LP 3.25% 1/15/2030	3,818	3,125
Kennedy-Wilson, Inc. 4.75% 3/1/2029	5,020	4,709
Kennedy-Wilson, Inc. 4.75% 2/1/2030	2,375	2,177
Kennedy-Wilson, Inc. 5.00% 3/1/2031	5,590	5,043
Kilroy Realty, LP 6.25% 1/15/2036	10,775	10,749
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	3,868	3,896
Mid-America Apartments, LP 4.95% 3/1/2035	2,500	2,484
MPT Operating Partnership, LP 5.00% 10/15/2027	6,570	6,074
MPT Operating Partnership, LP 8.50% 2/15/2032 (e)	35,557	37,241
Prologis, LP 5.00% 3/15/2034	3,430	3,441
Prologis, LP 5.25% 3/15/2054	650	611
Public Storage Operating Co. 5.35% 8/1/2053	10,690	10,270
Service Properties Trust 4.95% 2/15/2027	6,850	6,766

American Funds Strategic Bond Fund	24

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
Service Properties Trust 3.95% 1/15/2028	USD1,650	$1,525
Service Properties Trust 8.375% 6/15/2029	12,530	13,042
Service Properties Trust 4.95% 10/1/2029	10,520	9,190
Service Properties Trust 4.375% 2/15/2030	7,365	6,200
Service Properties Trust 8.625% 11/15/2031 (e)	5,145	5,527
Service Properties Trust 8.875% 6/15/2032	5,930	6,103
Simon Property Group, LP 4.75% 9/26/2034	5,055	4,924
VICI Properties, LP 3.75% 2/15/2027 (e)	955	941
VICI Properties, LP 3.875% 2/15/2029 (e)	6,800	6,582
VICI Properties, LP 4.125% 8/15/2030 (e)	2,645	2,540
VICI Properties, LP 5.125% 5/15/2032	19,250	19,191
VICI Properties, LP 5.625% 4/1/2035	2,023	2,042
		235,262

Municipals 0.03%
I-20 Lancaster Fund, LLC 12.00% 1/15/2035 (e)	6,677	6,465
Total corporate bonds, notes & loans		6,279,086
U.S. Treasury bonds & notes 14.38%
U.S. Treasury 8.78%
U.S. Treasury 4.25% 1/31/2026	941	941
U.S. Treasury 1.875% 6/30/2026	283	277
U.S. Treasury 0.875% 9/30/2026	1,047	1,008
U.S. Treasury 1.625% 9/30/2026	193	187
U.S. Treasury 1.75% 12/31/2026	12,462	12,087
U.S. Treasury 4.25% 12/31/2026	5,793	5,827
U.S. Treasury 4.00% 1/15/2027	10,012	10,036
U.S. Treasury 3.875% 5/31/2027	11,943	11,971
U.S. Treasury 3.75% 6/30/2027	17,758	17,770
U.S. Treasury 4.125% 10/31/2027	954	963
U.S. Treasury 3.625% 3/31/2028	3,156	3,150
U.S. Treasury 3.75% 5/15/2028	5,722	5,731
U.S. Treasury 3.875% 6/15/2028	45,500	45,740
U.S. Treasury 4.875% 10/31/2028	2,631	2,726
U.S. Treasury 3.125% 11/15/2028	205	201
U.S. Treasury 4.375% 11/30/2028	2,439	2,490
U.S. Treasury 3.75% 12/31/2028	11,803	11,814
U.S. Treasury 4.00% 1/31/2029	9,986	10,076
U.S. Treasury 4.125% 3/31/2029	2,797	2,835
U.S. Treasury 4.625% 4/30/2029	9,774	10,081
U.S. Treasury 4.00% 7/31/2029	205	207
U.S. Treasury 3.50% 9/30/2029	4,560	4,514
U.S. Treasury 4.125% 10/31/2029	142	144
U.S. Treasury 4.125% 11/30/2029	190	193
U.S. Treasury 4.375% 12/31/2029	46	47
U.S. Treasury 4.00% 5/31/2030	12,048	12,477
U.S. Treasury 3.875% 6/30/2030	107,736	108,153
U.S. Treasury 1.375% 11/15/2031	4,248	3,635
U.S. Treasury 2.875% 5/15/2032	367	342
U.S. Treasury 4.00% 6/30/2032	130	130
U.S. Treasury 2.75% 8/15/2032	3,174	2,928
U.S. Treasury 4.125% 11/15/2032	17,130	17,246
U.S. Treasury 4.00% 2/15/2034	29,260	28,956
U.S. Treasury 4.375% 5/15/2034	2,621	2,663
U.S. Treasury 3.875% 8/15/2034	2,573	2,512
U.S. Treasury 4.25% 11/15/2034	35,601	35,717
U.S. Treasury 4.25% 5/15/2035 (n)	216,685	216,973
U.S. Treasury 4.375% 11/15/2039	40,700	39,911
U.S. Treasury 1.125% 8/15/2040	45,000	27,693
U.S. Treasury 1.875% 2/15/2041 (n)	176,283	121,264
U.S. Treasury 2.25% 5/15/2041 (n)	98,018	71,224
U.S. Treasury 2.75% 11/15/2042	25,041	19,073
U.S. Treasury 3.875% 2/15/2043	1,690	1,513
U.S. Treasury 4.375% 8/15/2043	1,867	1,779

25	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.75% 11/15/2043	USD20,623	$20,608
U.S. Treasury 4.50% 2/15/2044	1,315	1,271
U.S. Treasury 4.125% 8/15/2044	94	86
U.S. Treasury 4.75% 2/15/2045 (n)	245,000	243,660
U.S. Treasury 5.00% 5/15/2045	767	788
U.S. Treasury 1.375% 8/15/2050 (n)	29,660	14,624
U.S. Treasury 1.625% 11/15/2050 (n)	66,000	34,773
U.S. Treasury 2.375% 5/15/2051	77,828	49,384
U.S. Treasury 3.625% 2/15/2053	15,719	12,828
U.S. Treasury 4.75% 11/15/2053	13,637	13,505
U.S. Treasury 4.25% 2/15/2054 (n)	217,958	198,902
U.S. Treasury 4.625% 5/15/2054	15,499	15,051
U.S. Treasury 4.25% 8/15/2054 (n)	291,661	266,323
U.S. Treasury 4.625% 2/15/2055	1,922	1,871
		1,748,879

U.S. Treasury inflation-protected securities 5.60%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025 (o)	52,481	52,464
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034 (n)(o)	391,518	392,003
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050 (o)	4,070	2,365
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (n)(o)	412,791	224,979
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (o)	64,465	59,022
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (n)(o)	398,476	385,376
		1,116,209
Total U.S. Treasury bonds & notes		2,865,088
Bonds & notes of governments & government agencies outside the U.S. 6.26%
Angola (Republic of) 9.50% 11/12/2025	5,570	5,597
Angola (Republic of) 8.00% 11/26/2029	6,000	5,457
Argentine Republic 1.00% 7/9/2029	145	121
Argentine Republic 4.125% 7/9/2035 (4.75% on 7/9/2027) (f)	16,951	11,445
Brazil (Federative Republic of) 6.00% 8/15/2040 (o)	BRL60,202	10,052
Brazil (Federative Republic of) 6.00% 8/15/2050 (o)	1,108,747	181,536
Brazil (Federative Republic of) 6.00% 5/15/2055 (o)	9,906	1,607
Brazil (Federative Republic of) 6.00% 8/15/2060 (o)	60,202	9,714
Colombia (Republic of) 8.00% 4/20/2033	USD13,802	14,298
Colombia (Republic of) 7.50% 2/2/2034	6,591	6,570
Colombia (Republic of) 8.50% 4/25/2035	8,220	8,549
Colombia (Republic of) 8.00% 11/14/2035	6,345	6,388
Colombia (Republic of) 7.75% 11/7/2036	9,645	9,447
Colombia (Republic of) 8.375% 11/7/2054	11,090	10,567
Egypt (Arab Republic of) 5.80% 9/30/2027	2,110	2,070
Egypt (Arab Republic of) 7.60% 3/1/2029	695	701
Egypt (Arab Republic of) 5.875% 2/16/2031	3,325	2,946
Egypt (Arab Republic of) 9.45% 2/4/2033 (e)	15,000	15,199
Egypt (Arab Republic of) 8.50% 1/31/2047	1,170	951
Egypt (Arab Republic of) 7.903% 2/21/2048	605	465
Egypt (Arab Republic of) 8.70% 3/1/2049	1,840	1,511
Egypt (Arab Republic of) 8.15% 11/20/2059	14,000	10,809
Egypt (Arab Republic of) 7.50% 2/16/2061	920	671
European Investment Bank 0.625% 10/21/2027	15,310	14,277
Gabonese Republic 7.00% 11/24/2031 (e)	10,000	7,975
India (Republic of) 7.88% 3/19/2030	INR333,000	4,171
India (Republic of) 7.61% 5/9/2030	367,000	4,553
Inter-American Development Bank 0.625% 7/15/2025	USD13,000	12,981
Japan 2.30% 12/20/2054	JPY3,600,750	22,472
Japan, Series 192, 2.40% 3/20/2045	41,844,300	292,696
Japan, Series 86, 2.40% 3/20/2055	38,874,450	247,967
Japan Bank for International Cooperation 1.25% 1/21/2031	USD11,352	9,778
Mozambique (Republic of) 9.00% 9/15/2031	30,000	24,819
OMERS Finance Trust 3.50% 4/19/2032 (e)	20,000	18,971
OMERS Finance Trust 4.00% 4/19/2052 (e)	20,000	15,527
Panama (Republic of) 7.50% 3/1/2031	2,835	3,024
Panama (Republic of) 2.252% 9/29/2032	8,527	6,529

American Funds Strategic Bond Fund	26

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Panama (Republic of) 6.40% 2/14/2035	USD8,595	$8,389
Panama (Republic of) 6.875% 1/31/2036	8,206	8,179
Panama (Republic of) 8.00% 3/1/2038	16,669	17,904
Peru (Republic of) 5.50% 3/30/2036	9,655	9,673
Peru (Republic of) 5.875% 8/8/2054	6,375	6,164
Peru (Republic of) 2.78% 12/1/2060	17,695	9,551
Romania 3.50% 4/3/2034	EUR995	981
Romania 5.625% 5/30/2037	75,000	83,396
Saskatchewan (Province of) 3.25% 6/8/2027	USD8,047	7,923
Senegal (Republic of) 6.75% 3/13/2048	11,000	6,665
Spain (Kingdom of) 1.25% 10/31/2030	EUR12,245	13,495
United Kingdom 0.125% 8/10/2041 (o)	GBP3,404	3,516
United Mexican States 6.00% 5/7/2036	USD12,140	12,011
United Mexican States 6.875% 5/13/2037	12,095	12,644
United Mexican States 6.625% 1/29/2038	3,790	3,853
United Mexican States 5.00% 4/27/2051	2,270	1,766
United Mexican States 6.338% 5/4/2053	3,730	3,432
United Mexican States 6.40% 5/7/2054	5,000	4,615
United Mexican States 3.75% 4/19/2071	13,080	7,445
United Mexican States, Series M, 7.50% 6/3/2027	MXN30,000	1,580
United Mexican States, Series M, 8.00% 11/7/2047	496,456	21,980
		1,247,573
Asset-backed obligations 5.14%
ACHV ABS Trust, Series 2024-3AL, Class B, 5.45% 12/26/2031 (a)(e)	USD328	330
ACHV ABS Trust, Series 2024-3AL, Class C, 5.68% 12/26/2031 (a)(e)	255	256
ACHV ABS Trust, Series 2025-1PL, Class B, 5.04% 4/26/2032 (a)(e)	606	605
ACHV ABS Trust, Series 2025-1PL, Class C, 5.31% 4/26/2032 (a)(e)	1,104	1,101
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (a)(e)	904	904
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (a)(e)	849	853
Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029 (a)(e)	834	838
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029 (a)(e)	42	42
Allegro CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.53%) 6.799% 1/19/2033 (a)(d)(e)	1,500	1,503
American Credit Acceptance Receivables Trust, Series 2024-1, Class B, 5.60% 11/12/2027 (a)(e)	82	82
American Credit Acceptance Receivables Trust, Series 2024-2, Class B, 6.10% 12/13/2027 (a)(e)	648	651
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028 (a)(e)	5,167	5,166
American Credit Acceptance Receivables Trust, Series 2022-3, Class D, 5.83% 10/13/2028 (a)(e)	274	274
American Credit Acceptance Receivables Trust, Series 2025-1, Class B, 4.90% 3/12/2029 (a)(e)	220	221
American Credit Acceptance Receivables Trust, Series 2023-1, Class E, 9.79% 12/12/2029 (a)(e)	685	718
American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030 (a)(e)	878	881
American Credit Acceptance Receivables Trust, Series 2022-4, Class E, 10.00% 1/14/2030 (a)(e)	1,380	1,429
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030 (a)(e)	2,398	2,457
American Credit Acceptance Receivables Trust, Series 2024-1, Class D, 5.86% 5/13/2030 (a)(e)	592	598
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (a)(e)	102	102
American Credit Acceptance Receivables Trust, Series 2025-1, Class D, 5.54% 8/12/2031 (a)(e)	1,500	1,512
American Credit Acceptance Receivables Trust, Series 2023-4, Class E, 9.79% 8/12/2031 (a)(e)	1,715	1,846
American Credit Acceptance Receivables Trust, Series 2023-3, Class E, 9.54% 10/14/2031 (a)(e)	1,715	1,809
American Credit Acceptance Receivables Trust, Series 2024-2, Class E, 7.87% 11/12/2031 (a)(e)	827	854
American Credit Acceptance Receivables Trust, Series 2024-1, Class E, 7.98% 11/12/2031 (a)(e)	1,271	1,319
American Money Management Corp., Series 2016-18, Class BR, (3-month USD CME Term SOFR + 1.862%) 6.191% 5/26/2031 (a)(d)(e)	1,000	1,001
American Money Management Corp., CLO, Series 2022-25A, Class DR, (3-month USD CME Term SOFR + 3.25%) 8.579% 4/15/2035 (a)(d)(e)	1,143	1,143
Apidos CLO, Ltd., Series 2023-45, Class D, (3-month USD CME Term SOFR + 5.20%) 9.483% 4/26/2036 (a)(d)(e)	800	800
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (a)(e)	763	772
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 5.943% 2/16/2050 (a)(e)	244	249
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (a)(e)	2,132	2,127
Avant Credit Card Master Trust, Series 2024-2A, Class D, 8.98% 5/15/2029 (a)(e)	7,000	7,005
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027 (a)(e)	5,911	5,959
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class D, 7.31% 6/20/2029 (a)(e)	1,468	1,491
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (a)(e)	1,881	1,904
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class B, 5.24% 8/20/2029 (a)(e)	368	372
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class C, 5.87% 8/20/2029 (a)(e)	229	231
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6A, Class D, 7.37% 12/20/2029 (a)(e)	374	381
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8A, Class D, 7.52% 2/20/2030 (a)(e)	3,911	3,989
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-2A, Class C, 6.24% 8/20/2031 (a)(e)	286	294

27	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Babson CLO, Ltd., Series 2021-3, Class A, (3-month USD CME Term SOFR + 1.412%) 5.681% 1/18/2035 (a)(d)(e)	USD1,500	$1,503
Bain Capital Credit CLO, Ltd., Series 2023-3, Class D, (3-month USD CME Term SOFR + 5.25%) 9.525% 7/24/2036 (a)(d)(e)	500	501
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031 (a)(e)	1,303	1,300
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 9/17/2031 (a)(e)	7,500	7,488
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033 (a)(e)	4,000	3,867
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034 (a)(e)	6,024	5,899
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class C, 2.24% 10/17/2034 (a)(e)	8,400	7,987
Barings Middle Market CLO, Ltd., Series 2021-I, Class A1, ((3-month USD CME Term SOFR + 0.262%) + 1.55%) 6.081% 7/20/2033 (a)(d)(e)	3,500	3,502
Battalion CLO, Ltd., Series 2018-12A, Class DRR, (3-month USD CME Term SOFR + 2.60%) 6.924% 5/17/2031 (a)(d)(e)	2,083	2,077
Battalion CLO, Ltd., Series 2017-11A, Class BR, (3-month USD CME Term SOFR + 1.982%) 6.257% 4/24/2034 (a)(d)(e)	332	333
Birch Grove CLO, Ltd., Series 2023-6, Class A1, (3-month USD CME Term SOFR + 2.20%) 6.469% 7/20/2035 (a)(d)(e)	41,465	41,465
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046 (a)(e)	1,289	1,211
Blue Owl Asset Leasing Trust, Series 2024-1A, Class C, 6.38% 1/15/2031 (a)(e)	100	102
Bluemountain CLO, Ltd., Series 2014-2, Class CR2, (3-month USD CME Term SOFR + 2.462%) 6.731% 10/20/2030 (a)(d)(e)	700	703
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027 (a)(e)	605	610
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A2, 6.68% 7/15/2027 (a)(e)	2,166	2,174
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028 (a)	160	160
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class B, 4.92% 3/15/2029 (a)	1,420	1,425
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029 (a)	295	297
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03% 11/15/2029 (a)	572	582
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030 (a)	8,644	8,828
Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class C, 5.17% 3/17/2031 (a)	1,391	1,406
Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class D, 5.62% 3/17/2031 (a)	1,343	1,360
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (a)(e)	5,427	5,449
CarMax Select Receivables Trust, Series 2024-A, Class C, 5.62% 1/15/2030 (a)	572	582
CarMax Select Receivables Trust, Series 2024-A, Class D, 6.27% 12/16/2030 (a)	868	895
Carvana Auto Receivables Trust, Series 2024-N3, Class C, 4.90% 12/10/2030 (a)(e)	500	502
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (a)(e)	6,815	6,284
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041 (a)(e)	866	836
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (a)(e)	28,618	29,058
CCG Receivables Trust, Series 2025-1, Class D, 5.28% 10/14/2032 (a)(e)	301	304
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(e)	3,854	3,814
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (a)(e)	595	551
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (a)(e)	325	322
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(e)	4,456	4,289
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (a)(e)	15,188	15,239
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062 (a)(e)	2,905	2,925
CFG Investments, Ltd., Series 2025-1, Class A, 6.47% 3/25/2036 (a)(e)	821	830
CFG Investments, Ltd., Series 2025-1, Class B, 9.16% 3/25/2036 (a)(e)	159	162
CFG Investments, Ltd., Series 2025-1, Class C, 12.72% 3/25/2036 (a)(e)	400	404
Chase Auto Owner Trust, Series 2024-5A, Class A4, 4.15% 3/25/2030 (a)(e)	1,735	1,735
CIFC Funding, Ltd., CLO, Series 2019-5A, Class A1R1, (3-month USD CME Term SOFR + 1.402%) 5.658% 1/15/2035 (a)(d)(e)	500	501
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045 (a)(e)	550	520
CLI Funding VI, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045 (a)(e)	1,031	975
Cook Park CLO, Ltd., Series 2018-1A, Class B, (3-month USD CME Term SOFR + 1.662%) 5.941% 4/17/2030 (a)(d)(e)	500	500
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028 (a)(e)	100	100
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029 (a)(e)	261	261
CPS Auto Receivables Trust, Series 2023-A, Class D, 6.44% 4/16/2029 (a)(e)	526	536
CPS Auto Receivables Trust, Series 2023-C, Class C, 6.27% 10/15/2029 (a)(e)	689	695
CPS Auto Receivables Trust, Series 2023-C, Class D, 6.77% 10/15/2029 (a)(e)	622	639
CPS Auto Receivables Trust, Series 2022-C, Class C, 5.28% 4/15/2030 (a)(e)	90	90
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030 (a)(e)	100	101
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030 (a)(e)	100	102
CPS Auto Receivables Trust, Series 2022-C, Class D, 6.45% 4/15/2030 (a)(e)	1,013	1,028
CPS Auto Receivables Trust, Series 2022-D, Class E, 12.12% 6/17/2030 (a)(e)	4,000	4,439
CPS Auto Receivables Trust, Series 2024-A, Class E, 8.42% 8/15/2031 (a)(e)	2,700	2,802
CPS Auto Receivables Trust, Series 2024-C, Class E, 8.04% 3/15/2032 (a)(e)	3,625	3,743
CPS Auto Trust, Series 2025-B, Class A, 4.74% 2/15/2029 (a)(e)	18,446	18,454
CPS Auto Trust, Series 2025-B, Class B, 4.79% 11/15/2029 (a)(e)	643	644

American Funds Strategic Bond Fund	28

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
CPS Auto Trust, Series 2025-B, Class C, 5.12% 7/15/2031 (a)(e)	USD1,314	$1,324
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class D, 6.63% 12/15/2032 (a)(e)	3,000	3,012
Credit Acceptance Auto Loan Trust, Series 2023-3, Class B, 7.09% 10/17/2033 (a)(e)	212	218
Credit Acceptance Auto Loan Trust, Series 2023-3, Class C, 7.62% 12/15/2033 (a)(e)	245	254
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (a)(e)	5,473	5,536
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030 (a)(e)	1,104	1,118
Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60% 4/15/2026 (a)	1,561	1,563
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027 (a)	16,134	16,309
Diameter Capital CLO, Series 2023-5, Class A1, (3-month USD CME Term SOFR + 1.85%) 6.106% 10/15/2036 (a)(d)(e)	1,667	1,670
Diameter Capital CLO, Series 2023-5, Class A2, (3-month USD CME Term SOFR + 2.40%) 6.656% 10/15/2036 (a)(d)(e)	1,714	1,718
Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.35% 2/15/2028 (a)	4,272	4,277
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029 (a)	5,477	5,500
Drive Auto Receivables Trust, Series 2024-2, Class B, 4.52% 7/16/2029 (a)	474	474
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031 (a)	703	713
Drive Auto Receivables Trust, Series 2024-2, Class C, 4.67% 5/17/2032 (a)	464	465
Drive Auto Receivables Trust, Series 2024-2, Class D, 4.94% 5/17/2032 (a)	1,065	1,067
Drive Auto Receivables Trust, Series 2025-1, Class C, 4.99% 9/15/2032 (a)	273	275
Drive Auto Receivables Trust, Series 2025-1, Class D, 5.41% 9/15/2032 (a)	845	855
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028 (a)(e)	399	400
DriveTime Auto Owner Trust, Series 2023-1, Class D, 6.44% 11/15/2028 (a)(e)	1,125	1,145
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029 (a)(e)	524	532
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029 (a)(e)	541	563
Dryden Senior Loan Fund, CLO, Series 2022-98, Class D, (3-month USD CME Term SOFR + 3.10%) 7.369% 4/20/2035 (a)(d)(e)	300	299
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (a)(e)	2,188	2,011
Elmwood CLO 15, Ltd., 7.202% 4/22/2035 (3-month CME Term SOFR + 2.9%) (a)(d)(e)	1,400	1,405
EquipmentShare, Series 2025-1M, Class B, 5.31% 9/26/2033 (a)(e)	1,187	1,196
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (a)(e)	2,249	2,265
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (a)(e)	134	135
Exeter Automobile Receivables Trust, Series 2023-3A, Class B, 6.11% 9/15/2027 (a)	33	33
Exeter Automobile Receivables Trust, Series 2023-4A, Class B, 6.31% 10/15/2027 (a)	187	187
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028 (a)	1,183	1,189
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028 (a)	125	126
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028 (a)	1,165	1,161
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028 (a)	588	589
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028 (a)	327	328
Exeter Automobile Receivables Trust, Series 2023-4A, Class C, 6.51% 8/15/2028 (a)	695	701
Exeter Automobile Receivables Trust, Series 2022-4A, Class D, 5.98% 12/15/2028 (a)	316	318
Exeter Automobile Receivables Trust, Series 2022-6, Class D, 8.03% 4/6/2029 (a)	430	445
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029 (a)	226	231
Exeter Automobile Receivables Trust, Series 2024-2A, Class C, 5.74% 5/15/2029 (a)	1,360	1,376
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69% 6/15/2029 (a)	725	738
Exeter Automobile Receivables Trust, Series 2025-1A, Class B, 4.91% 8/15/2029 (a)	1,768	1,780
Exeter Automobile Receivables Trust, Series 2025-2A, Class B, 4.92% 9/17/2029 (a)	8,879	8,944
Exeter Automobile Receivables Trust, Series 2023-4A, Class D, 6.95% 12/17/2029 (a)	991	1,021
Exeter Automobile Receivables Trust, Series 2024-2A, Class D, 5.92% 2/15/2030 (a)	1,834	1,870
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030 (a)	339	342
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030 (a)	1,644	1,677
Exeter Automobile Receivables Trust, Series 2023-1A, Class E, 12.07% 9/16/2030 (a)(e)	6,737	7,635
Exeter Automobile Receivables Trust, Series 2023-2A, Class E, 9.75% 11/15/2030 (a)(e)	3,697	4,000
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030 (a)	5,589	5,710
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031 (a)(e)	2,028	2,209
Exeter Automobile Receivables Trust, Series 2023-4A, Class E, 9.57% 2/18/2031 (a)(e)	2,408	2,636
Exeter Automobile Receivables Trust, Series 2025-1A, Class C, 5.09% 5/15/2031 (a)	2,705	2,735
Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49% 5/15/2031 (a)	1,411	1,439
Exeter Automobile Receivables Trust, Series 2023-5A, Class E, 9.58% 6/16/2031 (a)(e)	4,052	4,414
Exeter Automobile Receivables Trust, Series 2024-1, Class E, 7.89% 8/15/2031 (a)(e)	4,029	4,207
Exeter Automobile Receivables Trust, Series 2025-3A, Class C, 5.09% 10/15/2031 (a)	779	785
Exeter Automobile Receivables Trust, Series 2025-3A, Class D, 5.57% 10/15/2031 (a)	944	961
Exeter Automobile Receivables Trust, Series 2024-2A, Class E, 7.98% 10/15/2031 (a)(e)	1,154	1,220
Exeter Automobile Receivables Trust, Series 2024-4A, Class E, 7.65% 2/17/2032 (a)(e)	10,020	10,387
Exeter Automobile Receivables Trust, Series 2025-2A, Class E, 7.81% 10/15/2032 (a)(e)	1,576	1,633
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029 (a)(e)	214	216
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029 (a)(e)	99	101
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029 (a)(e)	67	67

29	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Ford Credit Auto Owner Trust, Series 2024-C, Class A4, 4.11% 7/15/2030 (a)	USD2,967	$2,970
Ford Credit Floorplan Master Owner Trust, Series 2025-1, Class A1, 4.63% 4/15/2030 (a)	7,790	7,886
Fortress Credit BSL, Ltd., Series 2019-2A, Class CR, (3-month USD CME Term SOFR + 2.00%) 6.269% 10/20/2032 (a)(d)(e)	1,750	1,755
Fortress Credit BSL, Ltd., CLO, Series 2019-2A, Class DR, (3-month USD CME Term SOFR + 2.85%) 7.119% 10/20/2032 (a)(d)(e)	2,120	2,123
Fortress Credit BSL, Ltd., CLO, Series 2023-1A, Class BR, (3-month USD CME Term SOFR + 1.85%) 6.164% 4/23/2036 (a)(d)(e)	1,659	1,659
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (a)(e)	3,267	3,006
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046 (a)(e)	186	169
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039 (a)(e)	1,098	1,066
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (a)(e)	2,167	2,067
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040 (a)(e)	1,117	1,075
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028 (a)(e)	886	889
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029 (a)(e)	122	123
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029 (a)(e)	110	113
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029 (a)(e)	633	641
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029 (a)(e)	610	623
GLS Auto Receivables Trust, Series 2023-3, Class E, 9.27% 8/15/2030 (a)(e)	1,900	2,051
GLS Auto Receivables Trust, Series 2023-4, Class E, 9.72% 8/15/2030 (a)(e)	1,430	1,569
GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031 (a)(e)	1,170	1,222
GLS Auto Receivables Trust, Series 2024-4A, Class E, 7.51% 8/15/2031 (a)(e)	2,010	2,077
GLS Auto Select Receivables Trust, Series 24-3A, Class B, 5.64% 8/15/2030 (a)(e)	850	875
GLS Auto Select Receivables Trust, Series 24-3A, Class C, 5.92% 8/15/2030 (a)(e)	1,000	1,032
GLS Auto Select Receivables Trust, Series 2024-4A, Class B, 4.50% 11/15/2030 (a)(e)	153	153
GLS Auto Select Receivables Trust, Series 2024-4A, Class C, 4.75% 11/15/2030 (a)(e)	67	67
GLS Auto Select Receivables Trust, Series 2025-1A, Class C, 5.26% 3/15/2031 (a)(e)	180	183
GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.28% 10/15/2031 (a)(e)	75	76
GLS Auto Select Receivables Trust, Series 2025-1A, Class D, 5.74% 4/15/2032 (a)(e)	194	199
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037 (a)(e)	23,821	23,993
Golub Capital Partners CLO, Ltd., Series 2021-57, Class A1, (3-month USD CME Term SOFR + 1.752%) 6.033% 10/25/2034 (a)(d)(e)	3,420	3,420
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class CR, (3-month USD CME Term SOFR + 1.65%) 5.952% 7/20/2035 (a)(d)(e)	750	752
Harbor Park CLO, Ltd., Series 2018-1, Class D, (3-month USD CME Term SOFR + 3.162%) 7.431% 1/20/2031 (a)(d)(e)	400	402
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027 (a)(e)	4,450	4,503
Hertz Vehicle Financing III, LLC, Series 2023-3, Class B, 6.53% 2/25/2028 (a)(e)	1,000	1,014
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028 (a)(e)	6,036	5,728
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028 (a)(e)	14,209	13,585
Hertz Vehicle Financing, LLC, Series 2023-1A, Class B, 6.22% 6/25/2027 (a)(e)	1,250	1,256
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (a)(e)	10,573	10,173
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (a)(e)	3,950	3,780
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (a)(e)	2,477	2,377
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (a)(e)	1,690	1,718
Hertz Vehicle Financing, LLC, Series 2024-1A, Class B, 6.12% 1/25/2029 (a)(e)	941	956
Hertz Vehicle Financing, LLC, Series 2024-1A, Class C, 6.70% 1/25/2029 (a)(e)	569	576
Hertz Vehicle Financing, LLC, Series 2024-1A, Class D, 9.22% 1/25/2029 (a)(e)	2,895	2,962
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (a)(e)	100	101
Hertz Vehicle Financing, LLC, Series 2025-1A, Class B, 5.45% 9/25/2029 (a)(e)	6,035	6,115
Hertz Vehicle Financing, LLC, Series 2025-1A, Class C, 6.03% 9/25/2029 (a)(e)	8,358	8,399
Hertz Vehicle Financing, LLC, Series 2025-1A, Class D, 7.98% 9/25/2029 (a)(e)	3,784	3,781
Hertz Vehicle Financing, LLC, Series 2025-3A, Class A, 5.06% 12/26/2029 (a)(e)	1,109	1,115
Hertz Vehicle Financing, LLC, Series 2025-3A, Class B, 5.59% 12/26/2029 (a)(e)	446	449
Hertz Vehicle Financing, LLC, Series 2025-3A, Class C, 6.13% 12/26/2029 (a)(e)	455	460
Hertz Vehicle Financing, LLC, Series 2024-2A, Class D, 9.41% 1/27/2031 (a)(e)	2,250	2,311
Hertz Vehicle Financing, LLC, Series 2025-2A, Class C, 6.40% 9/25/2031 (a)(e)	9,707	9,670
Hertz Vehicle Financing, LLC, Series 2025-2A, Class D, 8.34% 9/25/2031 (a)(e)	3,525	3,460
Hertz Vehicle Financing, LLC, Series 2025-4A, Class A, 5.41% 12/26/2031 (a)(e)	2,217	2,248
Hertz Vehicle Financing, LLC, Series 2025-4A, Class B, 5.90% 12/26/2031 (a)(e)	372	376
Hertz Vehicle Financing, LLC, Series 2025-4A, Class C, 6.48% 12/26/2031 (a)(e)	1,232	1,245
Hertz Vehicle Financing, LLC, Series 2025-4A, Class D, 9.34% 12/26/2031 (a)(e)	750	758
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (a)(e)	8,839	8,859
Huntington National Bank (The), Series 2024-2, Class B1, 5.442% 10/20/2032 (a)(e)	1,340	1,353
Invitation Homes Trust, Series 2024-SFR1, Class D, 4.25% 9/17/2041 (a)(e)	435	415
Invitation Homes Trust, Series 2024-SFR1, Class F, 4.50% 9/17/2041 (a)(e)	2,038	1,881
Invitation Homes Trust, Series 2024-SFR1, Class E, 4.50% 9/17/2041 (a)(e)	1,161	1,101

American Funds Strategic Bond Fund	30

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Jamestown CLO, Ltd., Series 2018-11, Class A2, (3-month USD CME Term SOFR + 1.962%) 6.203% 7/14/2031 (a)(d)(e)	USD500	$502
Jamestown CLO, Ltd., Series 2021-16A, Class CR, (3-month USD CME Term SOFR + 1.95%) 6.232% 7/25/2034 (a)(d)(e)	740	742
Jamestown CLO, Ltd., Series 2021-16A, Class DR, (3-month USD CME Term SOFR + 3.05%) 7.332% 7/25/2034 (a)(d)(e)	1,000	998
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027 (a)(e)	207	209
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028 (a)(e)	510	513
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028 (a)(e)	586	595
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028 (a)(e)	1,127	1,138
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028 (a)(e)	493	506
LAD Auto Receivables Trust, Series 2024-1, Class B, 5.33% 2/15/2029 (a)(e)	447	453
LAD Auto Receivables Trust, Series 2024-1, Class C, 5.64% 6/15/2029 (a)(e)	541	551
LAD Auto Receivables Trust, Series 2024-3A, Class B, 4.74% 1/15/2030 (a)(e)	446	449
LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.93% 3/15/2030 (a)(e)	161	162
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030 (a)(e)	656	666
LAD Auto Receivables Trust, Series 2023-1, Class D, 7.30% 6/17/2030 (a)(e)	219	224
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030 (a)(e)	334	347
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031 (a)(e)	1,712	1,753
LAD Auto Receivables Trust, Series 2024-1, Class D, 6.15% 6/16/2031 (a)(e)	333	342
LAD Auto Receivables Trust, Series 2024-2, Class D, 6.37% 10/15/2031 (a)(e)	149	154
LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.18% 2/17/2032 (a)(e)	97	97
Lendbuzz Securitization Trust, Series 2025-1A, Class B, 5.47% 11/15/2030 (a)(e)	4,299	4,392
Marble Point CLO XIX, Ltd., Series 2020-3, Class DR, (3-month USD CME Term SOFR + 4.00%) 8.269% 1/19/2034 (a)(d)(e)	1,500	1,501
Marble Point CLO XXIII, Ltd., Series 2021-4, Class C1, (3-month USD CME Term SOFR + 2.862%) 7.134% 1/22/2035 (a)(d)(e)	435	436
Marble Point CLO, Ltd., Series 2019-2, Class D1R, (3-month USD CME Term SOFR + 3.662%) 7.931% 11/16/2034 (a)(d)(e)	1,000	1,001
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (a)(e)	743	748
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029 (a)(e)	1,087	1,097
Mission Lane Credit Card Master Trust, Series 2023-B, Class D, 11.97% 11/15/2028 (a)(e)	5,000	5,008
Mission Lane Credit Card Master Trust, Series 2023-B, Class E, 15.56% 11/15/2028 (a)(e)	5,000	5,008
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (a)(e)	322	325
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (a)(e)	318	321
Mission Lane Credit Card Master Trust, Series 2024-A, Class E, 13.69% 8/15/2029 (a)(e)	5,000	5,095
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.40% 9/15/2031 (a)(e)	3,169	3,171
Mission Lane Credit Card Master Trust, Series 2025-B, Class B, 5.89% 9/15/2031 (a)(e)	1,326	1,329
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 6.13% 9/15/2031 (a)(e)	887	889
Mission Lane Credit Card Master Trust, Series 2025-B, Class D, 6.47% 9/15/2031 (a)(e)	1,187	1,190
Mission Lane Credit Card Master Trust, Series 2025-B, Class F, 12.39% 9/15/2031 (a)(e)	4,000	4,009
Navient Education Loan Trust, Series 2025-A, Class B, 5.32% 7/15/2055 (a)(e)	601	605
Navient Education Loan Trust, Series 2025-A, Class C, 5.53% 7/15/2055 (a)(e)	572	575
Navient Education Loan Trust, Series 2025-A, Class D, 6.03% 7/15/2055 (a)(e)	429	432
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (a)(e)	529	532
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (a)(e)	4,877	4,565
Navigator Aircraft ABS, Ltd., Series 2021-1, Class B, 3.571% 11/15/2046 (a)(e)	3,326	3,104
Nelnet Student Loan Trust, Series 2021-CA, Class C, 3.36% 4/20/2062 (a)(e)	5,313	4,596
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 4/20/2062 (a)(e)	11,333	9,997
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(e)	45,059	42,459
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 10/20/2061 (a)(e)	6,036	5,543
Ocean Trails CLO, Series 2021-11A, Class DR, (3-month USD CME Term SOFR + 3.10%) 7.369% 7/20/2034 (a)(d)(e)	1,000	998
OCP CLO, Ltd., Series 2019-16A, Class AR, (3-month USD CME Term SOFR + 1.262%) 5.472% 4/10/2033 (a)(d)(e)	3,043	3,047
OCP CLO, Ltd., Series 2023-28, Class D, (3-month USD CME Term SOFR + 5.35%) 9.611% 7/16/2036 (a)(d)(e)	500	500
OnDeck Asset Securitization Trust, LLC, Series 2023-1A, Class B, 8.25% 8/19/2030 (a)(e)	1,122	1,130
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (a)(e)	10,643	10,775
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (a)(e)	652	663
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class C, 8.99% 6/17/2031 (a)(e)	474	486
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (a)(e)	427	425
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031 (a)(e)	100	100
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class C, 7.03% 10/17/2031 (a)(e)	283	282
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032 (a)(e)	296	296
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class B, 5.52% 4/19/2032 (a)(e)	146	146
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031 (a)(e)	1,408	1,374
Oportun Funding, LLC, Series 2021-B, Class B, 1.96% 5/8/2031 (a)(e)	1,070	1,045
Oportun Funding, LLC, Series 2022-A, Class B, 5.25% 6/9/2031 (a)(e)	1,000	1,000
Orion CLO, Ltd., Series 2023-1, Class C, (3-month USD CME Term SOFR + 3.25%) 7.532% 10/25/2036 (a)(d)(e)	1,400	1,405

31	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Orion CLO, Ltd., Series 2023-1, Class D, (3-month USD CME Term SOFR + 5.15%) 9.432% 10/25/2036 (a)(d)(e)	USD1,703	$1,714
Palmer Square Loan Funding, CLO, Series 2022-1A, Class A1, (3-month USD CME Term SOFR + 1.05%) 5.306% 4/15/2030 (a)(d)(e)	247	247
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class C, (3-month USD CME Term SOFR + 2.50%) 6.756% 1/15/2033 (a)(d)(e)	1,608	1,601
Park Avenue Institutional Advisers CLO, Series 2017-AR, Class A2R, (3-month USD CME Term SOFR + 1.812%) 6.119% 2/14/2034 (a)(d)(e)	1,000	1,001
Parallel, Ltd., Series 2023-1A, Class BR, (3-month USD CME Term SOFR + 2.05%) 6.373% 7/20/2036 (a)(d)(e)	409	409
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027 (a)(e)	7,728	7,724
PK ALIFT Loan Funding 4 LP, Series 2024-2, Class A, 5.052% 10/15/2039 (a)(e)	450	450
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (a)(e)	388	393
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 0%) 6.012% 9/15/2039 (a)(d)(e)	155	156
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A2A, 4.84% 1/20/2027 (a)(e)	7,805	7,813
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90% 5/15/2031 (a)(e)	5,724	5,760
PPM CLO 2, Ltd., Series 2019-2, Class CR2, (3-month USD CME Term SOFR + 2.80%) 7.061% 4/16/2037 (a)(d)(e)	1,000	1,004
Prestige Auto Receivables Trust, Series 2024-1, Class B, 5.71% 5/15/2028 (a)(e)	235	236
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030 (a)(e)	421	430
Prestige Auto Receivables Trust, Series 2023-1A, Class E, 9.88% 5/15/2030 (a)(e)	2,000	2,139
Prestige Auto Receivables Trust, Series 2024-1, Class E, 7.94% 4/15/2031 (a)(e)	682	706
Prodigy Finance Designated Activity Co., Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 5.684% 7/25/2051 (a)(d)(e)	423	423
RAD CLO, Ltd., Series 2019-4, Class DR, (3-month USD CME Term SOFR + 3.25%) 7.532% 4/25/2032 (a)(d)(e)	1,000	1,004
RAD CLO, Ltd., Series 2023-20, Class D, (3-month USD CME Term SOFR + 5.00%) 9.269% 7/20/2036 (a)(d)(e)	870	870
Reach Financial, LLC, Series 2024-2, Class B, 5.84% 7/15/2031 (a)(e)	1,461	1,479
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (a)(e)	336	337
Regatta XXIII Funding, Ltd., Series 2021-4, Class A1, (3-month USD CME Term SOFR + 1.412%) 5.681% 1/20/2035 (a)(d)(e)	800	802
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030 (a)(e)	1,232	1,233
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030 (a)(e)	7,757	7,789
Rockford Tower CLO, Ltd., Series 2021-1, Class D, (3-month USD CME Term SOFR + 3.262%) 7.531% 7/20/2034 (a)(d)(e)	1,191	1,194
Romark CLO, Ltd., Series 2018-1, Class A1, (3-month USD CME Term SOFR + 1.292%) 5.561% 4/20/2031 (a)(d)(e)	149	149
RRAM, CLO, Series 2021-14, Class A1, (3-month USD CME Term SOFR + 1.382%) 5.638% 4/15/2036 (a)(d)(e)	1,500	1,503
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027 (a)	3,277	3,280
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028 (a)	2,480	2,488
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028 (a)	2,260	2,259
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028 (a)	531	534
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030 (a)	118	119
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031 (a)	5,972	6,109
SCF Equipment Trust, LLC, Series 2025-1A, Class D, 5.88% 11/20/2035 (a)(e)	216	223
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (a)(e)	265	267
Securitized Term Auto Receivables Trust, Series 2025-A, Class C, 5.185% 7/25/2031 (a)(e)	565	569
Securitized Term Auto Receivables Trust, Series 2025-B, Class C, 5.126% 12/29/2032 (a)(e)	2,103	2,110
Securitized Term Auto Receivables Trust, Series 2025-B, Class D, 5.463% 12/29/2032 (a)(e)	2,542	2,551
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028 (a)(e)	11,246	11,253
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A2, 4.52% 11/20/2028 (a)(e)	6,049	6,066
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A3, 4.44% 12/20/2030 (a)(e)	6,998	7,063
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class B, 4.76% 11/20/2031 (a)(e)	2,770	2,793
SLAM, LLC, Series 2024-1A, Class A, 5.335% 9/15/2049 (a)(e)	18,235	18,228
SMB Private Education Loan Trust, Series 2023-C, Class B, 6.36% 11/15/2052 (a)(e)	455	483
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86% 1/15/2053 (a)(e)	1,186	1,077
SMB Private Education Loan Trust, Series 2021-A, Class D2, 3.86% 1/15/2053 (a)(e)	1,186	1,077
SMB Private Education Loan Trust, Series 2023-D, Class D, 8.87% 9/15/2053 (a)(e)	2,106	2,264
SMB Private Education Loan Trust, Series 2025-A, Class A1A, 5.13% 4/15/2054 (a)(e)	2,950	2,987
SMB Private Education Loan Trust, Series 2022-A, Class D, 4.75% 11/16/2054 (a)(e)	2,168	2,025
SMB Private Education Loan Trust, Series 2022-B, Class D, 5.95% 2/16/2055 (a)(e)	2,752	2,741
SMB Private Education Loan Trust, Series 2024-A, Class D, 8.22% 3/15/2056 (a)(e)	7,896	8,286
SMB Private Education Loan Trust, Series 2023-B, Class D, 7.56% 10/16/2056 (a)(e)	5,000	5,133
SMB Private Education Loan Trust, Series 2022-D, Class D, 7.23% 10/15/2058 (a)(e)	2,967	3,007
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (a)(e)	5,481	5,114
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (a)(e)	1,553	1,503
Steele Creek CLO, Ltd., Series 2019-1A, Class DRR, (3-month USD CME Term SOFR + 3.00%) 7.256% 4/15/2032 (a)(d)(e)	1,000	1,003
Steele Creek CLO, Ltd., Series 2019-2A, Class DR, (3-month USD CME Term SOFR + 2.80%) 7.056% 7/15/2032 (a)(d)(e)	2,230	2,201
Stellar Jay Ireland Dac, Series 2021-1, Class B, 5.926% 10/15/2041 (a)(e)	7,923	7,813

American Funds Strategic Bond Fund	32

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (a)(e)	USD5,657	$5,549
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (a)(e)	512	490
Stonepeak Infrastructure Partners, Series 2021-1A, Class B, 3.821% 2/28/2033 (a)(e)	3,406	3,247
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (a)(e)	11,456	11,416
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054 (a)(e)	13,182	13,168
Subway Funding, LLC, Series 2024-3, Class A23, 5.914% 7/30/2054 (a)(e)	13,307	13,213
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (a)(e)	1,599	1,545
Sycamore Tree CLO, Ltd., Series 2024-5, Class C, (3-month USD CME Term SOFR + 2.75%) 7.019% 4/20/2036 (a)(d)(e)	667	667
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (a)	11,791	11,930
TAL Advantage V, LLC, Series 2020-1, Class B, 3.29% 9/20/2045 (a)(e)	376	357
Textainer Marine Containers, Ltd., Series 2020-1A, Class B, 4.94% 8/21/2045 (a)(e)	1,032	1,016
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045 (a)(e)	2,232	2,117
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (a)(e)	20,016	20,016
Textainer Marine Containers, Ltd., Series 2025-1H, Class B, 8.06% 7/23/2050 (a)(e)	9,898	9,896
The Huntington National Bank, Series 2025-1, Class B, 4.957% 3/21/2033 (a)(e)	973	977
TICP CLO, Ltd., Series 2018-12, Class DR, (3-month USD CME Term SOFR + 3.562%) 7.818% 7/15/2034 (a)(d)(e)	1,000	1,003
Trinitas CLO, Ltd., Series 2020-12, Class A1R, (3-month USD CME Term SOFR + 1.37%) 5.652% 4/25/2033 (a)(d)(e)	9,968	9,980
Trinitas CLO, Ltd., Series 2020-12, Class CR, (3-month USD CME Term SOFR + 2.60%) 6.882% 4/25/2033 (a)(d)(e)	1,500	1,507
Trinitas CLO, Ltd., Series 2023-22A, Class D, (3-month USD CME Term SOFR + 6.19%) 10.459% 7/20/2036 (a)(d)(e)	500	501
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (a)(e)	823	765
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045 (a)(e)	2,960	2,809
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046 (a)(e)	434	394
Trysail CLO, Ltd., Series 2021-1, Class C, (3-month USD CME Term SOFR + 2.662%) 6.931% 7/20/2032 (a)(d)(e)	1,500	1,505
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (a)(e)	451	452
United Auto Credit Securitization Trust, Series 2024-1, Class B, 6.57% 6/10/2027 (a)(e)	1,051	1,054
United Auto Credit Securitization Trust, Series 2025-1, Class B, 5.05% 2/10/2028 (a)(e)	839	840
United Auto Credit Securitization Trust, Series 2024-1, Class C, 7.06% 10/10/2029 (a)(e)	1,560	1,571
United Auto Credit Securitization Trust, Series 2024-1, Class D, 8.30% 11/12/2029 (a)(e)	4,000	4,093
United Auto Credit Securitization Trust, Series 2025-1, Class C, 5.15% 6/10/2030 (a)(e)	1,046	1,049
Valley Stream Park CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.19%) 5.459% 1/20/2037 (a)(d)(e)	20,000	19,999
Verdant Receivables, LLC, Series 2024-1, Class C, 6.25% 12/12/2031 (a)(e)	210	218
Vibrant CLO, Ltd., Series 2021-12, Class BR, (3-month USD CME Term SOFR + 2.50%) 6.769% 4/20/2034 (a)(d)(e)	897	899
Vibrant CLO, Ltd., Series 2021-12, Class C1R, (3-month USD CME Term SOFR + 3.75%) 8.019% 4/20/2034 (a)(d)(e)	3,287	3,296
Voya CLO, Ltd., Series 2018-3, Class CR2, (3-month USD CME Term SOFR + 2.35%) 6.606% 10/15/2031 (a)(d)(e)	2,000	2,009
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028 (a)(e)	72	72
Westlake Automobile Receivables Trust, Series 2024-1, Class B, 5.55% 11/15/2027 (a)(e)	496	499
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 6.44% 12/15/2027 (a)(e)	1,603	1,611
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028 (a)(e)	177	177
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (a)(e)	2,509	2,515
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028 (a)(e)	412	415
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028 (a)(e)	483	490
Westlake Automobile Receivables Trust, Series 2023-1, Class D, 6.79% 11/15/2028 (a)(e)	1,207	1,234
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029 (a)(e)	521	527
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029 (a)(e)	269	276
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029 (a)(e)	2,010	2,052
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028 (a)(e)	4,470	4,488
		1,022,928
Municipals 1.69%
California 0.18%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.487% 6/1/2036	4,470	3,731
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.714% 6/1/2041	6,710	5,137
Municipal Fin. Auth., Community Facs. Dist. No. 2022-27 (City of Chula Vista - Sunbow), Special Tax Bonds, Series 2024-A-T, 7.25% 9/1/2039	2,275	2,252
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027	5,400	5,155
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 5/15/2030	6,450	5,765
Regents of the University of California, General Rev. Bonds, Series 2023-BR, 5.10% 5/15/2033	13,795	14,314
		36,354

33	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)
Florida 0.14%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 7/1/2025	USD15,075	$15,075
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	14,910	13,353
		28,428

Illinois 0.14%
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	555	547
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	2,645	2,455
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	960	900
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2017-A, 7.00% 12/1/2046 (e)	1,780	1,830
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	19,120	18,790
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 12/1/2044	100	100
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2017-A, Assured Guaranty insured, 0% 12/15/2056	13,690	2,601
		27,223

Massachusetts 0.16%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	30,470	31,340

New Jersey 0.01%
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2/15/2029	987	1,043

New York 0.28%
New York City GO Bonds, Fiscal 2025, Series 2025-H, 6.291% 2/1/2045	17,955	18,830
New York City GO Bonds, Fiscal 2025, Series 2025-H, 6.385% 2/1/2055	35,910	37,369
		56,199

Ohio 0.21%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	47,260	42,150

Puerto Rico 0.25%
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2017 (m)	60	33
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2018 (m)	145	79
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2018 (l)(m)	700	382
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, 5.50% 7/1/2020 (m)	90	49
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2021 (m)	1,415	773
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2021 (m)	2,000	1,093
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2023 (m)	140	76
Electric Power Auth., Power Rev. Bonds, Series 2010-DDD, 5.00% 7/1/2023 (m)	1,595	871
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2024 (m)	550	300
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.625% 7/1/2025 (m)	65	36
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.75% 7/1/2026 (m)	80	44
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2026 (m)	45	25
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 7/1/2026 (m)	155	85
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 7/1/2026 (m)	2,975	1,633
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.75% 7/1/2027 (m)	485	266
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.80% 7/1/2028 (m)	1,680	922
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.00% 7/1/2028 (m)	425	233
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032 (m)	1,240	680
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.25% 7/1/2033 (m)	4,650	2,552
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 6.75% 7/1/2036 (m)	490	269
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2037 (m)	495	272
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2040 (m)	2,640	1,449
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042 (m)	825	453
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, Assured Guaranty insured, 3.469% 7/1/2017 (m)	4,630	2,529
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 3.625% 7/1/2021 (m)	20	11
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021 (m)	525	287

American Funds Strategic Bond Fund	34

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)
Puerto Rico (continued)
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2022 (m)	USD4,865	$2,658
Electric Power Auth., Power Rev. Ref. Bonds, Series 2008-WW, 5.50% 7/1/2038 (m)	1,795	985
GO Restructured Bonds, Series 2022-A-1, 5.375% 7/1/2025	634	634
GO Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2027	1,264	1,301
GO Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2029	1,243	1,312
GO Restructured Bonds, Series 2022-A-1, 5.75% 7/1/2031	1,207	1,303
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2033	1,145	1,118
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2035	1,029	992
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037	883	842
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	1,201	1,068
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2046	1,249	1,069
GO Restructured Bonds, CAB, Series 2022-A-1, 0% 7/1/2033	1,473	1,020
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (d)	4,724	2,911
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2046	50,777	16,177
		48,792

Texas 0.04%
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043 (e)(m)	11,717	8,788

Washington 0.12%
Econ. Dev. Fin. Auth., Environmental Facs. Rev. Bonds (North Pacific Paper Co. Recycling Project), Series 2020-B, 9.00% 12/1/2036 (e)	23,800	24,606

Wisconsin 0.16%
Public Fin. Auth., Certs. of Part. (Legacy Hills Capital Recovery Fee Projects), Series 2021, 0% 12/17/2061	11,375	11,375
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	21,630	21,155
		32,530
Total municipals		337,453
Supranational debt 0.33%
Financials 0.33%
European Union 3.75% 10/12/2045	EUR54,590	64,531
Federal agency bonds & notes 0.27%
Fannie Mae 0.875% 8/5/2030	USD19,166	16,578
Korea Housing Finance Corp. 4.625% 2/24/2028 (e)	14,900	15,057
Tennessee Valley Authority 4.375% 8/1/2034	23,053	22,892
		54,527
Total bonds, notes & other debt instruments (cost: $19,514,841,000)		19,015,411
Convertible bonds & notes 0.04%
Information technology 0.04%
MicroStrategy, Inc., convertible notes, 0% 12/1/2029 (e)	9,268	8,791
Total convertible bonds & notes (cost: $7,650,000)		8,791
Common stocks 0.02%	Shares
Consumer discretionary 0.01%
Aimbridge Topco, LLC (g)(l)	37,845	2,849
Party City Holdco, Inc. (g)(l)	130,501	— (b)
Party City Holdco, Inc. (e)(g)(l)	1,303	— (b)
NMG Parent, LLC (g)(l)	967	— (b)
		2,849

35	American Funds Strategic Bond Fund

Common stocks (continued)	Shares	Value (000)
Energy 0.01%
New Fortress Energy, Inc., Class A (l)	327,772	$1,088

Health care 0.00%
Endo GUC Trust, Class A1 (e)(l)	314,185	175
Endo, Inc., 1L 7.50% Escrow (g)(l)	3,000,000	— (b)
Endo, Inc., 1L 6.875% Escrow (g)(l)	625,000	— (b)
Endo, Inc., 1L 6.125% Escrow (g)(l)	2,725,000	— (b)
		175
Total common stocks (cost: $8,975,000)		4,112
Short-term securities 10.29%
Money market investments 10.29%
Capital Group Central Cash Fund 4.35% (p)(q)	20,498,349	2,049,835
Total short-term securities (cost: $2,049,726,000)		2,049,835
Options purchased (equity style) 0.04%
Options purchased (equity style)*		7,492
Total options purchased (equity style) (cost: $21,465,000)		7,492
Total investment securities 105.84% (cost: $21,602,657,000)		21,085,641
Other assets less liabilities (5.84)%		(1,164,064)
Net assets 100.00%		$19,921,577
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2025 (000)
Call
3 Month SOFR Futures Options	24,236	9/12/2025	USD97.00	USD6,059,000	$909
3 Month SOFR Futures Options	31,942	9/12/2025	98.00	7,985,500	599
3 Month SOFR Futures Options	4,614	12/12/2025	96.50	1,153,500	1,846
3 Month SOFR Futures Options	4,614	12/12/2025	97.00	1,153,500	836
3 Month SOFR Futures Options	4,615	12/12/2025	97.50	1,153,750	461
3 Month SOFR Futures Options	215	12/11/2026	98.00	53,750	86
					$4,737
Put
3 Month SOFR Futures Options	110,201	12/12/2025	USD95.69	USD27,550,250	$2,755
					$7,492
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
3 Month Euro EURIBOR Futures	Short	6,917	9/15/2025	USD(1,998,471)	$(4,962)
3 Month SOFR Futures	Long	50,445	9/17/2025	12,064,552	(20,889)
3 Month SOFR Futures	Long	11,650	12/17/2025	2,795,709	(4,470)
3 Month SOFR Futures	Short	4,040	3/18/2026	(972,933)	(832)

American Funds Strategic Bond Fund	36

Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
3 Month SOFR Futures	Short	2,373	6/17/2026	USD(573,080)	$390
2 Year U.S. Treasury Note Futures	Long	67,952	10/3/2025	14,135,609	45,876
5 Year Euro-Bobl Futures	Short	2,829	9/10/2025	(392,159)	946
5 Year U.S. Treasury Note Futures	Long	9,516	10/3/2025	1,037,244	9,876
10 Year Euro-Bund Futures	Long	5,526	9/10/2025	847,192	(746)
10 Year French Government Bond Futures	Short	1,977	9/10/2025	(288,399)	1,012
10 Year Italy Government Bond Futures	Short	7,844	9/10/2025	(1,118,021)	(3,290)
10 Year Japanese Government Bond Futures	Short	1,519	9/22/2025	(1,466,417)	(4,976)
10 Year U.S. Treasury Note Futures	Short	2,516	9/30/2025	(282,107)	(44)
10 Year Ultra U.S. Treasury Note Futures	Short	17,400	9/30/2025	(1,988,222)	(42,565)
20 Year U.S. Treasury Bond Futures	Long	5,584	9/30/2025	644,778	22,597
30 Year Euro-Buxl Futures	Short	2,074	9/10/2025	(290,090)	2,502
30 Year Ultra U.S. Treasury Bond Futures	Long	243	9/30/2025	28,947	266
					$691
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Currency purchased (000)		Currency sold (000)
GBP	242,211	USD	326,649	Morgan Stanley	7/1/2025	$5,823
USD	332,275	GBP	242,211	Morgan Stanley	7/1/2025	(198)
EUR	28,264	USD	32,215	Morgan Stanley	7/2/2025	1,083
USD	32,665	EUR	28,264	Morgan Stanley	7/2/2025	(633)
USD	2,186	JPY	312,008	UBS AG	7/10/2025	17
INR	26,093,560	USD	302,106	HSBC Bank	7/14/2025	2,155
AUD	376,411	USD	246,604	Citibank	7/14/2025	1,194
CLP	74,789,700	USD	79,745	Morgan Stanley	7/14/2025	534
USD	8,382	INR	720,000	Standard Chartered Bank	7/14/2025	(13)
USD	28,100	PLN	103,432	JPMorgan Chase	7/14/2025	(587)
USD	196,333	SEK	1,874,238	BNP Paribas	7/14/2025	(1,960)
PHP	11,315,918	USD	203,257	Citibank	7/14/2025	(2,390)
USD	233,629	BRL	1,326,267	Citibank	7/14/2025	(9,611)
USD	192,469	THB	6,271,592	Citibank	7/15/2025	(1,009)
USD	406,020	CAD	555,362	Bank of New York Mellon	7/15/2025	(2,147)
USD	51,022	ZAR	906,875	Goldman Sachs	7/16/2025	(137)
USD	6,975	EUR	6,064	Bank of America	7/16/2025	(176)
JPY	1,831,000	EUR	11,030	JPMorgan Chase	7/16/2025	(268)
COP	421,905,000	USD	99,949	Morgan Stanley	7/18/2025	3,050
KRW	137,353,737	USD	100,407	Citibank	7/18/2025	1,224
USD	180,028	JPY	25,964,383	Citibank	7/18/2025	(666)
USD	67,780	BRL	379,123	Citibank	7/18/2025	(1,679)
USD	3,424	SEK	32,500	Morgan Stanley	7/21/2025	(17)
USD	302,669	CNH	2,170,666	HSBC Bank	7/21/2025	(1,099)
USD	220,583	THB	7,195,964	Citibank	7/21/2025	(1,494)
USD	204,923	EUR	177,096	Morgan Stanley	7/21/2025	(4,002)
USD	281,884	PLN	1,031,549	Citibank	7/21/2025	(4,155)
EUR	4,951	MXN	110,000	Goldman Sachs	7/28/2025	1
USD	51,937	JPY	7,537,791	UBS AG	7/28/2025	(587)
USD	124,823	MXN	2,378,864	Morgan Stanley	7/28/2025	(1,548)
USD	2,339	SGD	2,972	Bank of America	8/6/2025	(5)
USD	2,339	SGD	2,973	Bank of America	8/6/2025	(5)
USD	8,594	EUR	7,380	UBS AG	8/6/2025	(122)
GBP	242,211	USD	332,345	Morgan Stanley	8/11/2025	206
						$(19,221)

37	American Funds Strategic Bond Fund

Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
5.018%	Annual	SOFR	Annual	10/2/2025	USD288,880	$412	$—	$412
(0.445)%	Annual	6-month EURIBOR	Semi-annual	12/3/2025	EUR448,100	(5,631)	—	(5,631)
(0.452)%	Annual	6-month EURIBOR	Semi-annual	12/3/2025	448,100	(5,646)	—	(5,646)
4.2045%	Annual	SOFR	Annual	1/10/2026	USD19,369	— (b)	—	— (b)
4.2035%	Annual	SOFR	Annual	1/10/2026	371,166	(11)	—	(11)
4.184%	Annual	SOFR	Annual	1/10/2026	371,166	(49)	—	(49)
4.568%	Annual	SOFR	Annual	3/1/2026	1,293,850	3,935	—	3,935
4.56%	Annual	SOFR	Annual	3/1/2026	1,316,500	3,935	—	3,935
4.28066%	Annual	SOFR	Annual	3/31/2026	1,038,500	1,815	—	1,815
4.26959%	Annual	SOFR	Annual	3/31/2026	503,400	839	—	839
4.659%	Annual	SOFR	Annual	5/17/2026	2,287,900	13,993	—	13,993
SOFR	Annual	4.5265%	Annual	6/18/2026	575,078	(3,455)	—	(3,455)
SOFR	Annual	4.528%	Annual	6/18/2026	574,958	(3,462)	—	(3,462)
SOFR	Annual	4.5335%	Annual	6/18/2026	1,149,965	(6,984)	—	(6,984)
TONAR	Annual	(0.01246731)%	Annual	10/1/2026	JPY1,442,100	82	—	82
3.53%	Annual	SOFR	Annual	1/23/2027	USD719,100	(888)	—	(888)
3.5405%	Annual	SOFR	Annual	1/23/2027	990,100	(1,066)	—	(1,066)
3.535%	Annual	SOFR	Annual	1/23/2027	1,289,500	(1,496)	—	(1,496)
3.481%	Annual	SOFR	Annual	1/29/2027	537,700	(1,036)	—	(1,036)
3.4615%	Annual	SOFR	Annual	1/29/2027	1,075,400	(2,391)	—	(2,391)
SOFR	Annual	4.186%	Annual	2/18/2027	2,391,850	(22,496)	—	(22,496)
3.7645%	Annual	SOFR	Annual	2/20/2027	1,124,350	3,197	—	3,197
3.761%	Annual	SOFR	Annual	2/20/2027	562,850	1,569	—	1,569
2.578%	Semi-annual	Bank of Canada Overnight Repo	Semi-annual	6/17/2027	CAD1,808,700	2,926	—	2,926
2.602%	Semi-annual	Bank of Canada Overnight Repo	Semi-annual	6/18/2027	125,770	246	—	246
1.988%	Annual	6-month EURIBOR	Semi-annual	6/27/2027	EUR1,211,700	(166)	—	(166)
3.6475%	Annual	SOFR	Annual	2/27/2028	USD1,407,200	12,258	—	12,258
TONAR	Annual	0.71306%	Annual	4/9/2028	JPY107,113,604	1,589	—	1,589
TONAR	Annual	0.715%	Annual	4/9/2028	107,113,604	1,575	—	1,575
TONAR	Annual	0.73%	Annual	4/19/2028	44,375,636	612	—	612
TONAR	Annual	0.73%	Annual	4/21/2028	32,899,178	454	—	454
U.S. EFFR	Annual	2.438%	Annual	1/11/2029	USD44,000	1,333	—	1,333
SOFR	Annual	3.528%	Annual	1/29/2030	192,800	(913)	—	(913)
SOFR	Annual	3.529%	Annual	1/29/2030	236,000	(1,127)	—	(1,127)
SOFR	Annual	3.5485%	Annual	1/29/2030	256,250	(1,434)	—	(1,434)
3.18%	Annual	SOFR	Annual	4/17/2030	166,100	(1,769)	—	(1,769)
3.275%	Annual	SOFR	Annual	4/18/2030	83,050	(538)	—	(538)
3.353%	Annual	SOFR	Annual	4/19/2030	83,050	(252)	—	(252)
3.342%	Annual	SOFR	Annual	4/19/2030	83,050	(293)	—	(293)
3.344%	Annual	SOFR	Annual	4/20/2030	83,100	(288)	—	(288)
3.128%	Annual	SOFR	Annual	4/28/2030	83,100	(1,086)	—	(1,086)
3.285%	Annual	SOFR	Annual	5/1/2030	83,100	(509)	—	(509)
3.259%	Annual	SOFR	Annual	5/1/2030	83,150	(605)	—	(605)
3.186%	Annual	SOFR	Annual	5/9/2030	83,150	(880)	—	(880)
3.215%	Annual	SOFR	Annual	5/10/2030	166,300	(1,546)	—	(1,546)
3.945%	Annual	6-month NOK-NIBOR	Semi-annual	5/14/2030	NOK1,386,000	1,189	—	1,189
3.95%	Annual	6-month NOK-NIBOR	Semi-annual	5/14/2030	693,000	610	—	610
6-month EURIBOR	Semi-annual	2.2862%	Annual	5/14/2030	EUR56,030	(90)	—	(90)
6-month EURIBOR	Semi-annual	2.2892%	Annual	5/14/2030	56,030	(99)	—	(99)
6-month EURIBOR	Semi-annual	2.2967%	Annual	5/14/2030	56,030	(122)	—	(122)
4.0315%	Annual	6-month NOK-NIBOR	Semi-annual	5/16/2030	NOK1,386,100	1,698	—	1,698
4.045%	Annual	6-month NOK-NIBOR	Semi-annual	5/16/2030	693,000	890	—	890
6-month EURIBOR	Semi-annual	2.3102%	Annual	5/16/2030	EUR56,720	(155)	—	(155)
6-month EURIBOR	Semi-annual	2.3207%	Annual	5/16/2030	56,720	(187)	—	(187)
6-month EURIBOR	Semi-annual	2.3262%	Annual	5/16/2030	56,720	(204)	—	(204)
4.0485%	Annual	6-month NOK-NIBOR	Semi-annual	5/19/2030	NOK1,386,000	1,798	—	1,798
6-month EURIBOR	Semi-annual	2.3267%	Annual	5/19/2030	EUR56,500	(201)	—	(201)

American Funds Strategic Bond Fund	38

Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
6-month EURIBOR	Semi-annual	2.3327%	Annual	5/19/2030	EUR56,500	$(219)	$—	$(219)
3.29%	Annual	SOFR	Annual	5/19/2030	USD199,300	(1,201)	—	(1,201)
2.2308%	Annual	6-month EURIBOR	Semi-annual	6/26/2030	EUR190,140	(307)	—	(307)
6-month NOK-NIBOR	Semi-annual	3.83%	Annual	6/26/2030	NOK2,330,510	(1,029)	—	(1,029)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	USD153,800	20,576	—	20,576
Overnight MXN-F-TIIE	28-day	8.83%	28-day	1/27/2031	MXN744,450	(1,967)	—	(1,967)
SOFR	Annual	3.10%	Annual	6/20/2033	USD90,300	3,040	—	3,040
SOFR	Annual	3.175%	Annual	2/1/2038	10,350	598	—	598
3.095%	Annual	SOFR	Annual	9/27/2048	13,750	(1,832)	—	(1,832)
U.S. EFFR	Annual	0.6193%	Annual	4/6/2050	12,600	6,568	—	6,568
U.S. EFFR	Annual	0.60602%	Annual	4/6/2050	5,800	3,036	—	3,036
U.S. EFFR	Annual	0.616917%	Annual	4/6/2050	5,200	2,713	—	2,713
SOFR	Annual	3.01413%	Annual	1/12/2053	118,924	18,486	—	18,486
SOFR	Annual	3.02%	Annual	1/12/2053	118,900	18,365	—	18,365
SOFR	Annual	2.974%	Annual	4/17/2053	52,200	8,486	—	8,486
SOFR	Annual	3.044%	Annual	4/18/2053	52,700	7,944	—	7,944
SOFR	Annual	3.0875%	Annual	4/19/2053	52,600	7,542	—	7,542
SOFR	Annual	3.1035%	Annual	4/19/2053	52,500	7,385	—	7,385
SOFR	Annual	3.0895%	Annual	4/20/2053	52,600	7,524	—	7,524
SOFR	Annual	2.9405%	Annual	4/28/2053	52,500	8,835	—	8,835
SOFR	Annual	3.0535%	Annual	5/1/2053	105,100	15,676	—	15,676
SOFR	Annual	3.085%	Annual	5/9/2053	53,100	7,638	—	7,638
SOFR	Annual	3.1135%	Annual	5/10/2053	52,800	7,340	—	7,340
SOFR	Annual	3.1605%	Annual	5/19/2053	63,500	8,322	—	8,322
SOFR	Annual	3.6815%	Annual	2/20/2054	197,000	8,309	—	8,309
SOFR	Annual	3.6765%	Annual	2/20/2054	102,692	4,420	—	4,420
SOFR	Annual	3.7205%	Annual	2/21/2054	164,416	5,831	—	5,831
SOFR	Annual	3.6745%	Annual	2/28/2054	114,450	4,962	—	4,962
						$166,921	$—	$166,921
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
12%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL1,114,636	$(6,692)	$—	$(6,692)
12.03167%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	1,794,083	(10,513)	—	(10,513)
11.49%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	3,611,800	(29,802)	—	(29,802)
12.4875%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	138,150	(501)	—	(501)
12.515%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	200,823	(689)	—	(689)
12.36%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	171,042	(779)	—	(779)
12.5%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	276,000	(974)	—	(974)
12.30585%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	1,626,930	(8,063)	—	(8,063)
							$(58,013)	$—	$(58,013)

39	American Funds Strategic Bond Fund

Swap contracts (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD1,339,537	$(29,614)	$(25,674)	$(3,940)
CDX.NA.HY.44	5.00%	Quarterly	6/20/2030	3,789,637	(284,446)	(199,070)	(85,376)
					$(314,060)	$(224,744)	$(89,316)
Investments in affiliates (q)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 10.29%
Money market investments 10.29%
Capital Group Central Cash Fund 4.35% (p)	$790,455	$4,459,995	$3,200,383	$(239)	$7	$2,049,835	$32,542
Restricted securities (i)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/22/2026) (f)(j)	6/23/2023-3/24/2025	$10,518	$10,876	0.05%
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/23/2026) (f)(j)	10/22/2024-3/24/2025	1,467	1,530	0.01
Modec Finance BV 7.84% 7/15/2026 (g)	7/28/2023	9,000	9,104	0.05
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (d)(h)	9/13/2023	2,833	2,900	0.01
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (d)(h)	9/13/2023-6/13/2025	60	60	0.00 (r)
Total		$23,878	$24,470	0.12%

American Funds Strategic Bond Fund	40

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)	Amount less than one thousand.
(c)	Represents securities transacted on a TBA basis.
(d)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(e)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,234,731,000, which represented 21.26% of the net assets of the fund.

(f)	Step bond; coupon rate may change at a later date.
(g)	Value determined using significant unobservable inputs.
(h)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $52,848,000, which represented 0.27% of the net assets of the fund.

(i)
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $24,470,000, which represented 0.12% of the net assets of the fund.

(j)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(k)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(l)	Security did not produce income during the last 12 months.
(m)	Scheduled interest and/or principal payment was not received.
(n)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $605,767,000, which represented 3.04% of the net assets of the fund.
(o)	Index-linked bond whose principal amount moves with a government price index.
(p)	Rate represents the seven-day yield at 6/30/2025.
(q)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(r)	Amount less than 0.01%.

Key to abbreviation(s)
AMT = Alternative Minimum Tax
Assn. = Association
AUD = Australian dollars
Auth. = Authority
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAB = Capital Appreciation Bonds
CAD = Canadian dollars
Certs. = Certificates
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
COP = Colombian pesos
DAC = Designated Activity Company
Dev. = Development
Dist. = District
Econ. = Economic
EFFR = Effective Federal Funds Rate
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
F-TIIE = Funding Equilibrium Interbank Interest Rate

GBP = British pounds
GO = General Obligation
ICE = Intercontinental Exchange, Inc.
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
NIBOR = Norwegian Interbank Offered Rate
NOK = Norwegian kroner
Part. = Participation
PHP = Philippine pesos
PIK = Payment In Kind
PLN = Polish zloty
Ref. = Refunding
Rev. = Revenue
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
TBA = To be announced
THB = Thai baht
TONAR = Tokyo Overnight Average Rate
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand
Refer to the notes to financial statements.

41	American Funds Strategic Bond Fund

Financial statements
Statement of assets and liabilities at June 30, 2025unaudited

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $19,552,931)	$19,035,806
Affiliated issuers (cost: $2,049,726)	2,049,835	$21,085,641
Cash		201,483
Cash collateral pledged for forward currency contracts		6,900
Cash collateral pledged for swap contracts		3,102
Cash denominated in currencies other than U.S. dollars (cost: $538)		538
Unrealized appreciation on open forward currency contracts		15,287
Unrealized appreciation on unfunded commitments*		2
Receivables for:
Sales of investments	1,067,847
Sales of fund’s shares	24,756
Dividends and interest	180,579
Variation margin on futures contracts	20,068
Variation margin on centrally cleared swap contracts	18,230
Other	565	1,312,045
		22,624,998
Liabilities:
Unrealized depreciation on open forward currency contracts		34,508
Bilateral swaps, at value		58,013
Payables for:
Purchases of investments	2,536,963
Repurchases of fund’s shares	16,296
Investment advisory services	4,365
Services provided by related parties	1,908
Trustees’ deferred compensation	104
Variation margin on futures contracts	12,603
Variation margin on centrally cleared swap contracts	38,543
Other	118	2,610,900
Commitments and contingencies*
Net assets at June 30, 2025		$19,921,577
Net assets consist of:
Capital paid in on shares of beneficial interest		$21,987,233
Total distributable earnings (accumulated loss)		(2,065,656)
Net assets at June 30, 2025		$19,921,577
*
Refer to Note 5 for further information on unfunded commitments.
Refer to the notes to financial statements.

American Funds Strategic Bond Fund	42

Financial statements (continued)
Statement of assets and liabilities at June 30, 2025 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,141,542 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$2,702,211	290,731	$9.29
Class C	68,849	7,450	9.24
Class T	9	1	9.30
Class F-1	64,692	6,963	9.29
Class F-2	7,246,529	779,129	9.30
Class F-3	2,094,337	225,272	9.30
Class 529-A	90,552	9,751	9.29
Class 529-C	4,098	443	9.25
Class 529-E	2,460	265	9.29
Class 529-T	12	1	9.31
Class 529-F-1	10	1	9.29
Class 529-F-2	28,093	3,022	9.30
Class 529-F-3	10	1	9.30
Class R-1	2,424	261	9.29
Class R-2	6,381	689	9.26
Class R-2E	1,858	200	9.28
Class R-3	18,909	2,039	9.27
Class R-4	17,446	1,879	9.29
Class R-5E	4,366	469	9.30
Class R-5	15,787	1,696	9.31
Class R-6	7,552,544	811,279	9.31

Refer to the notes to financial statements.

43	American Funds Strategic Bond Fund

Financial statements (continued)
Statement of operations for the six months ended June 30, 2025unaudited

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers (net of non-U.S. taxes of $90)	$528,428
Dividends from affiliated issuers	32,542	$560,970
Fees and expenses*:
Investment advisory services	26,117
Distribution services	4,626
Transfer agent services	5,659
Administrative services	2,894
529 plan services	33
Reports to shareholders	303
Registration statement and prospectus	563
Trustees’ compensation	40
Auditing and legal	22
Custodian	115
Other	29	40,401
Net investment income		520,569
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $2,498):
Unaffiliated issuers	(101,534)
Affiliated issuers	(239)
Options written	5,880
Futures contracts	111,976
Forward currency contracts	35,453
Swap contracts	51,356
Currency transactions	(7,717)	95,175
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $57):
Unaffiliated issuers	348,635
Affiliated issuers	7
Futures contracts	92,874
Forward currency contracts	(1,728)
Swap contracts	50,010
Currency translations	1,261	491,059
Net realized gain (loss) and unrealized appreciation (depreciation)		586,234
Net increase (decrease) in net assets resulting from operations		$1,106,803
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

American Funds Strategic Bond Fund	44

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended June 30,	Year ended December 31,
	2025*	2024

Operations:
Net investment income	$520,569	$1,028,010
Net realized gain (loss)	95,175	(898,119)
Net unrealized appreciation (depreciation)	491,059	(155,007)
Net increase (decrease) in net assets resulting from operations	1,106,803	(25,116)
Distributions paid to shareholders:
Distributions	(378,176)	(260,057)
Return of capital	—	(373,751)
Total distributions paid and return of capital paid to shareholders	(378,176)	(633,808)
Net capital share transactions	96,227	1,678,332
Total increase (decrease) in net assets	824,854	1,019,408
Net assets:
Beginning of period	19,096,723	18,077,315
End of period	$19,921,577	$19,096,723
*
Unaudited.
Refer to the notes to financial statements.

45	American Funds Strategic Bond Fund

Notes to financial statementsunaudited
1. Organization

American Funds Strategic Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide maximum total return consistent with preservation of capital.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 3.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

American Funds Strategic Bond Fund	46

Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date. The fund may deem a portion of the income dividends and/or capital gain distributions as a return of capital for tax purposes.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“the ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

47	American Funds Strategic Bond Fund

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

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Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of June 30, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$7,089,109	$55,116	$7,144,225
Corporate bonds, notes & loans	—	6,263,721	15,365	6,279,086
U.S. Treasury bonds & notes	—	2,865,088	—	2,865,088
Bonds & notes of governments & government agencies outside the U.S.	—	1,247,573	—	1,247,573
Asset-backed obligations	—	1,022,928	—	1,022,928
Municipals	—	337,453	—	337,453
Supranational debt	—	64,531	—	64,531
Federal agency bonds & notes	—	54,527	—	54,527
Convertible bonds & notes	—	8,791	—	8,791
Common stocks	1,088	175	2,849	4,112
Short-term securities	2,049,835	—	—	2,049,835
Options purchased on futures (equity style)	7,492	—	—	7,492
Total	$2,058,415	$18,953,896	$73,330	$21,085,641

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$83,465	$—	$—	$83,465
Unrealized appreciation on open forward currency contracts	—	15,287	—	15,287
Unrealized appreciation on centrally cleared interest rate swaps	—	240,551	—	240,551
Liabilities:
Unrealized depreciation on futures contracts	(82,774)	—	—	(82,774)
Unrealized depreciation on open forward currency contracts	—	(34,508)	—	(34,508)
Unrealized depreciation on centrally cleared interest rate swaps	—	(73,630)	—	(73,630)
Unrealized depreciation on bilateral interest rate swaps	—	(58,013)	—	(58,013)
Unrealized depreciation on centrally cleared credit default swaps	—	(89,316)	—	(89,316)
Total	$691	$371	$—	$1,062
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

49	American Funds Strategic Bond Fund

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities which may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.
Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

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Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.
Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

51	American Funds Strategic Bond Fund

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa.
Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

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5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
Unfunded Commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of June 30, 2025, the fund’s maximum exposure of unfunded bond commitments was $3,122,000, which would represent 0.02% of the net assets of the fund should such commitments become due. Unrealized appreciation of $2,000 is disclosed as unrealized appreciation on unfunded commitments in the fund’s statement of assets and liabilities and is included in net unrealized appreciation on investments in unaffiliated issuers in the fund’s statement of operations.
Option contracts — The fund has entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.

53	American Funds Strategic Bond Fund

Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statements of changes in net assets.
Option contracts can take different forms. The fund has entered into the following types of option contracts:
Options on futures — The fund has entered into options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. The average month-end notional amount of options on futures while held was $33,117,404,000.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $49,113,392,000.
Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $4,662,659,000.

American Funds Strategic Bond Fund	54

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $56,851,026,000.
Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

55	American Funds Strategic Bond Fund

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $6,611,674,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of option contracts, futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, June 30, 2025 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$7,492	Investment securities	$—
Futures	Interest	Unrealized appreciation*	83,465	Unrealized depreciation*	82,774
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	15,287	Unrealized depreciation on open forward currency contracts	34,508
Swap (centrally cleared)	Interest	Unrealized appreciation*	240,551	Unrealized depreciation*	73,630
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	58,013
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	89,316
			$346,795		$338,241

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(10,163)	Net unrealized appreciation (depreciation) on investments	$(11,655)
Options written (equity style)	Interest	Net realized gain (loss) on options written	5,880	Net unrealized appreciation (depreciation) on options written	—
Futures	Interest	Net realized gain (loss) on futures contracts	111,976	Net unrealized appreciation (depreciation) on futures contracts	92,874
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	35,453	Net unrealized appreciation (depreciation) on forward currency contracts	(1,728)
Swap	Interest	Net realized gain (loss) on swap contracts	60,255	Net unrealized appreciation (depreciation) on swap contracts	104,822
Swap	Credit	Net realized gain (loss) on swap contracts	(8,899)	Net unrealized appreciation (depreciation) on swap contracts	(54,812)
			$194,502		$129,501
*
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

American Funds Strategic Bond Fund	56

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of option contracts, futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts and bilateral interest rate swaps, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts and bilateral interest rate swaps, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.
The following table presents the fund’s forward currency contracts and bilateral interest rate swaps by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2025, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Citibank	$2,418	$ (2,418)	$ —	$ —	$ —
Goldman Sachs	1	(1)	—	—	—
HSBC Bank	2,155	(1,099)	—	(1,056)	—
Morgan Stanley	10,696	(6,398)	(4,298)	—	—
UBS AG	17	(17)	—	—	—
Total	$15,287	$ (9,933)	$ (4,298)	$ (1,056)	$ —
Liabilities:
Bank of America	$1,161	$ —	$ (1,161)	$ —	$ —
Bank of New York Mellon	2,147	—	(874)	—	1,273
Barclays Bank PLC	18,673	—	(18,673)	—	—
BNP Paribas	10,524	—	(10,524)	—	—
Citibank	21,004	(2,418)	(14,916)	—	3,670
Goldman Sachs	29,939	(1)	(27,551)	(2,387)	—
HSBC Bank	1,099	(1,099)	—	—	—
JPMorgan Chase	854	—	(681)	—	173
Morgan Stanley	6,398	(6,398)	—	—	—
Standard Chartered Bank	13	—	—	—	13
UBS AG	709	(17)	(290)	—	402
Total	$92,521	$ (9,933)	$ (74,670)	$ (2,387)	$5,531
*
Collateral is shown on a settlement basis.

57	American Funds Strategic Bond Fund

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended June 30, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2024, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Distributions in excess of ordinary income	$373,751
Capital loss carryforward[1]	(1,943,343)
1
The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
As of June 30, 2025, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$649,659
Gross unrealized depreciation on investments	(1,172,346)
Net unrealized appreciation (depreciation) on investments	(522,687)
Cost of investments	21,834,135

American Funds Strategic Bond Fund	58

Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income[2]	Long-term capital gains	Total distributions paid	Ordinary income	Return of capital	Total distributions paid
Class A	$47,630	$—	$47,630	$33,060	$47,514	$80,574
Class C	1,009	—	1,009	792	1,138	1,930
Class T	— [3]	—	— [3]	— [3]	— [3]	— [3]
Class F-1	1,183	—	1,183	1,088	1,564	2,652
Class F-2	136,024	—	136,024	91,991	132,208	224,199
Class F-3	41,503	—	41,503	34,127	49,048	83,175
Class 529-A	1,608	—	1,608	1,095	1,574	2,669
Class 529-C	59	—	59	48	68	116
Class 529-E	40	—	40	29	42	71
Class 529-T	— [3]	—	— [3]	— [3]	— [3]	— [3]
Class 529-F-1	— [3]	—	— [3]	— [3]	— [3]	— [3]
Class 529-F-2	530	—	530	354	509	863
Class 529-F-3	— [3]	—	— [3]	— [3]	— [3]	— [3]
Class R-1	35	—	35	20	29	49
Class R-2	95	—	95	67	96	163
Class R-2E	33	—	33	31	44	75
Class R-3	312	—	312	212	304	516
Class R-4	327	—	327	288	414	702
Class R-5E	104	—	104	79	114	193
Class R-5	305	—	305	166	239	405
Class R-6	147,379	—	147,379	96,610	138,846	235,456
Total	$378,176	$—	$378,176	$260,057	$373,751	$633,808
2
All or a portion of these amounts may later be determined as return of capital; the determination will be made at December 31, 2025.
3
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.280% on the first $15 billion of daily net assets and decreasing to 0.235% on such assets in excess of $17 billion. For the six months ended June 30, 2025, the investment advisory services fees were $26,117,000, which were equivalent to an annualized rate of 0.271% of average daily net assets.

59	American Funds Strategic Bond Fund

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2025, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended June 30, 2025, the 529 plan services fees were $33,000, which were equivalent to 0.054% of the average daily net assets of each 529 share class.

American Funds Strategic Bond Fund	60

For the six months ended June 30, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$3,945	$1,403	$394	Not applicable
Class C	353	38	11	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	83	45	10	Not applicable
Class F-2	Not applicable	4,050	1,040	Not applicable
Class F-3	Not applicable	7	313	Not applicable
Class 529-A	106	45	13	$24
Class 529-C	22	2	1	1
Class 529-E	6	— *	— *	1
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	5	4	7
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	12	1	— *	Not applicable
Class R-2	24	9	1	Not applicable
Class R-2E	6	2	— *	Not applicable
Class R-3	46	13	3	Not applicable
Class R-4	23	8	3	Not applicable
Class R-5E	Not applicable	4	1	Not applicable
Class R-5	Not applicable	4	2	Not applicable
Class R-6	Not applicable	23	1,098	Not applicable

Total class-specific expenses	$4,626	$5,659	$2,894	$33
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $40,000 in the fund’s statement of operations reflects $38,000 in current fees (either paid in cash or deferred) and a net increase of $2,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2025, the fund did not engage in any such purchase or sale transactions with any related funds.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2025.

61	American Funds Strategic Bond Fund

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class A	$242,486	26,460	$47,346	5,166	$(305,454)	(33,409)	$(15,622)	(1,783)
Class C	6,125	672	1,001	110	(15,175)	(1,672)	(8,049)	(890)
Class T	—	—	—	—	—	—	—	—
Class F-1	4,420	485	1,178	128	(15,982)	(1,751)	(10,384)	(1,138)
Class F-2	1,094,688	119,375	133,157	14,521	(1,110,589)	(121,323)	117,256	12,573
Class F-3	246,342	26,904	40,395	4,408	(411,399)	(44,945)	(124,662)	(13,633)
Class 529-A	9,697	1,062	1,606	175	(12,561)	(1,377)	(1,258)	(140)
Class 529-C	494	54	59	7	(1,324)	(146)	(771)	(85)
Class 529-E	211	23	40	4	(219)	(24)	32	3
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	3,857	420	530	58	(3,728)	(407)	659	71
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	139	15	35	4	(242)	(26)	(68)	(7)
Class R-2	582	64	94	10	(848)	(93)	(172)	(19)
Class R-2E	386	42	33	4	(802)	(88)	(383)	(42)
Class R-3	2,624	288	303	33	(3,086)	(337)	(159)	(16)
Class R-4	1,350	148	326	36	(5,616)	(615)	(3,940)	(431)
Class R-5E	712	78	104	11	(2,691)	(293)	(1,875)	(204)
Class R-5	5,156	564	302	33	(2,312)	(252)	3,146	345
Class R-6	323,662	35,557	146,941	16,006	(328,126)	(35,610)	142,477	15,953
Total net increase (decrease)	$1,942,931	212,211	$373,450	40,714	$(2,220,154)	(242,368)	$96,227	10,557
Refer to the end of the table(s) for footnote(s).

American Funds Strategic Bond Fund	62

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class A	$617,541	67,447	$79,726	8,765	$(719,000)	(78,801)	$(21,733)	(2,589)
Class C	13,847	1,517	1,919	212	(34,550)	(3,811)	(18,784)	(2,082)
Class T	—	—	—	—	—	—	—	—
Class F-1	15,245	1,668	2,639	290	(128,823)	(14,154)	(110,939)	(12,196)
Class F-2	3,818,656	420,325	219,296	24,083	(2,579,468)	(282,585)	1,458,484	161,823
Class F-3	664,378	72,704	80,402	8,843	(1,341,929)	(147,084)	(597,149)	(65,537)
Class 529-A	24,837	2,713	2,666	294	(20,970)	(2,295)	6,533	712
Class 529-C	2,104	231	116	13	(3,021)	(331)	(801)	(87)
Class 529-E	360	39	71	8	(745)	(80)	(314)	(33)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	8,260	904	862	95	(9,677)	(1,060)	(555)	(61)
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	1,158	129	49	5	(162)	(18)	1,045	116
Class R-2	2,334	257	162	18	(2,555)	(282)	(59)	(7)
Class R-2E	650	71	75	8	(2,024)	(220)	(1,299)	(141)
Class R-3	4,994	545	510	56	(4,820)	(531)	684	70
Class R-4	5,161	566	702	77	(9,110)	(1,000)	(3,247)	(357)
Class R-5E	2,216	242	191	21	(2,052)	(226)	355	37
Class R-5	4,975	546	401	44	(4,316)	(472)	1,060	118
Class R-6	1,153,637	126,471	234,736	25,773	(423,322)	(46,189)	965,051	106,055
Total net increase (decrease)	$6,340,353	696,375	$624,523	68,605	$(5,286,544)	(579,139)	$1,678,332	185,841
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $20,275,155,000 and $20,723,234,000, respectively, during the six months ended June 30, 2025.

63	American Funds Strategic Bond Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends, distributions and return of capital
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
6/30/2025[5,6]	$8.95	$.23	$.28	$.51	$(.17 )	$—	$—	$(.17 )	$9.29	5.56%[7]	$2,702	.72%[8]	.72%[8]	5.10%[8]
12/31/2024	9.29	.46	(.53 )	(.07 )	(.11 )	—	(.16 )	(.27 )	8.95	(.60 )	2,619.72		.72	5.06
12/31/2023	9.42	.40	(.26 )	.14	(.17 )	—	(.10 )	(.27 )	9.29	1.52	2,741.73		.73	4.30
12/31/2022	11.36	.39	(1.83)	(1.44)	(.49 )	—	(.01 )	(.50 )	9.42	(12.72)	2,364.73		.73	3.78
12/31/2021	11.68	.28	(.40 )	(.12 )	(.20 )	—	—	(.20 )	11.36	(1.13)	2,224.75		.75	2.45
12/31/2020	10.28	.15	1.70	1.85	(.22 )	(.23 )	—	(.45 )	11.68	18.09	1,681.85		.83	1.33
Class C:
6/30/2025[5,6]	8.90	.20	.27	.47	(.13 )	—	—	(.13 )	9.24	5.33 [7]	69	1.42 [8]	1.42 [8]	4.39 [8]
12/31/2024	9.23	.40	(.52 )	(.12 )	(.09 )	—	(.12 )	(.21 )	8.90	(1.33)	74	1.42	1.42	4.36
12/31/2023	9.36	.33	(.25 )	.08	(.13 )	—	(.08 )	(.21 )	9.23	.82	96	1.43	1.43	3.59
12/31/2022	11.30	.31	(1.82)	(1.51)	(.42 )	—	(.01 )	(.43 )	9.36	(13.41)	90	1.43	1.43	3.05
12/31/2021	11.61	.19	(.39 )	(.20 )	(.11 )	—	—	(.11 )	11.30	(1.77)	108	1.46	1.45	1.70
12/31/2020	10.23	.07	1.69	1.76	(.15 )	(.23 )	—	(.38 )	11.61	17.16	125	1.54	1.53	.62
Class T:
6/30/2025[5,6]	8.96	.25	.27	.52	(.18 )	—	—	(.18 )	9.30	5.82 [7,9]	— [10]	.43 [8,9]	.43 [8,9]	5.40 [8,9]
12/31/2024	9.29	.49	(.52 )	(.03 )	(.12 )	—	(.18 )	(.30 )	8.96	(.31 )[9]	— [10]	.42 [9]	.42 [9]	5.39 [9]
12/31/2023	9.42	.43	(.26 )	.17	(.19 )	—	(.11 )	(.30 )	9.29	1.88 [9]	— [10]	.37 [9]	.37 [9]	4.63 [9]
12/31/2022	11.36	.42	(1.83)	(1.41)	(.52 )	—	(.01 )	(.53 )	9.42	(12.55)[9]	— [10]	.43 [9]	.43 [9]	4.06 [9]
12/31/2021	11.69	.31	(.41 )	(.10 )	(.23 )	—	—	(.23 )	11.36	(.85 )[9]	— [10]	.46 [9]	.45 [9]	2.70 [9]
12/31/2020	10.28	.18	1.71	1.89	(.25 )	(.23 )	—	(.48 )	11.69	18.37 [9]	— [10]	.58 [9]	.56 [9]	1.61 [9]
Class F-1:
6/30/2025[5,6]	8.95	.23	.28	.51	(.17 )	—	—	(.17 )	9.29	5.68 [7]	65	.70 [8]	.70 [8]	5.12 [8]
12/31/2024	9.28	.46	(.52 )	(.06 )	(.11 )	—	(.16 )	(.27 )	8.95	(.64 )	73.70		.70	5.04
12/31/2023	9.41	.40	(.26 )	.14	(.17 )	—	(.10 )	(.27 )	9.28	1.63	188.70		.70	4.29
12/31/2022	11.34	.39	(1.81)	(1.42)	(.50 )	—	(.01 )	(.51 )	9.41	(12.82)	288.71		.71	3.78
12/31/2021	11.66	.28	(.40 )	(.12 )	(.20 )	—	—	(.20 )	11.34	(1.04)	323.74		.73	2.45
12/31/2020	10.28	.15	1.69	1.84	(.23 )	(.23 )	—	(.46 )	11.66	18.02	289.79		.78	1.30
Class F-2:
6/30/2025[5,6]	8.96	.24	.28	.52	(.18 )	—	—	(.18 )	9.30	5.82 [7]	7,247	.43 [8]	.43 [8]	5.39 [8]
12/31/2024	9.29	.49	(.52 )	(.03 )	(.12 )	—	(.18 )	(.30 )	8.96	(.30 )	6,868.42		.42	5.37
12/31/2023	9.42	.43	(.26 )	.17	(.19 )	—	(.11 )	(.30 )	9.29	1.82	5,620.42		.42	4.61
12/31/2022	11.36	.42	(1.83)	(1.41)	(.52 )	—	(.01 )	(.53 )	9.42	(12.55)	4,992.44		.44	4.09
12/31/2021	11.68	.32	(.41 )	(.09 )	(.23 )	—	—	(.23 )	11.36	(.77 )	3,056.47		.46	2.78
12/31/2020	10.28	.19	1.69	1.88	(.25 )	(.23 )	—	(.48 )	11.68	18.31	1,680.53		.52	1.58
Class F-3:
6/30/2025[5,6]	8.96	.25	.27	.52	(.18 )	—	—	(.18 )	9.30	5.88 [7]	2,094	.31 [8]	.31 [8]	5.50 [8]
12/31/2024	9.29	.50	(.52 )	(.02 )	(.13 )	—	(.18 )	(.31 )	8.96	(.20 )	2,140.32		.32	5.47
12/31/2023	9.42	.44	(.26 )	.18	(.19 )	—	(.12 )	(.31 )	9.29	1.93	2,828.32		.32	4.73
12/31/2022	11.36	.43	(1.83)	(1.40)	(.53 )	—	(.01 )	(.54 )	9.42	(12.46)	2,188.33		.33	4.21
12/31/2021	11.68	.33	(.41 )	(.08 )	(.24 )	—	—	(.24 )	11.36	(.67 )	1,179.37		.36	2.89
12/31/2020	10.28	.20	1.69	1.89	(.26 )	(.23 )	—	(.49 )	11.68	18.51	549.45		.44	1.69
Class 529-A:
6/30/2025[5,6]	8.95	.23	.28	.51	(.17 )	—	—	(.17 )	9.29	5.69 [7]	91	.70 [8]	.70 [8]	5.11 [8]
12/31/2024	9.28	.46	(.52 )	(.06 )	(.11 )	—	(.16 )	(.27 )	8.95	(.59 )	89.71		.71	5.07
12/31/2023	9.41	.40	(.26 )	.14	(.17 )	—	(.10 )	(.27 )	9.28	1.53	85.72		.72	4.31
12/31/2022	11.35	.39	(1.83)	(1.44)	(.49 )	—	(.01 )	(.50 )	9.41	(12.74)	77.72		.72	3.79
12/31/2021	11.67	.28	(.40 )	(.12 )	(.20 )	—	—	(.20 )	11.35	(1.13)	83.75		.74	2.45
12/31/2020	10.27	.15	1.70	1.85	(.22 )	(.23 )	—	(.45 )	11.67	18.13	69.84		.82	1.35
Refer to the end of the table(s) for footnote(s).

American Funds Strategic Bond Fund	64

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends, distributions and return of capital
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
6/30/2025[5,6]	$8.91	$.20	$.27	$.47	$(.13 )	$—	$—	$(.13 )	$9.25	5.29%[7]	$4	1.47%[8]	1.47%[8]	4.35%[8]
12/31/2024	9.24	.39	(.52 )	(.13 )	(.08 )	—	(.12 )	(.20 )	8.91	(1.38)	5	1.47	1.47	4.32
12/31/2023	9.37	.32	(.26 )	.06	(.12 )	—	(.07 )	(.19 )	9.24	.74	6	1.49	1.49	3.51
12/31/2022	11.30	.31	(1.82)	(1.51)	(.41 )	—	(.01 )	(.42 )	9.37	(13.46)	7	1.49	1.49	3.01
12/31/2021	11.62	.19	(.40 )	(.21 )	(.11 )	—	—	(.11 )	11.30	(1.81)	9	1.51	1.50	1.66
12/31/2020	10.23	.07	1.68	1.75	(.13 )	(.23 )	—	(.36 )	11.62	17.17	9	1.63	1.61	.59
Class 529-E:
6/30/2025[5,6]	8.95	.22	.28	.50	(.16 )	—	—	(.16 )	9.29	5.58 [7]	3	.90 [8]	.90 [8]	4.91 [8]
12/31/2024	9.28	.45	(.52 )	(.07 )	(.11 )	—	(.15 )	(.26 )	8.95	(.79 )	2.90		.90	4.88
12/31/2023	9.41	.38	(.25 )	.13	(.16 )	—	(.10 )	(.26 )	9.28	1.32	3.92		.92	4.08
12/31/2022	11.35	.37	(1.83)	(1.46)	(.47 )	—	(.01 )	(.48 )	9.41	(12.99)	3.92		.92	3.57
12/31/2021	11.67	.25	(.40 )	(.15 )	(.17 )	—	—	(.17 )	11.35	(1.26)	4.96		.95	2.18
12/31/2020	10.27	.13	1.70	1.83	(.20 )	(.23 )	—	(.43 )	11.67	17.75	4	1.05	1.03	1.12
Class 529-T:
6/30/2025[5,6]	8.97	.24	.28	.52	(.18 )	—	—	(.18 )	9.31	5.79 [7,9]	— [10]	.47 [8,9]	.47 [8,9]	5.33 [8,9]
12/31/2024	9.30	.49	(.52 )	(.03 )	(.12 )	—	(.18 )	(.30 )	8.97	(.36 )[9]	— [10]	.47 [9]	.47 [9]	5.31 [9]
12/31/2023	9.43	.42	(.26 )	.16	(.18 )	—	(.11 )	(.29 )	9.30	1.82 [9]	— [10]	.43 [9]	.43 [9]	4.56 [9]
12/31/2022	11.37	.41	(1.82)	(1.41)	(.52 )	—	(.01 )	(.53 )	9.43	(12.58)[9]	— [10]	.49 [9]	.49 [9]	4.00 [9]
12/31/2021	11.69	.30	(.40 )	(.10 )	(.22 )	—	—	(.22 )	11.37	(.83 )[9]	— [10]	.53 [9]	.52 [9]	2.64 [9]
12/31/2020	10.29	.18	1.69	1.87	(.24 )	(.23 )	—	(.47 )	11.69	18.30 [9]	— [10]	.64 [9]	.62 [9]	1.57 [9]
Class 529-F-1:
6/30/2025[5,6]	8.95	.24	.28	.52	(.18 )	—	—	(.18 )	9.29	5.80 [7,9]	— [10]	.48 [8,9]	.48 [8,9]	5.34 [8,9]
12/31/2024	9.28	.49	(.52 )	(.03 )	(.12 )	—	(.18 )	(.30 )	8.95	(.37 )[9]	— [10]	.49 [9]	.49 [9]	5.33 [9]
12/31/2023	9.42	.42	(.27 )	.15	(.18 )	—	(.11 )	(.29 )	9.28	1.75 [9]	— [10]	.50 [9]	.50 [9]	4.51 [9]
12/31/2022	11.35	.41	(1.82)	(1.41)	(.51 )	—	(.01 )	(.52 )	9.42	(12.63)[9]	— [10]	.52 [9]	.52 [9]	3.96 [9]
12/31/2021	11.68	.30	(.41 )	(.11 )	(.22 )	—	—	(.22 )	11.35	(.94 )[9]	— [10]	.55 [9]	.54 [9]	2.60 [9]
12/31/2020	10.28	.18	1.70	1.88	(.25 )	(.23 )	—	(.48 )	11.68	18.35 [9]	— [10]	.63 [9]	.61 [9]	1.57 [9]
Class 529-F-2:
6/30/2025[5,6]	8.95	.25	.28	.53	(.18 )	—	—	(.18 )	9.30	5.83 [7]	28	.40 [8]	.40 [8]	5.41 [8]
12/31/2024	9.29	.49	(.53 )	(.04 )	(.12 )	—	(.18 )	(.30 )	8.95	(.29 )	27.41		.41	5.37
12/31/2023	9.42	.43	(.26 )	.17	(.19 )	—	(.11 )	(.30 )	9.29	1.84	28.41		.41	4.62
12/31/2022	11.36	.42	(1.83)	(1.41)	(.52 )	—	(.01 )	(.53 )	9.42	(12.47)	24.43		.43	4.09
12/31/2021	11.68	.31	(.40 )	(.09 )	(.23 )	—	—	(.23 )	11.36	(.86 )	25.48		.47	2.72
12/31/2020[5,11]	11.78	.03	.21	.24	(.11 )	(.23 )	—	(.34 )	11.68	2.04 [7]	21	.09 [7]	.08 [7]	.28 [7]
Class 529-F-3:
6/30/2025[5,6]	8.95	.25	.28	.53	(.18 )	—	—	(.18 )	9.30	5.98 [7]	— [10]	.35 [8]	.35 [8]	5.47 [8]
12/31/2024	9.28	.50	(.52 )	(.02 )	(.13 )	—	(.18 )	(.31 )	8.95	(.24 )	— [10]	.36	.36	5.45
12/31/2023	9.41	.43	(.26 )	.17	(.19 )	—	(.11 )	(.30 )	9.28	1.87	— [10]	.38	.38	4.63
12/31/2022	11.35	.42	(1.82)	(1.40)	(.53 )	—	(.01 )	(.54 )	9.41	(12.52)	— [10]	.39	.39	4.09
12/31/2021	11.68	.31	(.41 )	(.10 )	(.23 )	—	—	(.23 )	11.35	(.83 )	— [10]	.46	.43	2.71
12/31/2020[5,11]	11.78	.03	.21	.24	(.11 )	(.23 )	—	(.34 )	11.68	2.07 [7]	— [10]	.12 [7]	.08 [7]	.28 [7]
Class R-1:
6/30/2025[5,6]	8.95	.20	.27	.47	(.13 )	—	—	(.13 )	9.29	5.33 [7]	2	1.40 [8]	1.40 [8]	4.41 [8]
12/31/2024	9.28	.40	(.51 )	(.11 )	(.09 )	—	(.13 )	(.22 )	8.95	(1.22)	2	1.40	1.40	4.38
12/31/2023	9.42	.33	(.26 )	.07	(.13 )	—	(.08 )	(.21 )	9.28	.76	1	1.43	1.43	3.60
12/31/2022	11.34	.32	(1.82)	(1.50)	(.41 )	—	(.01 )	(.42 )	9.42	(13.36)	1	1.38	1.38	3.16
12/31/2021	11.66	.20	(.40 )	(.20 )	(.12 )	—	—	(.12 )	11.34	(1.70)	2	1.43	1.43	1.74
12/31/2020	10.25	.08	1.69	1.77	(.13 )	(.23 )	—	(.36 )	11.66	17.19	1	1.53	1.50	.71
Refer to the end of the table(s) for footnote(s).

65	American Funds Strategic Bond Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends, distributions and return of capital
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
6/30/2025[5,6]	$8.92	$.20	$.28	$.48	$(.14 )	$—	$—	$(.14 )	$9.26	5.37%[7]	$6	1.35%[8]	1.35%[8]	4.46%[8]
12/31/2024	9.26	.40	(.52 )	(.12 )	(.09 )	—	(.13 )	(.22 )	8.92	(1.23)	6	1.35	1.35	4.43
12/31/2023	9.39	.34	(.26 )	.08	(.13 )	—	(.08 )	(.21 )	9.26	.88	7	1.36	1.36	3.67
12/31/2022	11.32	.32	(1.81)	(1.49)	(.43 )	—	(.01 )	(.44 )	9.39	(13.42)	6	1.37	1.37	3.10
12/31/2021	11.64	.20	(.40 )	(.20 )	(.12 )	—	—	(.12 )	11.32	(1.71)	7	1.40	1.39	1.78
12/31/2020	10.25	.08	1.69	1.77	(.15 )	(.23 )	—	(.38 )	11.64	17.32	7	1.51	1.49	.67
Class R-2E:
6/30/2025[5,6]	8.94	.21	.28	.49	(.15 )	—	—	(.15 )	9.28	5.47 [7]	2	1.13 [8]	1.13 [8]	4.68 [8]
12/31/2024	9.27	.42	(.51 )	(.09 )	(.10 )	—	(.14 )	(.24 )	8.94	(1.04)	2	1.12	1.12	4.65
12/31/2023	9.40	.36	(.25 )	.11	(.15 )	—	(.09 )	(.24 )	9.27	1.14	3	1.12	1.12	3.92
12/31/2022	11.35	.35	(1.83)	(1.48)	(.46 )	—	(.01 )	(.47 )	9.40	(13.12)	3	1.13	1.13	3.42
12/31/2021	11.67	.24	(.41 )	(.17 )	(.15 )	—	—	(.15 )	11.35	(1.53)	1	1.15	1.15	2.07
12/31/2020	10.28	.11	1.70	1.81	(.19 )	(.23 )	—	(.42 )	11.67	17.66	1	1.25	1.23	.96
Class R-3:
6/30/2025[5,6]	8.93	.22	.27	.49	(.15 )	—	—	(.15 )	9.27	5.57 [7]	19	.95 [8]	.95 [8]	4.87 [8]
12/31/2024	9.27	.44	(.53 )	(.09 )	(.10 )	—	(.15 )	(.25 )	8.93	(.94 )	18.95		.95	4.83
12/31/2023	9.40	.38	(.26 )	.12	(.16 )	—	(.09 )	(.25 )	9.27	1.31	18.96		.96	4.10
12/31/2022	11.34	.37	(1.83)	(1.46)	(.47 )	—	(.01 )	(.48 )	9.40	(13.02)	12.97		.97	3.55
12/31/2021	11.66	.25	(.40 )	(.15 )	(.17 )	—	—	(.17 )	11.34	(1.28)	11.99		.99	2.21
12/31/2020	10.26	.13	1.69	1.82	(.19 )	(.23 )	—	(.42 )	11.66	17.75	8	1.09	1.07	1.10
Class R-4:
6/30/2025[5,6]	8.95	.23	.28	.51	(.17 )	—	—	(.17 )	9.29	5.71 [7]	17	.64 [8]	.64 [8]	5.17 [8]
12/31/2024	9.28	.47	(.51 )	(.04 )	(.12 )	—	(.17 )	(.29 )	8.95	(.54 )	21.65		.65	5.13
12/31/2023	9.41	.41	(.27 )	.14	(.17 )	—	(.10 )	(.27 )	9.28	1.60	25.65		.65	4.40
12/31/2022	11.35	.40	(1.83)	(1.43)	(.50 )	—	(.01 )	(.51 )	9.41	(12.75)	19.66		.66	3.84
12/31/2021	11.67	.29	(.40 )	(.11 )	(.21 )	—	—	(.21 )	11.35	(.96 )	16.69		.68	2.56
12/31/2020	10.27	.16	1.70	1.86	(.23 )	(.23 )	—	(.46 )	11.67	18.07	7.79		.77	1.40
Class R-5E:
6/30/2025[5,6]	8.96	.24	.28	.52	(.18 )	—	—	(.18 )	9.30	5.79 [7]	4	.47 [8]	.47 [8]	5.34 [8]
12/31/2024	9.30	.49	(.53 )	(.04 )	(.12 )	—	(.18 )	(.30 )	8.96	(.35 )	6.46		.46	5.31
12/31/2023	9.43	.42	(.26 )	.16	(.18 )	—	(.11 )	(.29 )	9.30	1.78	6.46		.46	4.54
12/31/2022	11.37	.41	(1.82)	(1.41)	(.52 )	—	(.01 )	(.53 )	9.43	(12.58)	6.46		.46	4.01
12/31/2021	11.69	.31	(.41 )	(.10 )	(.22 )	—	—	(.22 )	11.37	(.91 )	2.52		.51	2.73
12/31/2020	10.29	.18	1.70	1.88	(.25 )	(.23 )	—	(.48 )	11.69	18.35	2.60		.58	1.59
Class R-5:
6/30/2025[5,6]	8.97	.25	.27	.52	(.18 )	—	—	(.18 )	9.31	5.85 [7]	16	.37 [8]	.37 [8]	5.46 [8]
12/31/2024	9.30	.50	(.52 )	(.02 )	(.13 )	—	(.18 )	(.31 )	8.97	(.25 )	12.37		.37	5.42
12/31/2023	9.43	.44	(.27 )	.17	(.19 )	—	(.11 )	(.30 )	9.30	1.88	11.37		.37	4.74
12/31/2022	11.37	.42	(1.82)	(1.40)	(.53 )	—	(.01 )	(.54 )	9.43	(12.48)	5.38		.38	4.11
12/31/2021	11.69	.32	(.40 )	(.08 )	(.24 )	—	—	(.24 )	11.37	(.70 )	3.40		.40	2.79
12/31/2020	10.29	.19	1.70	1.89	(.26 )	(.23 )	—	(.49 )	11.69	18.44	3.51		.49	1.67
Class R-6:
6/30/2025[5,6]	8.97	.25	.27	.52	(.18 )	—	—	(.18 )	9.31	5.87 [7]	7,553	.31 [8]	.31 [8]	5.50 [8]
12/31/2024	9.30	.50	(.52 )	(.02 )	(.13 )	—	(.18 )	(.31 )	8.97	(.20 )	7,133.32		.32	5.47
12/31/2023	9.43	.44	(.26 )	.18	(.19 )	—	(.12 )	(.31 )	9.30	1.93	6,411.32		.32	4.70
12/31/2022	11.37	.43	(1.83)	(1.40)	(.53 )	—	(.01 )	(.54 )	9.43	(12.45)	5,718.33		.33	4.19
12/31/2021	11.69	.34	(.42 )	(.08 )	(.24 )	—	—	(.24 )	11.37	(.67 )	3,149.36		.36	2.94
12/31/2020	10.29	.20	1.69	1.89	(.26 )	(.23 )	—	(.49 )	11.69	18.49	1,243.42		.42	1.68
Refer to the end of the table(s) for footnote(s).

American Funds Strategic Bond Fund	66

Financial highlights (continued)

Portfolio turnover rate for all share classes[12,13]	Six months ended June 30, 2025[5,6,7]	Year ended December 31,
		2024	2023	2022	2021	2020
Excluding mortgage dollar roll transactions	36%	56%	74%	75%	106%	155%
Including mortgage dollar roll transactions	122%	313%	542%	228%	164%	367%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[13]	Refer to Note 5 for more information on mortgage dollar rolls.
Refer to the notes to financial statements.

67	American Funds Strategic Bond Fund

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

American Funds Strategic Bond Fund	68

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2026. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2024. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

69	American Funds Strategic Bond Fund

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

American Funds Strategic Bond Fund	70

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Strategic Bond Fund

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: September 05, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: September 05, 2025

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: September 05, 2025